                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File number 811-21265
                                                     ---------

                     PowerShares Exchange-Traded Fund Trust
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 W. Roosevelt Road
                                Wheaton, IL 60187
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  H. Bruce Bond
                              301 W. Roosevelt Road
                                Wheaton, IL 60187
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-983-0903
                                                           --------------

                     Date of fiscal year end: April 30, 2006
                                             ----------------

                   Date of reporting period: October 31, 2005
                                            -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2005 SEMI-ANNUAL REPORT TO SHAREHOLDERS
31 OCTOBER 2005


[POWERSHARES(TM) XCHANGE TRADED FUNDS(TM) LOGO]

[GRAPHIC]

POWERSHARES DYNAMIC MARKET PORTFOLIO
POWERSHARES DYNAMIC OTC PORTFOLIO
POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO
POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO
POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO
POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO
POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO
POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO
POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO
POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO
POWERSHARES DYNAMIC LEISURE & ENTERTAINMENT PORTFOLIO POWERSHARES DYNAMIC MEDIA PORTFOLIO
POWERSHARES DYNAMIC NETWORKING PORTFOLIO
POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO
POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO
POWERSHARES DYNAMIC SOFTWARE PORTFOLIO
POWERSHARES ZACKS MICRO CAP PORTFOLIO
POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO
POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO
POWERSHARES DYNAMIC INSURANCE PORTFOLIO
POWERSHARES DYNAMIC RETAIL PORTFOLIO
POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO POWERSHARES DYNAMIC UTILITIES PORTFOLIO
POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO POWERSHARES LUX NANOTECH PORTFOLIO
POWERSHARES AEROSPACE & DEFENSE PORTFOLIO

TABLE OF CONTENTS

Shareholder Letter                                                             5

Managers' Analysis                                                             7

Fees and Expenses                                                             41

Portfolio Summary
   PowerShares Dynamic Market Portfolio                                       47

Schedule of Investments
   PowerShares Dynamic Market Portfolio                                       48

Portfolio Summary
   PowerShares Dynamic OTC Portfolio                                          50

Schedule of Investments
   PowerShares Dynamic OTC Portfolio                                          51

Portfolio Summary
   PowerShares Golden Dragon Halter USX China Portfolio                       53

Schedule of Investments
   PowerShares Golden Dragon Halter USX China Portfolio                       54

Portfolio Summary
   PowerShares High Yield Equity Dividend Achievers(TM) Portfolio             55

Schedule of Investments
   PowerShares High Yield Equity Dividend Achievers(TM) Portfolio             56

Portfolio Summary
   PowerShares WilderHill Clean Energy Portfolio                              57

Schedule of Investments
   PowerShares WilderHill Clean Energy Portfolio                              58

Portfolio Summary
   PowerShares Dynamic Large Cap Growth Portfolio                             59

Schedule of Investments
   PowerShares Dynamic Large Cap Growth Portfolio                             60

Portfolio Summary
   PowerShares Dynamic Large Cap Value Portfolio                              61

Schedule of Investments
   PowerShares Dynamic Large Cap Value Portfolio                              62

Portfolio Summary
   PowerShares Dynamic Mid Cap Growth Portfolio                               63

Schedule of Investments
   PowerShares Dynamic Mid Cap Growth Portfolio                               64

Portfolio Summary
   PowerShares Dynamic Mid Cap Value Portfolio                                65

Schedule of Investments
   PowerShares Dynamic Mid Cap Value Portfolio                                66

Portfolio Summary
   PowerShares Dynamic Small Cap Growth Portfolio                             67

Schedule of Investments
   PowerShares Dynamic Small Cap Growth Portfolio                             68

Portfolio Summary
   PowerShares Dynamic Small Cap Value Portfolio                              70

Schedule of Investments
   PowerShares Dynamic Small Cap Value Portfolio                              71

Portfolio Summary
   PowerShares Dynamic Biotechnology & Genome Portfolio                       73

Schedule of Investments
   PowerShares Dynamic Biotechnology & Genome Portfolio                       74

Portfolio Summary
   PowerShares Dynamic Food & Beverage Portfolio                              75

Schedule of Investments
   PowerShares Dynamic Food & Beverage Portfolio                              76

Portfolio Summary
   PowerShares Dynamic Leisure & Entertainment Portfolio                      77

Schedule of Investments
   PowerShares Dynamic Leisure & Entertainment Portfolio                      78

Portfolio Summary
   PowerShares Dynamic Media Portfolio                                        79

Schedule of Investments
   PowerShares Dynamic Media Portfolio                                        80

Portfolio Summary
   PowerShares Dynamic Networking Portfolio                                   81

Schedule of Investments
   PowerShares Dynamic Networking Portfolio                                   82

Portfolio Summary
   PowerShares Dynamic Pharmaceuticals Portfolio                              83

Schedule of Investments
   PowerShares Dynamic Pharmaceuticals Portfolio                              84

Portfolio Summary
   PowerShares Dynamic Semiconductors Portfolio                               85

Schedule of Investments
   PowerShares Dynamic Semiconductors Portfolio                               86

Portfolio Summary
   PowerShares Dynamic Software Portfolio                                     87

Schedule of Investments
   PowerShares Dynamic Software Portfolio                                     88

Portfolio Summary
   Zacks Micro Cap Portfolio                                                  89

Schedule of Investments
   Zacks Micro Cap Portfolio                                                  90

Portfolio Summary
   PowerShares International Dividend Achievers(TM) Portfolio                 95

Schedule of Investments
   PowerShares International Dividend Achievers(TM) Portfolio                 96

Portfolio Summary
   PowerShares High Growth Rate Dividend Achievers(TM) Portfolio              97

Schedule of Investments
   PowerShares High Growth Rate Dividend Achievers(TM) Portfolio              98

Portfolio Summary
   PowerShares Dividend Achievers(TM) Portfolio                              100

Schedule of Investments
   PowerShares Dividend Achievers(TM) Portfolio                              101

Portfolio Summary
   PowerShares Dynamic Oil & Gas Services Portfolio                          105

Schedule of Investments
   PowerShares Dynamic Oil & Gas Services Portfolio                          106

Portfolio Summary
   PowerShares Dynamic Insurance Portfolio                                   107

Schedule of Investments
   PowerShares Dynamic Insurance Portfolio                                   108

Portfolio Summary
   PowerShares Dynamic Retail Portfolio                                      109

Schedule of Investments
   PowerShares Dynamic Retail Portfolio                                      110

Portfolio Summary
   PowerShares Dynamic Building & Construction Portfolio                     111

Schedule of Investments
   PowerShares Dynamic Building & Construction Portfolio                     112

Portfolio Summary
   PowerShares Dynamic Utilities Portfolio                                   113

Schedule of Investments
   PowerShares Dynamic Utilities Portfolio                                   114

Portfolio Summary
   PowerShares Dynamic Energy Exploration & Production Portfolio             115

Schedule of Investments
   PowerShares Dynamic Energy Exploration & Production Portfolio             116

Portfolio Summary
   PowerShares Lux Nanotech Portfolio                                        117

Schedule of Investments
   PowerShares Lux Nanotech Portfolio                                        118

Portfolio Summary
   PowerShares Aerospace & Defense Portfolio                                 119

Schedule of Investments
   PowerShares Aerospace & Defense Portfolio                                 120

Statements of Assets and Liabilities                                         122

Statements of Operations                                                     128

Statements of Changes in Net Assets                                          134

Financial Highlights                                                         142

Notes to Financial Statements                                                158

Supplemental Information (Unaudited)                                         170

TO OUR VALUED SHAREHOLDERS:

I am happy to announce that PowerShares Exchange-Traded Fund Trust has experienced tremendous and welcome growth in Assets Under Management (AUM) over the last year. Assets grew to from $241 million a year earlier to $2.537 billion as of November 15th, a growth rate of over 14x.

Contributing to this impressive growth is PowerShares' position and visibility in the financial industry as the leader of the "Intelligent ETF Revolution." Currently at 36 ETFs, PowerShares has continued to introduce exciting and innovative financial products for discerning investors, whether they seek active or passive approaches to asset management. The result is that PowerShares has the second largest and one of the most diverse ETF offerings available today and is the undisputed leader in "Intelligent ETFs."

PowerShares Intelligent ETFs operate like traditional ETFs in that they seek to replicate the performance of an underlying index. They are distinctive in the marketplace in that the indexes they replicate are themselves sophisticated asset management methodologies which evaluate securities for their investment potential as the core determinant of their inclusion in the index. This approach is very different from that of benchmark indexes which simply seek to be barometers of stock groups without regard to the investment value of the underlying securities.

Since April of this year alone, PowerShares has launched twenty new ETFs including:

   PowerShares Zacks Micro Cap Portfolio (PZI), one of the first micro cap ETFs, provides an investor with exposure to those emerging micro cap companies with greater capital appreciation potential. This index is unique in that it is also designed with the ability to evaluate and remove company components on a weekly basis to better achieve timely adjustments in the micro cap market.

   PowerShares three additional Dividend Achievers(TM) Portfolios based on Mergent's Dividend Achievers(TM) Indexes which seek to provide consistent, reliable and growing dividend income and capital appreciation to the investor. The Dividend Achievers(TM) Portfolio is based upon the Broad Dividend Achievers(TM) Index, which is comprised of those companies with a minimum of ten consecutive years of annual dividend increases. The High Growth Rate Dividend Achievers(TM) Index is based upon the 100 Dividend Achievers(TM) companies with the fastest dividend growth rate over the last ten years. The International Dividend Achievers(TM) Index is based upon U.S. listed foreign companies with a minimum of five consecutive years of annual dividend increases.

   PowerShares Dynamic Industry Portfolios are based on indexes which seek to provide intelligent exposure to Pharmaceuticals (PWP), Biotech and Genome
   (PBE), Leisure & Entertainment (PEJ), Media (PBS), Networking (PXQ), Semiconductors (PSI), Software (PSJ) and Food & Beverage (PBJ) Industries, which we launched in June, and Building & Construction (PKB), Energy Exploration & Production (PXE), Insurance (PIC), Oil & Gas Services (PXJ), Retail (PMR) and Utilities (PUI), which we launched in October.

   PowerShares Lux Nanotech Portfolio (PXN), the first ETF providing the investor exposure to the nanotechnology sector, is based on an index which seeks to identify those companies involved in developing, manufacturing and funding of nanotechnology and nanotechnology applications. PowerShares Aerospace & Defense Portfolio (PPA) is based on an index which seeks to identify those companies involved in the development, manufacture and support of U.S. defense, homeland security and aerospace operations.

As of the end of this reporting period, PowerShares had thirty-one ETF portfolio funds. Twenty-nine of those have been introduced in just the last twelve months.

If you are interested in learning more about these funds, you may obtain prospectuses and more complete information on risks, fees and expenses by visiting powershares.com. The prospectus should be read carefully before investing.

On behalf of PowerShares Capital Management LLC and the Board of Trustees for the PowerShares Exchange-Traded Fund Trust, I want to thank you for your participation in the PowerShares family of exchange-traded funds. We look forward to serving you in the future.

Best regards,

/s/ H. Bruce Bond
H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

MANAGER'S ANALYSIS

THE MARKET ENVIRONMENT

The U.S. equity markets started the year on a flat note as inflation concerns, Iraq and rising fuel costs weighed on investors. Sentiment picked up in May as slowing but healthy corporate profits along with increased productivity boosted managers' hiring and spending plans. This combined with economic resiliency in the face of Hurricane Katrina and high oil prices gave investors confidence going into the latter part of the year. As a result, the market posted respectable single digit growth during the reporting period.

Benefiting from elevated oil prices, energy stocks continued to lead the market, followed by insurance, computer hardware and biotech names. Pharmaceutical and media stocks underperformed. Results were particularly strong in mid and small cap growth stocks which outperformed the market as a whole, while large cap stocks continued to lag their peers.

POWERSHARES DYNAMIC MARKET PORTFOLIO (TICKER: PWC)

The PowerShares Dynamic Market Portfolio continued to outpace the market during the semi-annual reporting period, furthering its outperformance from the prior year. Over the past six months, the Dynamic Market Portfolio returned 13.44%, while the S&P 500 Index returned 5.26% and the Russell 3000 returned 6.67%. The fund has accomplished this performance without paying any capital gains distributions since the inception of the fund.

Stock selection within the oil and gas, consumer staples and media space provided the strongest contributions to the fund's performance; while selections in computer hardware, financial services and biotech tended to lag. Relative to the market, the fund benefited from over-weightings in insurance and healthcare provider stocks and from under-weightings in pharmaceutical and industrial stocks. Stock selection was most effective in large-cap names, and to a lesser extent, the fund benefited from allocating more to mid and small cap stocks when compared to conventional cap-weighted benchmarks.

The PowerShares Dynamic Market Portfolio bases its stock selection, portfolio management and asset allocation decisions on an "intelligent" index called the Dynamic Market Intellidex Index. The Index's investment decisions are derived from a proprietary methodology which incorporates technically advanced and robust institutional investment research available in the marketplace today.

Domestic companies are evaluated for inclusion in the index across numerous investment criteria including fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of company's overall investment potential. Securities identified by the methodology that possess the greatest capital appreciation potential are selected for the index and incorporated by the portfolio manager. The fund utilized a direct index replication method during the reporting period (less fees and expenses).

POWERSHARES DYNAMIC MARKET PORTFOLIO (TICKER: PWC)

- FUND PERFORMANCE HISTORY (%)                AS OF 31 OCTOBER 2005

                                                       FUND INCEPTION
                                 6 MONTH   1 YEAR   AVG ANN   CUMULATIVE
     Index
     Dynamic Market Intellidex    13.03     23.49    23.45      69.33
     S&P 500 Index                 5.26      8.71    13.60      37.53
     Russell 3000 Index            6.67     10.60    15.31      42.77

     Fund
     NAV                          13.44     22.61    22.53      66.24
     Share Price Return           13.87     22.58    22.40      64.93

Fund Inception: 1 May 2003

After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P 500 Index and the Russell 3000 Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of 500 and 3000 widely held common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

     -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER 2005

     SECURITY
     Valero Energy Corp.              3.57
     Coca-Cola (The) Co.              3.16
     Kellogg Co.                      3.14
     Express Scripts, Inc.            2.91
     Murphy Oil Corp.                 2.69
     UnitedHealth Group, Inc.         2.56
     Nordstrom, Inc.                  2.55
     Aetna, Inc.                      2.54
     Yum! Brands, Inc.                2.53
     Prudential Financial, Inc.       2.52
     TOTAL                           28.17

POWERSHARES DYNAMIC OTC PORTFOLIO (TICKER: PWO)

The PowerShares Dynamic OTC Portfolio continued to outperform the Nasdaq market during the semi-annual reporting period, building on already solid results from the prior year. Over the past six months, the Dynamic OTC Portfolio returned 12.53%, while the Nasdaq 100 Index returned 11.15% and the Nasdaq Composite Index return 10.34%. The fund has accomplished this performance without paying any capital gains distributions since the inception of the fund.

Stock selection within the commercial banks, software and semiconductors provided the strongest contributions to the fund's performance; while selections in media and pharmaceuticals tended to lag. Relative to the Nasdaq market, the fund benefited from over-weightings in healthcare provider, capital markets and IT services stocks and from small under-weightings in communications equipment stocks. Stock selection was most effective in large-cap growth names; the fund did not benefit from allocating more to mid and small cap stocks when compared to conventional cap-weighted benchmarks.

The PowerShares Dynamic OTC Portfolio bases its stock selection, portfolio management and asset allocation decisions on an "intelligent" index called the Dynamic OTC Intellidex index. The Index's investment decisions are derived from a proprietary methodology which incorporates technically advanced and robust institutional investment research available in the marketplace today.

Domestic Nasdaq companies are evaluated for inclusion in the index across numerous investment criteria including fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of a company's overall investment potential. Securities identified by the methodology that possess the greatest capital appreciation potential are selected for the index and incorporated by the portfolio manager. The Fund utilized a direct index replication method during the reporting period (less fees and expenses).

     - FUND PERFORMANCE HISTORY (%)                AS OF 31 OCTOBER 2005

                                                       FUND INCEPTION
                                 6 MONTH   1 YEAR   AVG ANN   CUMULATIVE
     Index
     Dynamic OTC Intellidex       12.39     19.65    24.13      71.67
     Nasdaq 100 Index             11.15      6.22    15.31      42.78
     Nasdaq Composite Index       10.34      7.36    15.96      44.80

     Fund
     NAV                          12.53     18.95    22.74      66.95
     Share Price Return           12.95     18.78    24.37      66.53

     Fund Inception: 1 May 2003

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Nasdaq 100 Index and the Nasdaq Composite Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of 100 and approximately 3,300 widely held Nasdaq stocks, respectively.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

POWERSHARES DYNAMIC OTC PORTFOLIO (TICKER: PWO)

     -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER 2005

     SECURITY
     Symantec Corp.                       3.35
     Adobe Systems, Inc.                  3.35
     Lam Research Corp.                   3.23
     Starbucks Corp.                      3.13
     Autodesk, Inc.                       3.12
     Express Scripts, Inc.                2.98
     Cisco Systems, Inc.                  2.87
     BEA Systems, Inc.                    2.82
     Fiserv, Inc.                         2.80
     Staples, Inc.                        2.79
     TOTAL                               30.44

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO (TICKER: PGJ)

The PowerShares Golden Dragon Halter USX China Portfolio is based on the USX China Index(SM). The USX China Index(SM) is comprised of U.S. listed securities of companies deriving a majority of their revenues from the People's Republic of China. The index is designed to provide insight and access to the unique economic opportunities taking place in China. The portfolio is reconstituted and rebalanced quarterly.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                 6 MONTH          FUND INCEPTION
     Index
     USX China Index              1.39                -7.87
     MSCI EAFE Index              7.38                 8.11
     S&P 500 Index                5.26                 3.62

     Fund
     NAV                          2.57                -8.38
     Share Price Return           2.70                -8.68

     Fund Inception: 9 December 2004

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI EAFE Index and the S&P 500 Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 1000 and 500 widely held common stocks, respectively.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          PetroChina Co. Ltd. ADR                              5.86
          China Mobile (Hong Kong) Ltd. ADR                    5.77
          Aluminum Corp. of China Ltd. ADR                     5.08
          China Life Insurance Co. Ltd. ADR                    4.55
          China Netcom Group Corp. (Hong Kong) Ltd. ADR        4.39
          China Petroleum and Chemical Corp. ADR               4.38
          China Unicom Ltd. ADR                                4.35
          CNOOC Ltd. ADR                                       4.31
          Huaneng Power International, Inc. ADR                4.31
          Sinopec Shanghai Petrochemical Co. Ltd. ADR          4.22
          TOTAL                                               47.22

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PEY)

The PowerShares High Yield Equity Dividend Achievers(TM) Portfolio is based on the Dividend Achievers(TM) 50 Index. The Dividend Achievers(TM) 50 Index seeks to deliver high current income and capital appreciation. It is comprised of the fifty highest yielding companies with at least ten years of consecutive dividend increases. The yield weighted portfolio is rebalanced quarterly and reconstituted annually.

     - FUND PERFORMANCE HISTORY (%)                  AS OF 31 OCTOBER 2005

                                         6 MONTH         FUND INCEPTION
     Index
     Dividend Achievers(TM) 50 Index      2.95               2.80
     S&P 500 Index                        5.26               3.62
     S&P Barra Large Value Index          6.41               4.91

     Fund
     NAV                                  4.61               3.10
     Share Price Return                   5.99               3.27

     Fund Inception: 9 December 2004

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P 500 Index and the S&P Barra Large Cap Value Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of 500 and approximately 250 widely held common stocks, respectively.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Merck & Co., Inc.                 2.88
          Peoples Energy Corp.              2.84
          F.N.B. Corp.                      2.76
          Progress Energy, Inc.             2.67
          SBC Communications, Inc.          2.66
          First Commonwealth
          Financial Corp.                   2.53
          Washington Mutual, Inc.           2.52
          Bank of America Corp.             2.37
          Consolidated Edison, Inc.         2.37
          National City Corp.               2.22
          TOTAL                            25.82

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO (TICKER: PBW)

The PowerShares WilderHill Clean Energy Portfolio is based on the WilderHill Clean Energy Index. The WilderHill Clean Energy Index seeks to deliver capital appreciation. It is comprised of companies that focus on greener and generally renewable sources of energy and technologies facilitating cleaner energy. The modified equal-weighted portfolio is rebalanced and reconstituted quarterly.

     - FUND PERFORMANCE HISTORY (%)                  AS OF 31 OCTOBER 2005

                                         6 MONTH         FUND INCEPTION
     Index
     WilderHill Clean Energy Index        20.24              -0.50
     Nasdaq Composite                      5.26               0.85
     S&P 500 Index                        10.34               2.55

     Fund
     NAV                                  20.24              -0.90
     Share Price Return                   20.39              -0.90

     Fund Inception: 3 March 2005

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Nasdaq Composite and S&P 500 Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 3300 and 500 widely held common stocks, respectively.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Distributed Energy Systems Corp.           3.31
          Cree, Inc.                                 3.26
          Emcore Corp.                               3.25
          Ultralife Batteries, Inc.                  3.25
          Maxwell Technologies, Inc.                 3.24
          Evergreen Solar, Inc.                      3.23
          Cypress Semiconductor Corp.                3.22
          Intermagnetics General Corp.               3.21
          Power Integrations, Inc.                   3.21
          KYOCERA Corp. ADR (Japan)                  3.08
          TOTAL                                     32.26

POWERSHARES DYNAMIC STYLE PORTFOLIOS

PowerShares Dynamic Style Portfolios are based on enhanced indexes called Intellidexes. Their investment decisions are derived from a proprietary methodology which incorporates technically advanced and robust institutional investment research available in the marketplace today.

The Style Intellidexes apply a rigorous ten factor style isolation process to objectively segregate companies into their appropriate investment style and size universe. Next, each company considered for the Intellidex is thoroughly evaluated to determine its investment merit by analyzing numerous unique financial characteristics from four broad financial perspectives: fundamental, valuation, timeliness and risk.

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO (TICKER: PWB)

The PowerShares Dynamic Large Cap Growth Portfolio is based on the Dynamic Large Cap Growth Intellidex(SM) Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

     - FUND PERFORMANCE HISTORY (%)                       AS OF 31 OCTOBER 2005

                                              6 MONTH         FUND INCEPTION
     Index
     Dynamic Large Cap Growth Intellidex        8.35               4.65
     Dow Jones Large Cap Growth Index           1.95              -1.47
     S&P Barra Large Cap Growth Index           7.59               2.89

     Fund
     NAV                                        8.35               3.08
     Share Price Return                         8.09               2.49

     Fund Inception: 3 March 2005

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Dow Jones Large Cap Growth Index and the S&P Barra Large Cap Growth Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 108 and 178 widely held common stocks.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          UnitedHealth Group, Inc.                  3.92
          Motorola, Inc.                            3.59
          American Express Co.                      3.53
          United Parcel Service, Inc., Class B      3.50
          Cisco Systems, Inc.                       3.43
          Target Corp.                              3.42
          QUALCOMM, Inc.                            3.41
          Oracle Corp.                              3.36
          Amgen, Inc.                               3.29
          Lowe's Cos., Inc.                         3.29
          TOTAL                                    34.74

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO (TICKER: PWV)

The PowerShares Dynamic Large Cap Value Portfolio is based on the Dynamic Large Cap Value Intellidex(SM) Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

     - FUND PERFORMANCE HISTORY (%)                       AS OF 31 OCTOBER 2005

                                              6 MONTH         FUND INCEPTION
     Index
     Dynamic Large Cap Value Intellidex         8.50              6.33
     Dow Jones Large Cap Value Index            6.15              0.95
     S&P Barra Large Cap Value Index            4.82              1.03

     Fund
     NAV                                        9.31              5.91
     Share Price Return                         9.28              5.72

     Fund Inception: 3 March 2005

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Dow Jones Large Cap Value Index and the S&P Barra Large Cap Value Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 130 and 322 widely held common stocks, respectively.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Merrill Lynch & Co., Inc.                3.71
          Altria Group, Inc.                       3.53
          ConocoPhillips                           3.46
          Morgan Stanley                           3.45
          Hewlett-Packard Co.                      3.40
          Wells Fargo & Co.                        3.35
          Bank of America Corp.                    3.34
          Merck & Co., Inc.                        3.34
          Wachovia Corp.                           3.33
          International Business Machines Corp.    3.33
          TOTAL                                   34.24

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO (TICKER: PWJ)

The PowerShares Dynamic Mid Cap Growth Portfolio is based on the Dynamic Mid Cap Growth Intellidex(SM) Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

     - FUND PERFORMANCE HISTORY (%)                       AS OF 31 OCTOBER 2005

                                              6 MONTH         FUND INCEPTION
     Index
     Dynamic Mid Cap Growth Intellidex         16.94               9.01
     Dow Jones Mid Cap Growth Index            14.52               7.42
     S&P Barra Mid Cap Growth Index            11.37               4.65

     Fund
     NAV                                       16.94               8.41
     Share Price Return                        17.45               8.31

     Fund Inception: 3 March 2005

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Dow Jones Mid Cap Growth Index and the S&P Barra Mid Cap Growth Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 210 and 182 widely held common stocks, respectively.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Chicago Mercantile Exchange Holdings, Inc.           4.19
          Express Scripts, Inc.                                4.04
          Freeport-McMoRan Copper & Gold, Inc., Class B        3.87
          Chico's Fas, Inc.                                    3.59
          Network Appliance, Inc.                              3.55
          PacifiCare Health Systems, Inc.                      3.41
          Autodesk, Inc.                                       3.37
          Electronic Data Systems Corp.                        3.26
          Nordstrom, Inc.                                      3.26
          AES (The) Corp.                                      3.15
          TOTAL                                               35.69

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO (TICKER: PWP)

The PowerShares Dynamic Mid Cap Value Portfolio is based on the Dynamic Mid Cap Value Intellidex(SM) Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

     - FUND PERFORMANCE HISTORY (%)                       AS OF 31 OCTOBER 2005

                                              6 MONTH         FUND INCEPTION
     Index
     Dynamic Mid Cap Value Intellidex          8.91                5.78
     Dow Jones Mid Cap Value Index             6.57                1.96
     S&P Barra Mid Cap Value Index             9.83                5.92

     Fund
     NAV                                       9.58                5.12
     Share Price Return                        9.81                4.87

     Fund Inception: 3 March 2005

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Dow Jones Mid Cap Growth Index and the S&P Barra Mid Cap Growth Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 229 and 218 widely held common stocks, respectively.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Computer Sciences Corp.              3.72
          AON Corp.                            3.69
          Phelps Dodge Corp.                   3.69
          CNA Financial Corp.                  3.38
          AmerisourceBergen Corp.              3.34
          Georgia-Pacific Corp.                3.34
          Cincinnati Financial Corp.           3.31
          Rohm & Haas Co.                      3.26
          Lincoln National Corp.               3.23
          Sempra Energy                        3.20
          TOTAL                               34.16

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO (TICKER: PWT)

The PowerShares Dynamic Small Cap Growth Portfolio is based on the Dynamic Small Cap Growth Intellidex(SM) Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

     - FUND PERFORMANCE HISTORY (%)                       AS OF 31 OCTOBER 2005

                                              6 MONTH         FUND INCEPTION
     Index
     Dynamic Small Cap Growth Intellidex       13.14               4.53
     Dow Jones Small Cap Growth Index           9.85               1.84
     S&P Barra Small Cap Growth Index          13.15               1.50

     Fund
     NAV                                       13.15               4.07
     Share Price Return                        13.67               3.76

     Fund Inception: 3 March 2005

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Dow Jones Small Cap Growth Index and the S&P Barra Small Cap Growth Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 305 and 242 widely held common stocks, respectively.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          JLG Industries, Inc.                      3.02
          Centennial Communications Corp.           2.86
          Carter's, Inc.                            2.78
          UNOVA, Inc.                               2.75
          Engineered Support Systems, Inc.          2.66
          Quest Software, Inc.                      2.58
          Grey Wolf Inc.                            2.57
          Brookfield Homes Corp.                    2.51
          Superior Energy Services, Inc.            2.50
          Greif, Inc., Class A                      2.48
          TOTAL                                    26.71

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO (TICKER: PWY)

The PowerShares Dynamic Small Cap Value Portfolio is based on the Dynamic Small Cap Value Intellidex(SM) Index which seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

     - FUND PERFORMANCE HISTORY (%)                       AS OF 31 OCTOBER 2005

                                              6 MONTH         FUND INCEPTION
     Index
     Dynamic Small Cap Value Intellidex        10.52               2.11
     Dow Jones Small Cap Value Index           11.83               3.36
     S&P Barra Small Cap Value Index           11.35               2.86

     Fund
     NAV                                       10.97               1.58
     Share Price Return                        11.71               1.35

     Fund Inception: 3 March 2005

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Dow Jones Small Cap Value Index and the S&P Barra Small Cap Value Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of approximately 373 and 358 widely held common stocks, respectively.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Cathay General Bancorp              2.76
          Frontier Oil Corp.                  2.74
          Lennox International, Inc.          2.70
          Commercial Metals Co.               2.62
          Ohio Casualty Corp.                 2.59
          Flowers Foods, Inc.                 2.59
          Zenith National Insurance Corp.     2.53
          Carpenter Technology Corp.          2.47
          AptarGroup, Inc.                    2.46
          Domino's Pizza, Inc.                2.45
          TOTAL                              25.91

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO (TICKER: PBE)

The PowerShares Dynamic Biotechnology & Genome Portfolio is based on the Dynamic Biotechnology & Genome Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)                AS OF 31 OCTOBER 2005

                                                       FUND INCEPTION
     Index
     Dynamic Biotechnology & Genome Intellidex             10.81

     Fund
     NAV                                                   10.68
     Share Price Return                                    10.66

     Fund Inception: 23 June 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Gilead Sciences, Inc.                          5.94
          Applera Corp. - Applied Biosystems Group       5.94
          Sigma-Aldrich Corp.                            5.36
          Genentech, Inc.                                5.21
          Biogen Idec, Inc.                              5.11
          Amgen, Inc.                                    4.97
          Waters Corp.                                   4.16
          Invitrogen Corp.                               4.02
          Cubist Pharmaceuticals, Inc.                   3.30
          New River Pharmaceuticals, Inc.                3.26
          TOTAL                                         47.27

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO (TICKER: PBJ)

The PowerShares Dynamic Food & Beverage Portfolio is based on the Dynamic Food & Beverage Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                  FUND INCEPTION
     Index
     Dynamic Food & Beverage Intellidex               -2.87

     Fund
     NAV                                              -3.08
     Share Price Return                               -2.92

     Fund Inception: 23 June 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          PepsiCo, Inc.                       5.38
          Archer-Daniels-Midland Co.          5.36
          Yum! Brands, Inc.                   5.15
          General Mills, Inc.                 5.09
          Coca-Cola (The) Co.                 4.86
          Kellogg Co.                         4.84
          Hershey (The) Co.                   4.83
          Sysco Corp.                         4.70
          7-Eleven, Inc.                      3.59
          Seaboard Corp.                      3.15
          TOTAL                              46.95

POWERSHARES DYNAMIC LEISURE & ENTERTAINMENT PORTFOLIO (TICKER: PEJ)

The PowerShares Dynamic Leisure & Entertainment Portfolio is based on the Dynamic Leisure & Entertainment Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)               AS OF 31 OCTOBER 2005

                                                      FUND INCEPTION
     Index
     Dynamic Leisure & Entertainment Intellidex           -3.68

     Fund
     NAV                                                  -3.87
     Share Price Return                                   -4.31

     Fund Inception: 23 June 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Starbucks Corp.                                 5.87
          IAC/InterActiveCorp.                            5.46
          Yum! Brands, Inc.                               5.35
          Carnival Corp.                                  5.12
          Starwood Hotels & Resorts Worldwide, Inc.       5.06
          Royal Caribbean Cruises Ltd.                    4.86
          McDonald's Corp.                                4.84
          Hilton Hotels Corp.                             4.16
          Vail Resorts, Inc.                              3.41
          IHOP Corp.                                      3.28
          TOTAL                                          47.41

POWERSHARES DYNAMIC MEDIA PORTFOLIO (TICKER: PBS)

The PowerShares Dynamic Media Portfolio is based on the Dynamic Media Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)               AS OF 31 OCTOBER 2005

                                                      FUND INCEPTION
     Index
     Dynamic Media Intellidex                             -6.41

     Fund
     NAV                                                  -6.64
     Share Price Return                                   -6.83

     Fund Inception: 23 June 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Omnicom Group, Inc.                             5.44
          McGraw-Hill Cos. (The), Inc.                    5.40
          Time Warner, Inc.                               5.36
          Liberty Media Corp.                             5.12
          Walt Disney (The) Co.                           5.08
          Comcast Corp.                                   4.75
          EchoStar Communications Corp.                   4.73
          Tribune Co.                                     4.45
          aQuantive, Inc.                                 3.78
          Catalina Marketing Corp.                        3.16
          Total                                          47.27

POWERSHARES DYNAMIC NETWORKING PORTFOLIO (TICKER: PXQ)

The PowerShares Dynamic Networking Portfolio is based on the Dynamic Networking Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)               AS OF 31 OCTOBER 2005

                                                      FUND INCEPTION
     Index
     Dynamic Networking Intellidex                        1.23

     Fund
     NAV                                                  0.91
     Share Price Return                                   0.27

     Fund Inception: 23 June 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Motorola, Inc.                  5.28
          Juniper Networks, Inc.          5.11
          Broadcom Corp.                  5.11
          Cisco Systems, Inc.             5.05
          Qualcomm, Inc.                  5.02
          McAfee, Inc.                    5.02
          Scientific-Atlanta, Inc.        4.86
          Lucent Technologies, Inc.       4.70
          F5 Networks, Inc.               3.51
          Websense, Inc.                  3.43
          TOTAL                          47.09

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO (TICKER: PJP)

The PowerShares Dynamic Pharmaceuticals Portfolio is based on the Dynamic Pharmaceuticals Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                  FUND INCEPTION
     Index
     Dynamic Pharmaceuticals Intellidex                5.46

     Fund
     NAV                                               5.18
     Share Price Return                                5.15

     Fund Inception: 23 June 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Merck & Co., Inc.               5.15
          Johnson & Johnson               5.11
          Genentech, Inc.                 5.10
          Wyeth                           4.94
          Amgen, Inc.                     4.86
          Abbott Laboratories             4.86
          Eli Lilly & Co.                 4.71
          Pfizer, Inc.                    4.41
          Medimmune, Inc.                 3.60
          Barr Pharmaceuticals, Inc.      3.50
          TOTAL                          46.24

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO (TICKER: PSI)

The PowerShares Dynamic Semiconductors Portfolio is based on the Dynamic Semiconductors Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                  FUND INCEPTION
     Index
     Dynamic Semiconductors Intellidex                 0.78

     Fund
     NAV                                               0.49
     Share Price Return                                0.47

     Fund Inception: 23 June 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Advanced Micro Devices, Inc.      5.70
          Analog Devices, Inc.              5.04
          KLA-Tencor Corp.                  4.88
          Intel Corp.                       4.76
          National Semiconductor Corp.      4.73
          Applied Materials, Inc.           4.70
          Texas Instruments, Inc.           4.59
          Altera Corp.                      4.02
          Sirf Technology Holdings, Inc.    3.36
          Triquint Semiconductor, Inc.      3.32
          TOTAL                            45.10

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO (TICKER: PSJ)

The PowerShares Dynamic Software Portfolio is based on the Dynamic Software Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                  FUND INCEPTION
     Index
     Dynamic Software Intellidex                      13.52

     Fund
     NAV                                              13.22
     Share Price Return                               11.86

     Fund Inception: 23 June 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Symantec Corp.                        5.68
          Adobe Systems, Inc.                   5.67
          Citrix Systems, Inc.                  5.59
          Autodesk, Inc.                        5.28
          DST Systems, Inc.                     5.13
          McAfee, Inc.                          4.83
          Oracle Corp.                          4.76
          Microsoft Corp.                       4.61
          Intergraph Corp.                      3.18
          Investment Technology Group, Inc.     3.16
          TOTAL                                47.89

POWERSHARES ZACKS MICRO CAP PORTFOLIO (TICKER: PZI)

The PowerShares Zacks Micro Cap Portfolio is based on the Dynamic Zacks Micro Cap Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                  FUND INCEPTION
     Index
     Zacks Micro Cap Index                            -2.17

     Fund
     NAV                                              -2.28
     Share Price Return                               -2.43

     Fund Inception: 18 August 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          CalAmp Corp.                      0.37
          Mesa Air Group, Inc.              0.35
          Merge Technologies, Inc.          0.35
          Natus Medical, Inc.               0.35
          Encore Wire Corp.                 0.34
          Hi-Tech Pharmacal Co., Inc.       0.32
          NU Horizons Electronics Corp.     0.32
          Quidel Corp.                      0.32
          Supertex, Inc.                    0.32
          Matrix Service Co.                0.32
          TOTAL                             3.36

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PID)

The PowerShares International Dividend Achievers(TM) Portfolio is based on the International Dividend Achievers(TM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)               AS OF 31 OCTOBER 2005

                                                      FUND INCEPTION
     Index
     International Dividend Achievers(TM) Index           -3.18

     Fund
     NAV                                                  -3.20
     Share Price Return                                   -3.14

     Fund Inception: 15 September 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          ABN AMRO Holding NV ADR                        4.98
          Barclays PLC ADR                               4.28
          Aracruz Celulose SA ADR                        4.23
          HSBC Holdings PLC ADR                          3.98
          Huaneng Power International, Inc. ADR          3.91
          Canadian Imperial Bank of Commerce             3.60
          Allied Irish Bank PLC ADR                      3.59
          Bank of Ireland ADR                            3.44
          Volvo AB ADR                                   3.33
          Unilever PLC ADR                               3.25
          TOTAL                                         38.59

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PHJ)

The PowerShares High Growth Rate Dividend Achievers(TM) Portfolio is based on the High Growth Rate Dividend Achievers(TM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)               AS OF 31 OCTOBER 2005

                                                      FUND INCEPTION
     Index
     Dividend Achievers(TM) High Growth Rate Index        -0.15

     Fund
     NAV                                                  -0.06
     Share Price Return                                    0.07

     Fund Inception: 15 September 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Wal-Mart Stores, Inc.                       4.12
          Washington Mutual, Inc.                     4.09
          Home Depot (The), Inc.                      4.06
          Pfizer, Inc.                                4.03
          American International Group, Inc.          4.01
          Johnson & Johnson                           3.98
          Wells Fargo & Co.                           3.94
          Citigroup, Inc.                             3.94
          McDonald's Corp.                            3.92
          Freddie Mac                                 3.90
          TOTAL                                      39.99

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PFM)

The PowerShares Dividend Achievers(TM) Portfolio is based on the Dividend Achievers(TM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                  FUND INCEPTION
     Index
     Dividend Achievers(TM) Index                     -0.96

     Fund
     NAV                                              -1.03
     Share Price Return                               -0.94

     Fund Inception: 15 September 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          General Electric Co.                           4.96
          Exxon Mobil Corp.                              4.94
          Citigroup, Inc.                                4.84
          Wal-Mart Stores, Inc.                          4.11
          Johnson & Johnson                              3.89
          Bank of America Corp.                          3.67
          American International Group, Inc.             3.51
          Pfizer, Inc.                                   3.35
          Altria Group, Inc.                             3.25
          Procter & Gamble (The) Co.                     2.88
          TOTAL                                         39.40

POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO (TICKER: PXJ)

The PowerShares Dynamic Oil & Gas Services Portfolio is based on the Dynamic Oil Services Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                  FUND INCEPTION
     Index
     Dynamic Oil Services Intellidex                   1.05

     Fund
     NAV                                               1.04
     Share Price Return                                1.34

     Fund Inception: 26 October 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          BJ Services Co.                     5.33
          Schlumberger Ltd.                   5.04
          National-Oilwell Varco, Inc.        4.88
          Halliburton Co.                     4.71
          Transocean, Inc.                    4.66
          Diamond Offshore Drilling, Inc.     4.66
          Baker Hughes, Inc.                  4.51
          Noble Corp.                         4.30
          Todco, Class A                      3.71
          McDermott International, Inc.       3.64
          TOTAL                              45.44

POWERSHARES DYNAMIC INSURANCE PORTFOLIO (TICKER: PIC)

The PowerShares Dynamic Insurance Portfolio is based on the Dynamic Insurance Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                  FUND INCEPTION
     Index
     Dynamic Insurance Intellidex                      2.90

     Fund
     NAV                                               2.88
     Share Price Return                                2.45

     Fund Inception: 26 October 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Progressive (The) Corp.                        5.59
          Prudential Financial, Inc.                     5.28
          AFLAC, Inc.                                    5.07
          Hartford Financial Services Group, Inc.        4.97
          Chubb Corp.                                    4.97
          Loews Corp.                                    4.94
          MetLife, Inc.                                  4.71
          Allstate (The) Corp.                           4.22
          W.R. Berkley Corp.                             3.09
          RLI Corp.                                      3.02
          TOTAL                                         45.86

POWERSHARES DYNAMIC RETAIL PORTFOLIO (TICKER: PMR)

The PowerShares Dynamic Retail Portfolio is based on the Dynamic Retail Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                  FUND INCEPTION
     Index
     Dynamic Retail Intellidex                         2.03

     Fund
     NAV                                               2.02
     Share Price Return                                1.65

     Fund Inception: 26 October 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Nordstrom, Inc.                5.34
          Home Depot, Inc.               5.23
          Kroger (The) Co.               5.19
          Staples, Inc.                  5.17
          J.C. Penney Co., Inc.          5.12
          Genuine Parts Co.              5.05
          Best Buy Co., Inc.             4.88
          Gap (The), Inc.                4.62
          7-Eleven, Inc.                 3.68
          ShopKo Stores, Inc.            3.24
          TOTAL                         47.52

POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO (TICKER: PKB)

The PowerShares Dynamic Building & Construction Portfolio is based on the Dynamic Building & Construction Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                  FUND INCEPTION
     Index
     Dynamic Building & Construction Intellidex        1.20

     Fund
     NAV                                               1.18
     Share Price Return                                1.37

     Fund Inception: 26 October 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Georgia-Pacific Corp.                   5.23
          Home Depot, Inc.                        5.14
          Caterpillar, Inc.                       4.91
          Lowe's Cos., Inc.                       4.80
          KB HOME                                 4.65
          D.R. Horton, Inc.                       4.45
          American Standard Cos., Inc.            4.25
          Toll Brothers, Inc.                     3.94
          JLG Industries, Inc.                    3.40
          Cascade Corp.                           3.24
          TOTAL                                  44.01

POWERSHARES DYNAMIC UTILITIES PORTFOLIO (TICKER: PUI)

The PowerShares Dynamic Utilities Portfolio is based on the Dynamic Utilities Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                  FUND INCEPTION
     Index
     Dynamic Utilities Intellidex                      2.28

     Fund
     NAV                                               2.26
     Share Price Return                                2.28

     Fund Inception: 26 October 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          American Electric Power Co., Inc.         5.30
          Edison International                      5.18
          PPL Corp.                                 5.16
          Exelon Corp.                              5.11
          PG&E Corp.                                5.03
          FirstEnergy Corp.                         4.84
          Duke Energy Corp.                         4.72
          Entergy Corp.                             4.71
          Black Hills Corp.                         3.01
          Equitable Resources, Inc.                 3.01
          TOTAL                                    46.07

POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO (TICKER: PXE)

The PowerShares Dynamic Energy Exploration & Production Portfolio is based on the Dynamic Energy Exploration & Production Intellidex(SM) Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                         FUND INCEPTION
     Index
     Dynamic Energy Exploration & Production Intellidex       1.55
     Fund
     NAV                                                      1.54
     Share Price Return                                       1.62

     Fund Inception: 26 October 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Valero Energy Corp.                    5.66
          EOG Resources, Inc.                    5.39
          Burlington Resources, Inc.             5.19
          ConocoPhillips                         5.08
          Devon Energy Corp.                     5.03
          Anadarko Petroleum Corp.               5.01
          Occidental Petroleum Corp.             4.85
          Exxon Mobil Corp.                      4.62
          Vintage Petroleum, Inc.                3.78
          Giant Industries, Inc.                 3.67
          TOTAL                                 48.28

POWERSHARES LUX NANOTECH PORTFOLIO (TICKER: PXN)

The PowerShares Lux Nanotech Portfolio is based on the Lux Nanotech Index(TM) which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                  FUND INCEPTION
     Index
     Lux Nanotech Index                                -2.04

     Fund
     NAV                                               -2.05
     Share Price Return                                -2.09

     Fund Inception: 26 October 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          Symyx Technologies                                 4.97
          Immunicon Corp.                                    4.76
          Elan Corp. PLC ADR (Ireland)                       4.75
          Flamel Technologies ADR (France)                   4.66
          Accelrys, Inc.                                     4.65
          Veeco Instruments, Inc.                            4.64
          Harris & Harris Group, Inc.                        4.52
          FEI Co.                                            4.49
          American Pharmaceutical Partners, Inc.             4.43
          Westaim (The) Corp. (Canada)                       4.32
          TOTAL                                             46.19

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO (TICKER: PPA)

The PowerShares Aerospace & Defense Portfolio is based on the SPADE(TM) Defense Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

     - FUND PERFORMANCE HISTORY (%)           AS OF 31 OCTOBER 2005

                                                  FUND INCEPTION
     Index
     SPADE(TM) Aerospace & Defense Index               -0.35

     Fund
     NAV                                               -0.36
     Share Price Return                                -0.40

     Fund Inception: 26 October 2005

     Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The fund's performance reflects fee waivers, without which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

          -  TOP TEN FUND HOLDINGS (% OF FUND'S NET ASSETS) AS OF 31 OCTOBER
             2005

          SECURITY
          United Technologies Corp.                          7.31
          Boeing Co.                                         7.19
          Honeywell International, Inc.                      6.27
          Lockheed Martin Corp.                              5.76
          General Dynamics Corp.                             5.01
          Northrop Grumman Corp.                             4.67
          Raytheon Co.                                       4.63
          DIRECTV Group (The), Inc.                          4.43
          Computer Sciences Corp.                            4.10
          L-3 Communications Holdings, Inc.                  4.03
          TOTAL                                             53.40

FEES AND EXPENSES (UNAUDITED)

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended October 31, 2005.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING      ENDING        ANNUALIZED
                                                 ACCOUNT      ACCOUNT      EXPENSE RATIO         EXPENSES PAID
                                                  VALUE        VALUE        BASED ON THE           DURING THE
                                                 05/01/05     10/31/05    SIX-MONTH PERIOD    SIX-MONTH PERIOD (1)
PowerShares Dynamic Market Portfolio
  Actual                                        $ 1,000.00   $ 1,134.40               0.61%   $               3.26
  Hypothetical (5% return before expenses)      $ 1,000.00   $ 1,022.15               0.61%   $               3.09

PowerShares Dynamic OTC Portfolio
  Actual                                        $ 1,000.00   $ 1,125.30               0.60%   $               3.22
  Hypothetical (5% return before expenses)      $ 1,000.00   $ 1,022.18               0.60%   $               3.06

PowerShares Golden Dragon Halter
  USX China Portfolio
  Actual                                        $ 1,000.00   $ 1,025.70               0.73%   $               3.71
  Hypothetical (5% return before expenses)      $ 1,000.00   $ 1,021.54               0.73%   $               3.70

                                                BEGINNING      ENDING        ANNUALIZED
                                                 ACCOUNT      ACCOUNT      EXPENSE RATIO         EXPENSES PAID
                                                  VALUE        VALUE        BASED ON THE           DURING THE
                                                 05/01/05     10/31/05    SIX-MONTH PERIOD    SIX-MONTH PERIOD (1)
PowerShares High Yield Equity Dividend
  Achievers(TM) Portfolio
  Actual                                        $ 1,000.00   $ 1,046.10               0.61%   $               3.14
  Hypothetical (5% return before expenses)      $ 1,000.00   $ 1,022.13               0.61%   $               3.11

PowerShares WilderHill Clean Energy Portfolio
  Actual                                        $ 1,000.00   $ 1,202.40               0.73%   $               4.04
  Hypothetical (5% return before expenses)      $ 1,000.00   $ 1,021.53               0.73%   $               3.71

PowerShares Dynamic Large Cap Growth Portfolio
  Actual                                        $ 1,000.00   $ 1,083.50               0.66%   $               3.48
  Hypothetical (5% return before expenses)      $ 1,000.00   $ 1,021.87               0.66%   $               3.38

PowerShares Dynamic Large Cap Value Portfolio
  Actual                                        $ 1,000.00   $ 1,093.10               0.68%   $               3.61
  Hypothetical (5% return before expenses)      $ 1,000.00   $ 1,021.75               0.68%   $               3.49

PowerShares Dynamic Mid Cap Growth Portfolio
  Actual                                        $ 1,000.00   $ 1,169.40               0.70%   $               3.83
  Hypothetical (5% return before expenses)      $ 1,000.00   $ 1,021.68               0.70%   $               3.57

PowerShares Dynamic Mid Cap Value Portfolio
  Actual                                        $ 1,000.00   $ 1,095.80               0.71%   $               3.77
  Hypothetical (5% return before expenses)      $ 1,000.00   $ 1,021.61               0.71%   $               3.63

PowerShares Dynamic Small Cap Growth Portfolio
  Actual                                        $ 1,000.00   $ 1,131.50               0.71%   $               3.83
  Hypothetical (5% return before expenses)      $ 1,000.00   $ 1,021.62               0.71%   $               3.63

PowerShares Dynamic Small Cap Value Portfolio
  Actual                                        $ 1,000.00   $ 1,109.70               0.69%   $               3.66
  Hypothetical (5% return before expenses)      $ 1,000.00   $ 1,021.74               0.69%   $               3.51

                                                                                                       EXPENSES PAID
                                                  BEGINNING                                          DURING PERIOD (2)
                                                ACCOUNT VALUE                        ANNUALIZED        JUNE 23, 2005
                                                JUNE 23, 2005                       EXPENSE RATIO      (COMMENCEMENT
                                                (COMMENCEMENT        ENDING           BASED ON         OF INVESTMENT
                                                OF INVESTMENT     ACCOUNT VALUE    NUMBER OF DAYS      OPERATIONS) TO
                                                 OPERATIONS)    OCTOBER 31, 2005    IN THE PERIOD    OCTOBER 31, 2005
PowerShares Dynamic Biotechnology &
  Genome Portfolio
  Actual                                        $    1,000.00   $       1,106.80             0.65%   $            2.45
  Hypothetical
    (5% return before expenses)                 $    1,000.00   $       1,015.62             0.65%   $            2.34

PowerShares Dynamic Food & Beverage
  Portfolio
  Actual                                        $    1,000.00   $         969.20             0.72%   $            2.54
  Hypothetical
    (5% return before expenses)                 $    1,000.00   $       1,015.36             0.72%   $            2.60

PowerShares Dynamic Leisure &
  Entertainment Portfolio
  Actual                                        $    1,000.00   $         961.30             0.72%   $            2.54
  Hypothetical
    (5% return before expenses)                 $    1,000.00   $       1,015.36             0.72%   $            2.61

PowerShares Dynamic Media Portfolio
  Actual                                        $    1,000.00   $         933.60             0.71%   $            2.48
  Hypothetical
    (5% return before expenses)                 $    1,000.00   $       1,015.38             0.71%   $            2.58

PowerShares Dynamic Networking Portfolio
  Actual                                        $    1,000.00   $       1,009.10             0.72%   $            2.58
  Hypothetical
    (5% return before expenses)                 $    1,000.00   $       1,015.38             0.72%   $            2.59

PowerShares Dynamic Pharmaceuticals
  Portfolio
  Actual                                        $    1,000.00   $       1,051.80             0.70%   $            2.59
  Hypothetical
    (5% return before expenses)                 $    1,000.00   $       1,015.42             0.70%   $            2.55

PowerShares Dynamic Semiconductors
  Portfolio
  Actual                                        $    1,000.00   $       1,004.90             0.67%   $            2.41
  Hypothetical
    (5% return before expenses)                 $    1,000.00   $       1,015.54             0.67%   $            2.42

PowerShares Dynamic Software Portfolio
  Actual                                        $    1,000.00   $       1,132.20             0.70%   $            2.68
  Hypothetical
    (5% return before expenses)                 $    1,000.00   $       1,015.43             0.70%   $            2.54

                                                                                                       EXPENSES PAID
                                                  BEGINNING                                          DURING PERIOD (3)
                                                ACCOUNT VALUE                        ANNUALIZED       AUGUST 18, 2005
                                               AUGUST 18, 2005                      EXPENSE RATIO      (COMMENCEMENT
                                                (COMMENCEMENT        ENDING           BASED ON         OF INVESTMENT
                                                OF INVESTMENT     ACCOUNT VALUE    NUMBER OF DAYS      OPERATIONS) TO
                                                 OPERATIONS)    OCTOBER 31, 2005    IN THE PERIOD    OCTOBER 31, 2005
PowerShares Zacks Micro Cap Portfolio
  Actual                                       $     1,000.00   $         977.20             0.72%   $            1.45
  Hypothetical
    (5% return before expenses)                $     1,000.00   $       1,008.80             0.72%   $            1.48

                                                                                                            EXPENSES PAID
                                                    BEGINNING                                              DURING PERIOD (4)
                                                  ACCOUNT VALUE                           ANNUALIZED      SEPTEMBER 15, 2005
                                                SEPTEMBER 15, 2005                       EXPENSE RATIO      (COMMENCEMENT
                                                  (COMMENCEMENT           ENDING           BASED ON         OF INVESTMENT
                                                  OF INVESTMENT        ACCOUNT VALUE    NUMBER OF DAYS      OPERATIONS) TO
                                                   OPERATIONS)       OCTOBER 31, 2005    IN THE PERIOD     OCTOBER 31, 2005
PowerShares International Dividend
  Achievers(TM) Portfolio
  Actual                                        $         1,000.00   $         968.00             0.64%   $             0.81
  Hypothetical
    (5% return before expenses)                 $         1,000.00   $       1,005.62             0.64%   $             0.82

PowerShares High Growth Rate
  Dividend Achievers(TM) Portfolio
  Actual                                        $         1,000.00   $         999.40             0.68%   $             0.87
  Hypothetical
    (5% return before expenses)                 $         1,000.00   $       1,005.56             0.68%   $             0.88

PowerShares Dividend Achievers(TM)
  Portfolio
  Actual                                        $         1,000.00   $         989.70             0.68%   $             0.87
  Hypothetical
    (5% return before expenses)                 $         1,000.00   $       1,005.56             0.68%   $             0.88

                                                                                                           EXPENSES PAID
                                                    BEGINNING                                            DURING PERIOD (5)
                                                  ACCOUNT VALUE                          ANNUALIZED      OCTOBER 26, 2005
                                                OCTOBER 26, 2005                        EXPENSE RATIO      (COMMENCEMENT
                                                  (COMMENCEMENT          ENDING           BASED ON         OF INVESTMENT
                                                  OF INVESTMENT       ACCOUNT VALUE    NUMBER OF DAYS      OPERATIONS) TO
                                                   OPERATIONS)      OCTOBER 31, 2005   IN THE PERIOD     OCTOBER 31, 2005
PowerShares Dynamic Oil & Gas
  Services Portfolio
  Actual                                        $        1,000.00   $       1,010.40             0.69%   $            0.11
  Hypothetical
    (5% return before expenses)                 $        1,000.00   $       1,000.71             0.69%   $            0.11

PowerShares Dynamic Insurance
  Portfolio
  Actual                                        $        1,000.00   $       1,028.80             1.22%   $            0.20
  Hypothetical
    (5% return before expenses)                 $        1,000.00   $       1,000.62             1.22%   $            0.20

PowerShares Dynamic Retail
  Portfolio
  Actual                                        $        1,000.00   $       1,020.20             0.72%   $            0.12
  Hypothetical
    (5% return before expenses)                 $        1,000.00   $       1,000.70             0.72%   $            0.12

PowerShares Dynamic Building &
  Construction Portfolio
  Actual                                        $        1,000.00   $       1,011.80             1.24%   $            0.20
  Hypothetical
    (5% return before expenses)                 $        1,000.00   $       1,000.62             1.24%   $            0.20

PowerShares Dynamic Utilities
  Portfolio
  Actual                                        $        1,000.00   $       1,022.60             1.22%   $            0.20
  Hypothetical
    (5% return before expenses)                 $        1,000.00   $       1,000.62             1.22%   $            0.20

PowerShares Dynamic Energy
  Exploration & Production Portfolio
  Actual                                        $        1,000.00   $       1,015.40             0.70%   $            0.12
  Hypothetical
    (5% return before expenses)                 $        1,000.00   $       1,000.71             0.70%   $            0.11

PowerShares Lux Nanotech Portfolio
  Actual                                        $        1,000.00   $         979.50             0.79%   $            0.13
  Hypothetical
    (5% return before expenses)                 $        1,000.00   $       1,000.69             0.79%   $            0.13

                                                                                                           EXPENSES PAID
                                                    BEGINNING                                            DURING PERIOD (5)
                                                  ACCOUNT VALUE                          ANNUALIZED      OCTOBER 26, 2005
                                                OCTOBER 26, 2005                        EXPENSE RATIO      (COMMENCEMENT
                                                  (COMMENCEMENT          ENDING           BASED ON         OF INVESTMENT
                                                  OF INVESTMENT       ACCOUNT VALUE    NUMBER OF DAYS      OPERATIONS) TO
                                                   OPERATIONS)      OCTOBER 31, 2005   IN THE PERIOD     OCTOBER 31, 2005
PowerShares Aerospace & Defense
  Portfolio
  Actual                                        $        1,000.00   $         996.40             1.15%   $            0.19
  Hypothetical
    (5% return before expenses)                 $        1,000.00   $       1,000.63             1.15%   $            0.19

(1) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2005. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by
     365. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 23, 2005 (commencement of investment operations) to October 31, 2005. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 131 and then dividing the result by 365.

(3) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period August 18, 2005 (commencement of investment operations) to October 31, 2005. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 75 and then dividing the result by 365.

(4) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period September 15, 2005 (commencement of investment operations) to October 31, 2005. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 47 and then dividing the result by 365.

(5) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period October 26, 2005 (commencement of investment operations) to October 31, 2005. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 6 and then dividing the result by 365.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC MARKET PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       05/01/03

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

  Financials                                       20.4
  Information Technology                           16.3
  Health Care                                      13.3
  Consumer Discretionary                           13.0
  Consumer Staples                                  9.1
  Energy                                            8.9
  Industrials                                       8.9
  Utilities                                         3.4
  Materials                                         3.3
  Telecommunications                                3.3
  Money Market Fund                                 0.1
  Other                                            (0.0)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $537.2

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MARKET PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

    NUMBER
  OF SHARES                                                               VALUE
-------------                                                        ---------------
                COMMON STOCKS--99.9%
                CONSUMER DISCRETIONARY--13.0%
       53,517   Arbitron, Inc.                                       $     2,002,071
      127,515   Bluegreen Corp.*                                           1,934,403
       29,698   Building Material Holding Corp.                            2,524,627
      196,596   Charming Shoppes, Inc.*                                    2,201,875
      378,378   D.R. Horton, Inc.                                         11,612,421
    1,332,261   Ford Motor Co.                                            11,084,412
       76,976   GTECH Holdings Corp.                                       2,450,916
       63,427   Jack in the Box, Inc.*                                     1,883,782
       72,723   K-Swiss, Inc., Class A                                     2,214,415
      395,979   Nordstrom, Inc.                                           13,720,671
       48,120   Papa John's International, Inc.*                           2,498,872
      119,127   Payless ShoeSource, Inc.*                                  2,188,363
      266,662   Yum! Brands, Inc.                                         13,565,096
                                                                     ---------------
                                                                          69,881,924
                                                                     ---------------
                CONSUMER STAPLES--9.1%
       87,678   7-Eleven, Inc.*                                            3,280,034
      109,767   Archer-Daniels-Midland Co.                                 2,675,022
      396,215   Coca-Cola (The) Co.                                       16,950,077
      112,093   Coca-Cola Enterprises, Inc.                                2,118,558
      382,274   Kellogg Co.                                               16,885,043
       85,967   Pepsi Bottling Group, Inc.                                 2,444,042
      100,092   PepsiAmericas, Inc.                                        2,334,145
       77,110   Pilgrim's Pride Corp.                                      2,427,423
                                                                     ---------------
                                                                          49,114,344
                                                                     ---------------
                ENERGY--8.9%
       85,354   Giant Industries, Inc.*                                    4,881,395
      308,400   Murphy Oil Corp.                                          14,448,540
      473,367   Parker Drilling Co.*                                       4,184,564
      182,196   Valero Energy Corp.                                       19,174,308
       97,035   Vintage Petroleum, Inc.                                    5,035,146
                                                                     ---------------
                                                                          47,723,953
                                                                     ---------------
                FINANCIALS--20.4%
       61,518   Allmerica Financial Corp.*                                 2,343,836
      204,915   Allstate (The) Corp.                                      10,817,463
       76,231   American Financial Group, Inc.                             2,605,576
       70,833   Asset Acceptance Capital Corp.*                            1,876,366
      137,146   Chubb Corp.                                               12,750,463
       44,271   Commerce Group, Inc.                                       2,515,478
      159,835   Hartford Financial Services Group, Inc.                   12,746,840
      136,313   Loews Corp.                                               12,674,383
      244,282   MetLife, Inc.                                             12,069,974
       66,747   Nationwide Financial Services, Inc., Class A               2,695,911
      104,596   Ohio Casualty Corp.                                        2,853,379
      185,958   Prudential Financial, Inc.                                13,535,882
       73,633   Safety Insurance Group, Inc.                               2,769,337
       31,548   StanCorp Financial Group, Inc.                             2,905,571
       88,257   State Auto Financial Corp.                                 2,907,186
       83,444   UICI                                                       3,013,997
       64,418   United Fire & Casualty Co.                                 2,900,098
       71,248   W. R. Berkley Corp.                                        3,113,538
       61,885   Zenith National Insurance Corp.                            2,786,063
                                                                     ---------------
                                                                         109,881,341
                                                                     ---------------
                HEALTH CARE--13.3%
      154,074   Aetna, Inc.                                          $    13,644,793
       55,227   AMERIGROUP Corp.*                                            923,395
      148,587   Beverly Enterprises, Inc.*                                 1,744,411
      106,175   CIGNA Corp.                                               12,302,497
       70,030   DJ Orthopedics, Inc.*                                      2,036,472
       62,369   Endo Pharmaceuticals Holdings, Inc.*                       1,678,973
      207,524   Express Scripts, Inc.*                                    15,649,386
       29,233   Idexx Laboratories, Inc.*                                  2,050,110
      126,367   King Pharmaceuticals, Inc.*                                1,949,843
       27,848   Sierra Health Services, Inc.*                              2,088,600
       48,193   United Surgical Partners International, Inc.*              1,727,719
      237,393   UnitedHealth Group, Inc.                                  13,742,682
       26,462   WellChoice, Inc.*                                          2,001,850
                                                                     ---------------
                                                                          71,540,731
                                                                     ---------------
                INDUSTRIALS--8.9%
       49,794   Cascade Corp.                                              2,424,968
      621,616   Cendant Corp.                                             10,828,551
       89,992   Copart, Inc.*                                              2,104,913
      219,897   ExpressJet Holdings, Inc.*                                 1,976,874
       51,485   GATX Corp.                                                 1,923,994
       91,484   Labor Ready, Inc.*                                         2,136,151
       85,317   Laidlaw International, Inc.                                1,940,109
      204,918   Lockheed Martin Corp.                                     12,409,834
      260,784   Rockwell Collins, Inc.                                    11,949,123
                                                                     ---------------
                                                                          47,694,517
                                                                     ---------------
                INFORMATION TECHNOLOGY--16.3%
      270,559   Autodesk, Inc.                                            12,210,327
       41,155   DST Systems, Inc.*                                         2,309,619
      106,001   Emulex Corp.*                                              1,962,079
       54,338   Fair Isaac Corp.                                           2,269,155
      250,788   Fiserv, Inc.*                                             10,954,420
      200,036   infoUSA, Inc.                                              2,144,386
      101,690   Interactive Data Corp.                                     2,359,208
      132,598   MEMC Electronic Materials, Inc.*                           2,378,808
       29,398   MicroStrategy, Inc., Class A*                              2,084,318
      529,470   Motorola, Inc.                                            11,733,055
      453,469   National Semiconductor Corp.                              10,262,003
      360,664   Parametric Technology Corp.*                               2,347,923
       93,127   Per-Se Technologies, Inc.*                                 2,070,213
       77,104   Reynolds & Reynolds (The) Co., Class A                     2,046,340
       63,936   Rofin-Sinar Technologies, Inc.*                            2,356,681
      122,517   Syntel, Inc.                                               2,485,870
       85,060   Transaction Systems Architects, Inc.*                      2,297,471
      115,925   TriZetto Group (The), Inc.*                                1,642,657
      852,982   Xerox Corp.*                                              11,574,966
                                                                     ---------------
                                                                          87,489,499
                                                                     ---------------
                MATERIALS--3.3%
       30,367   FMC Corp.*                                                 1,653,179
       41,581   Lubrizol Corp.                                             1,729,354
       25,908   Martin Marietta Materials, Inc.                            2,044,400
      281,583   Rohm & Haas Co.                                           12,257,309
                                                                     ---------------
                                                                          17,684,242
                                                                     ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

    NUMBER
  OF SHARES                                                               VALUE
-------------                                                        ---------------
                COMMON STOCKS (CONTINUED)
                TELECOMMUNICATIONS--3.3%
       89,287   ALLTEL Corp.                                         $     5,523,294
      283,414   AT&T Corp.                                                 5,605,928
       44,330   CenturyTel, Inc.                                           1,450,921
       39,411   Commonwealth Telephone Enterprises, Inc.                   1,414,461
      185,902   Premiere Global Services, Inc.*                            1,576,449
       51,779   West Corp.*                                                2,042,682
                                                                     ---------------
                                                                          17,613,735
                                                                     ---------------
                UTILITIES--3.4%
       74,283   Energen Corp.                                              2,793,041
       90,174   NorthWestern Corp.                                         2,682,677
      289,079   Sempra Energy                                             12,806,199
                                                                     ---------------
                                                                          18,281,917
                                                                     ---------------
                TOTAL COMMON STOCKS
                (Cost $511,972,133)                                      536,906,203
                                                                     ---------------

                MONEY MARKET FUND--0.1%
      502,278   AIM Liquid Asset Portfolio Private Class
                (Cost $502,278)                                              502,278
                                                                     ---------------
                TOTAL INVESTMENTS
                (Cost $512,474,411)--100.0%                              537,408,481
                Liabilities in excess of other assets--(0.0%)               (234,596)
                                                                     ---------------
                NET ASSETS--100.0%                                   $   537,173,885
                                                                     ===============

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC OTC PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       05/01/03

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Information Technology                                         50.4
       Consumer Discretionary                                         15.2
       Health Care                                                    12.6
       Financials                                                     10.0
       Telecommunications                                              4.5
       Industrials                                                     4.4
       Consumer Staples                                                1.8
       Energy                                                          0.6
       Materials                                                       0.5
       Money Market Fund                                               0.1
       Other                                                          (0.1)

     -  PORTFOLIO STATISTICS

       Net Assets ($million):   $133.4

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC OTC PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--100.0%
             CONSUMER DISCRETIONARY--15.2%
   132,610   American Eagle Outfitters, Inc.                                 $   3,122,966
    10,395   Building Material Holding Corp.                                       883,679
    68,800   Charming Shoppes, Inc.*                                               770,560
    30,828   Conn's, Inc.*                                                         902,336
    25,453   K-Swiss, Inc., Class A                                                775,044
    42,694   Monarch Casino & Resort, Inc.*                                        826,983
   128,586   O'Reilly Automotive, Inc.*                                          3,626,125
    16,840   Papa John's International, Inc.*                                      874,501
   163,561   Staples, Inc.                                                       3,717,742
   147,476   Starbucks Corp.*                                                    4,170,620
    33,271   Stein Mart, Inc.                                                      610,523
                                                                             -------------
                                                                                20,281,079
                                                                             -------------
             CONSUMER STAPLES--1.8%
    14,235   J & J Snack Foods Corp.                                               802,996
    41,229   Lancaster Colony Corp.                                              1,652,871
                                                                             -------------
                                                                                 2,455,867
                                                                             -------------
             ENERGY--0.6%
    22,819   Patterson-UTI Energy, Inc.                                            778,812
                                                                             -------------
             FINANCIALS--10.0%
   109,374   Ameritrade Holding Corp.*                                           2,300,135
    12,725   Asset Acceptance Capital Corp.*                                       337,085
    12,498   ASTA Funding, Inc.                                                    339,071
     4,451   BancFirst Corp.                                                       369,789
    41,608   Commerce Bancshares, Inc.                                           2,210,633
    10,719   Hancock Holding Co.                                                   382,347
    10,146   Navigators Group, Inc.*                                               393,665
    15,339   Ohio Casualty Corp.                                                   418,448
    10,796   Safety Insurance Group, Inc.                                          406,038
    60,291   SEI Investments Co.                                                 2,339,291
     7,959   Selective Insurance Group, Inc.                                       437,029
    12,942   State Auto Financial Corp.                                            426,309
    34,106   T. Rowe Price Group, Inc.                                           2,234,625
     9,446   United Fire & Casualty Co.                                            425,259
    13,342   United PanAm Financial Corp.*                                         297,393
                                                                             -------------
                                                                                13,317,117
                                                                             -------------
             HEALTH CARE--12.6%
    21,047   CNS, Inc.                                                             548,695
   101,708   Endo Pharmaceuticals Holdings, Inc.*                                2,737,979
    52,748   Express Scripts, Inc.*                                              3,977,727
    74,156   Gilead Sciences, Inc.*                                              3,503,871
    12,389   Hologic, Inc.*                                                        687,094
    47,691   IDEXX Laboratories, Inc.*                                           3,344,570
    34,500   Meridian Bioscience, Inc.                                             722,430
    66,267   OraSure Technologies, Inc.*                                           729,600
    14,975   United Surgical Partners International, Inc.*                         536,854
                                                                             -------------
                                                                                16,788,820
                                                                             -------------
             INDUSTRIALS--4.4%
    44,826   ABX Air, Inc.*                                                        358,160
    35,078   Albany Molecular Research, Inc.*                                      470,045
    15,376   Clean Harbors, Inc.                                                   521,246
    94,297   Copart, Inc.*                                                       2,205,607
    11,008   GulfMark Offshore, Inc.*                                        $     314,168
    15,389   Marten Transport, Ltd.*                                               408,886
    20,874   Matthews International Corp., Class A                                 750,212
     9,173   Portfolio Recovery Associates, Inc.*                                  356,830
    20,324   PRA International*                                                    539,805
                                                                             -------------
                                                                                 5,924,959
                                                                             -------------
             INFORMATION TECHNOLOGY--50.4%
    26,189   ADE Corp.*                                                            534,256
   138,549   Adobe Systems, Inc.                                                 4,468,204
    15,673   ANSYS, Inc.*                                                          583,976
   212,374   Applied Materials, Inc.                                             3,478,686
    92,287   Autodesk, Inc.                                                      4,164,912
   426,650   BEA Systems, Inc.*                                                  3,763,053
    43,874   Blackbaud, Inc.                                                       631,786
   219,209   Cisco Systems, Inc.*                                                3,825,197
   436,912   Compuware Corp.*                                                    3,534,618
    17,049   Comtech Telecommunications Corp.*                                     654,000
    37,684   Covansys Corp.*                                                       602,944
    28,604   CSG Systems International, Inc.*                                      672,480
    22,046   Digital Insight Corp.*                                                657,632
    51,513   Digitas, Inc.*                                                        556,340
    16,723   Diodes, Inc.*                                                         606,376
    62,712   EarthLink, Inc.*                                                      690,459
    85,540   Fiserv, Inc.*                                                       3,736,387
    13,166   Hyperion Solutions Corp.*                                             636,708
    51,102   Informatica Corp.*                                                    608,114
    52,979   InfoUSA, Inc.*                                                        567,935
   150,108   Intel Corp.                                                         3,527,538
    15,182   iPayment, Inc.*                                                       545,945
    42,113   JDA Software Group, Inc.*                                             680,967
    15,340   Komag, Inc.*                                                          411,419
   127,738   Lam Research Corp.*                                                 4,309,880
    19,650   Mantech International Corp.*                                          544,305
   141,425   Microsoft Corp.                                                     3,634,623
     7,786   MicroStrategy, Inc.*                                                  552,027
    35,658   MRO Software, Inc.*                                                   584,078
    14,062   MTS Systems Corp.                                                     561,918
    26,960   NETGEAR, Inc.*                                                        527,068
    95,521   Parametric Technology Corp.*                                          621,842
    28,934   Per-Se Technologies, Inc.*                                            643,203
    19,016   Progress Software Corp.*                                              592,158
   109,385   QLogic Corp.*                                                       3,299,052
    16,934   Rofin-Sinar Technologies, Inc.*                                       624,187
    51,513   Secure Computing Corp.*                                               617,126
    27,279   SPSS, Inc.*                                                           621,961
    57,579   SYKES Enterprises, Inc.*                                              831,441
   187,617   Symantec Corp.*                                                     4,474,664
    32,449   Syntel, Inc.                                                          658,390
    16,969   TALX Corp.                                                            670,785
    22,528   Transaction Systems Architects, Inc.*                                 608,481
    16,874   Trimble Navigation Ltd.*                                              487,152
    36,014   TriZetto Group (The), Inc.*                                           510,318
    44,724   United Online, Inc.                                                   599,749
    22,661   WebEx Communications, Inc.*                                           519,164
                                                                             -------------
                                                                                67,233,504
                                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS (CONTINUED)
             MATERIALS--0.5%
     7,420   Sigma-Aldrich Corp.                                             $     472,654
     6,385   Silgan Holdings, Inc.                                                 205,405
                                                                             -------------
                                                                                   678,059
                                                                             -------------
             TELECOMMUNICATIONS--4.5%
    29,014   Commonwealth Telephone Enterprises, Inc.                            1,041,312
   123,773   Telewest Global, Inc.*                                              2,822,025
    54,255   West Corp.*                                                         2,140,360
                                                                             -------------
                                                                                 6,003,697
                                                                             -------------
             TOTAL COMMON STOCKS
             (Cost $127,631,215)                                               133,461,914
                                                                             -------------
             MONEY MARKET FUND--0.1%
    79,205   AIM Liquid Asset Portfolio Private Class
             (Cost $79,205)                                                         79,205
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $127,710,420)--100.1%                                       133,541,119
             Liabilities in excess of other assets--(0.1%)                        (104,953)
                                                                             -------------
             NET ASSETS--100.0%                                              $ 133,436,166
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       12/09/04

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Information Technology                                         28.8
       Telecommunications                                             20.4
       Materials                                                      16.7
       Energy                                                         14.6
       Industrials                                                     6.0
       Financials                                                      4.6
       Utilities                                                       4.3
       Consumer Discretionary                                          3.7
       Health Care                                                     0.8
       Money Market Fund                                               0.2
       Other                                                          (0.1)

     -  COUNTRY OF INCORPORATION (% OF THE FUND'S NET ASSETS)

       China                                                          73.9
       Hong Kong                                                      22.1
       United States                                                   2.3
       Cayman Islands                                                  0.7
       Singapore                                                       0.6
       South Korea                                                     0.5
       Other                                                          (0.1)

     -  PORTFOLIO STATISTICS

       Net Assets ($million):  $65.9

SCHEDULE OF INVESTMENTS

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--99.9%
             CONSUMER DISCRETIONARY--3.7%
    42,629   Brilliance China Automotive Holdings Ltd. ADR                   $     555,882
    26,453   China Automotive Systems, Inc.*                                       118,242
    41,410   China Yuchai International Ltd.                                       383,043
    17,470   Deswell Industries, Inc.                                              240,213
    43,441   Focus Media Holding Ltd. ADR                                        1,140,760
                                                                             -------------
                                                                                 2,438,140
                                                                             -------------
             ENERGY--14.6%
    71,699   China Petroleum and Chemical Corp. ADR                              2,885,885
    43,231   CNOOC Ltd. ADR                                                      2,840,277
    50,335   PetroChina Co. Ltd. ADR                                             3,862,203
                                                                             -------------
                                                                                 9,588,365
                                                                             -------------
             FINANCIALS--4.6%
   102,207   China Life Insurance Co. Ltd. ADR*                                  2,999,775
                                                                             -------------
             HEALTH CARE--0.8%
    40,743   Sinovac Biotech Ltd.*                                                 207,789
    83,587   Tiens Biotech Group USA, Inc.*                                        309,272
                                                                             -------------
                                                                                   517,061
                                                                             -------------
             INDUSTRIALS--6.0%
    16,292   51job, Inc. ADR*                                                      209,352
    57,030   China Eastern Airlines Corp. Ltd. ADR                                 799,561
    28,943   China Energy Savings Technology, Inc.*                                139,505
   102,510   China Southern Airlines Co. Ltd. ADR                                1,343,906
   101,605   Guangshen Railway Co. Ltd. ADR                                      1,450,920
                                                                             -------------
                                                                                 3,943,244
                                                                             -------------
             INFORMATION TECHNOLOGY--28.8%
    31,799   ASAT Holdings Ltd. ADR*                                                23,213
    54,749   AsiaInfo Holdings, Inc.*                                              211,331
    38,434   Baidu.com ADR                                                       2,668,858
   130,025   CDC Corp., Class A*                                                   445,986
     4,656   China Finance Online Co. Ltd. ADR*                                     27,983
    36,846   Comtech Group, Inc.*                                                  229,919
    18,413   Ctrip.com International Ltd. ADR*                                   1,059,300
    23,342   eLong, Inc. ADR*                                                      254,661
    25,920   INTAC International, Inc.*                                            146,966
    37,205   International DisplayWorks, Inc.*                                     219,137
    40,285   KongZhong Corp. ADR*                                                  510,814
    50,068   Nam Tai Electronics, Inc.                                           1,134,040
    34,704   Netease.com, Inc. ADR*                                              2,646,874
    41,002   Ninetowns Digital World Trade Holdings Ltd. ADR*                      198,860
    12,571   PacificNet, Inc.*                                                     103,711
    22,253   Radica Games Ltd.                                                     196,049
   389,901   Semiconductor Manufacturing International Corp. ADR*                2,631,832
    82,316   Shanda Interactive Entertainment Ltd. ADR*                          2,038,967
    62,198   SINA Corp.*                                                         1,576,719
    42,542   Sohu.com, Inc.*                                                       644,086
    28,341   The9 Ltd. ADR*                                                        533,944
    61,522   Tom Online, Inc. ADR*                                           $   1,107,396
    50,659   Webzen, Inc. ADR                                                      349,547
                                                                             -------------
                                                                                18,960,193
                                                                             -------------
             MATERIALS--16.7%
    55,417   Aluminum Corp. of China Ltd. ADR                                    3,348,849
    64,383   Jilin Chemical Industrial Co. Ltd. ADR*                             2,263,062
    91,350   Sinopec Shanghai Petrochemical Co. Ltd. ADR                         2,783,435
    82,511   Yanzhou Coal Mining Co. Ltd. ADR                                    2,626,325
                                                                             -------------
                                                                                11,021,671
                                                                             -------------
             TELECOMMUNICATIONS--20.4%
   169,324   China Mobile (Hong Kong) Ltd. ADR                                   3,801,323
    91,132   China Netcom Group Corp. (Hong Kong) Ltd. ADR                       2,892,529
    83,848   China Telecom Corp. Ltd. ADR                                        2,735,122
   371,854   China Unicom Ltd. ADR                                               2,863,276
    29,308   Linktone Ltd. ADR*                                                    298,942
    21,253   Qiao Xing Universal Telephone, Inc.*                                  127,731
   138,655   UTStarcom, Inc.*                                                      765,376
                                                                             -------------
                                                                                13,484,299
                                                                             -------------
             UTILITIES--4.3%
   105,056   Huaneng Power International, Inc. ADR                               2,837,563
                                                                             -------------
             TOTAL COMMON STOCKS
             (Cost $69,185,024)                                                 65,790,311
                                                                             -------------
             MONEY MARKET FUND--0.2%
   135,620   AIM Liquid Asset Portfolio Private Class
             (Cost $135,620)                                                       135,620
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $69,320,644)--100.1%                                         65,925,931
             Liabilities in excess of other assets--(0.1%)                         (42,022)
                                                                             -------------
             NET ASSETS--100.0%                                              $  65,883,909
                                                                             =============

ADR American Depositary Receipt.
*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       12/09/04

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Financials                                                     52.3
       Utilities                                                      32.2
       Consumer Staples                                                8.3
       Health Care                                                     2.9
       Telecommunications                                              2.6
       Industrials                                                     1.6
       Money Market Fund                                               0.2
       Other                                                          (0.1)

     -  PORTFOLIO STATISTICS

       Net Assets ($million):  $464.5

SCHEDULE OF INVESTMENTS

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--99.9%
             CONSUMER STAPLES--8.3%
   123,265   Altria Group, Inc.                                              $   9,251,038
   431,148   ConAgra Foods, Inc.                                                10,032,815
   537,638   Sara Lee Corp.                                                      9,596,838
   261,417   Universal Corp.                                                     9,787,452
                                                                             -------------
                                                                                38,668,143
                                                                             -------------
             FINANCIALS--52.3%
   368,297   AmSouth Bancorp.                                                    9,292,133
   306,175   Arthur J. Gallagher & Co.                                           9,007,669
   355,981   BancorpSouth, Inc.                                                  7,892,099
   251,273   Bank of America Corp.                                              10,990,681
   213,656   BB&T Corp.                                                          9,046,195
   194,469   Citigroup, Inc.                                                     8,902,791
   152,884   Comerica, Inc.                                                      8,833,638
   891,836   First Commonwealth Financial Corp.                                 11,745,480
   159,190   First Indiana Corp.                                                 5,565,282
   328,683   First Merchants Corp.                                               8,263,091
   371,100   FirstMerit Corp.                                                    9,785,907
   716,561   F.N.B. Corp.                                                       12,840,772
   192,420   Hudson United Bancorp                                               7,979,657
   292,551   KeyCorp                                                             9,431,844
   178,068   Marsh & McLennan Cos., Inc.                                         5,190,682
   319,483   National City Corp.                                                10,296,937
   378,883   Old National Bancorp                                                8,301,327
   310,169   Regions Financial Corp.                                            10,096,001
   256,092   Sky Financial Group, Inc.                                           7,191,063
   395,484   Susquehanna Bancshares, Inc.                                        9,131,726
   371,899   Valley National Bancorp                                             9,014,832
   358,370   Washington Federal, Inc.                                            8,238,926
   295,639   Washington Mutual, Inc.                                            11,707,304
   136,109   Wells Fargo & Co.                                                   8,193,762
   309,918   WesBanco, Inc.                                                      9,514,483
   325,117   Whitney Holding Corp.                                               8,778,159
   201,804   Wilmington Trust Corp.                                              7,650,390
                                                                             -------------
                                                                               242,882,831
                                                                             -------------
             HEALTH CARE--2.9%
   473,944   Merck & Co., Inc.                                                  13,374,700
                                                                             -------------
             INDUSTRIALS--1.6%
   589,518   ServiceMaster (The) Co.                                             7,416,136
                                                                             -------------
             TELECOMMUNICATIONS--2.6%
   518,635   SBC Communications, Inc.                                           12,369,445
                                                                             -------------
             UTILITIES--32.2%
   205,804   American States Water Co.                                           6,449,897
   387,218   Atmos Energy Corp.                                                 10,183,833
   165,536   Black Hills Corp.                                                   6,881,332
   241,520   Consolidated Edison, Inc.                                          10,989,161
   261,443   MGE Energy, Inc.                                                    9,265,540
   260,217   National Fuel Gas Co.                                               7,842,940
   261,446   Nicor, Inc.                                                        10,248,683
   285,291   Otter Tail Corp.                                                    8,515,936
   354,457   Peoples Energy Corp.                                               13,185,801
   362,179   Piedmont Natural Gas Co., Inc.                                      8,569,155
   243,015   Pinnacle West Capital Corp.                                        10,148,306
   284,754   Progress Energy, Inc.                                           $  12,412,428
   238,325   UGI Corp.                                                           5,624,470
   370,042   Vectren Corp.                                                      10,046,640
   316,729   WGL Holdings, Inc.                                                  9,843,937
   168,370   WPS Resources Corp.                                                 9,186,267
                                                                             -------------
                                                                               149,394,326
                                                                             -------------
             TOTAL COMMON STOCKS
             (Cost $470,427,119)                                               464,105,581
                                                                             -------------
             MONEY MARKET FUND--0.2%
   822,280   AIM Liquid Asset Portfolio Private Class
             (Cost $822,280)                                                       822,280
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $471,249,399)--100.1%                                       464,927,861
             Liabilities in excess of other assets--(0.1%)                        (403,850)
                                                                             -------------
             NET ASSETS--100.0%                                              $ 464,524,011
                                                                             =============

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       03/03/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Information Technology                                         34.9
       Utilities                                                      17.8
       Energy                                                         16.5
       Industrials                                                    11.8
       Materials                                                      10.5
       Health Care                                                     3.2
       Consumer Discretionary                                          2.8
       Consumer Staples                                                2.6
       Money Market Fund                                               0.0
       Other                                                          (0.1)

     -  COUNTRY OF INCORPORATION (% OF THE FUND'S NET ASSETS)

       United States                                                  87.0
       Canada                                                          5.4
       United Kingdom                                                  4.6
       Japan                                                           3.1
       Other                                                          (0.1)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $168.6

SCHEDULE OF INVESTMENTS

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--100.1%
             CONSUMER DISCRETIONARY--2.8%
   918,851   IMPCO Technologies, Inc.*                                       $   4,768,837
                                                                             -------------
             CONSUMER STAPLES--2.6%
   406,155   MGP Ingredients, Inc.                                               4,362,064
                                                                             -------------
             ENERGY--16.5%
   982,793   Ballard Power Systems, Inc. (Canada)*                               4,845,169
   660,965   Evergreen Solar, Inc.*                                              5,452,961
   481,134   FuelCell Energy, Inc.*                                              4,214,734
 1,363,223   Hydrogenics Corp. (Canada)*                                         4,171,462
   773,042   Plug Power, Inc.*                                                   4,483,644
 1,404,760   Quantum Fuel Systems Technologies Worldwide, Inc.*                  4,677,851
                                                                             -------------
                                                                                27,845,821
                                                                             -------------
             HEALTH CARE--3.2%
   188,915   Intermagnetics General Corp.*                                       5,412,415
                                                                             -------------
             INDUSTRIALS--11.8%
   216,213   American Power Conversion Corp.                                     4,624,796
 1,484,429   Magnetek, Inc.*                                                     4,705,640
   298,475   Medis Technologies Ltd.*                                            5,035,273
   451,656   Ultralife Batteries, Inc.*                                          5,474,071
                                                                             -------------
                                                                                19,839,780
                                                                             -------------
             INFORMATION TECHNOLOGY--34.9%
   495,715   American Superconductor Corp.*                                      4,069,820
   228,329   Cree, Inc.*                                                         5,489,028
   399,498   Cypress Semiconductor Corp.*                                        5,433,173
   620,636   Echelon Corp.*                                                      4,809,929
   990,277   Emcore Corp.*                                                       5,486,135
   121,428   International Rectifier Corp.*                                      3,593,055
   118,065   Itron, Inc.*                                                        5,131,105
    79,983   KYOCERA Corp. ADR (Japan)                                           5,195,696
   436,189   Maxwell Technologies, Inc.                                          5,469,810
 1,385,571   Mechanical Technology, Inc.*                                        4,350,693
   256,174   Power Integrations, Inc.*                                           5,407,833
 1,145,484   UQM Technologies, Inc.*                                             4,329,930
                                                                             -------------
                                                                                58,766,207
                                                                             -------------
             MATERIALS--10.5%
    76,232   Air Products & Chemicals, Inc.                                      4,363,520
   102,557   BOC Group PLC ADR (United Kingdom)                                  4,056,129
    88,932   Praxair, Inc.                                                       4,394,130
   544,178   Zoltek Cos., Inc.*                                                  4,897,602
                                                                             -------------
                                                                                17,711,381
                                                                             -------------
             UTILITIES--17.8%
 1,415,408   Active Power, Inc.*                                                 4,600,076
 1,355,932   Capstone Turbine Corp.*                                             3,281,355
   695,408   Distributed Energy Systems Corp.*                                   5,584,127
   140,585   Energy Conversion Devices, Inc.*                                    4,349,700
   123,935   IDACORP, Inc.                                                       3,578,003
   244,018   Ormat Technologies, Inc.                                            4,973,087
    92,672   Scottish Power PLC ADR (United Kingdom)                         $   3,623,475
                                                                             -------------
                                                                                29,989,823
                                                                             -------------
             TOTAL COMMON STOCKS
             (Cost $180,476,451)                                               168,696,328
                                                                             -------------
             MONEY MARKET FUND--0.0%
     4,724   AIM Liquid Asset Portfolio Private
             Class (Cost $4,724)                                                     4,724
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $180,481,175)--100.1%                                       168,701,052
             Liabilities in excess of other assets--(0.1%)                        (112,687)
                                                                             -------------
             NET ASSETS--100.0%                                              $ 168,588,365
                                                                             =============

ADR American Depositary Receipt.
*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       03/03/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Information Technology                                         31.4
       Consumer Discretionary                                         22.4
       Health Care                                                    18.1
       Financials                                                      8.3
       Industrials                                                     7.9
       Consumer Staples                                                7.2
       Energy                                                          3.2
       Materials                                                       1.5
       Money Market Fund                                               0.0
       Other                                                           0.0

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $44.3

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--100.0%
             CONSUMER DISCRETIONARY--22.4%
     8,444   Apollo Group, Inc.*                                             $     532,141
    15,743   Bed Bath & Beyond, Inc.*                                              637,906
    14,121   Best Buy Co., Inc.                                                    624,995
    13,063   Carnival Corp.                                                        648,839
    19,297   Coach, Inc.*                                                          620,977
    48,999   Comcast Corp.*                                                      1,363,642
     7,497   Fortune Brands, Inc.                                                  569,547
    79,042   Liberty Media Corp.*                                                  629,965
    23,995   Lowe's Cos., Inc.                                                   1,458,176
    29,161   Staples, Inc.                                                         662,830
    10,963   Starwood Hotels & Resorts Worldwide, Inc.                             640,568
    27,228   Target Corp.                                                        1,516,328
                                                                             -------------
                                                                                 9,905,914
                                                                             -------------
             CONSUMER STAPLES--7.2%
    15,068   Costco Wholesale Corp.                                                728,689
    22,420   CVS Corp.                                                             547,272
    11,158   Hershey (The) Co.                                                     634,109
    19,365   Sysco Corp.                                                           617,937
    14,082   Walgreen Co.                                                          639,745
                                                                             -------------
                                                                                 3,167,752
                                                                             -------------
             ENERGY--3.2%
    10,747   EOG Resources, Inc.                                                   728,431
    11,348   Halliburton Co.                                                       670,667
                                                                             -------------
                                                                                 1,399,098
                                                                             -------------
             FINANCIALS--8.3%
    14,789   AFLAC, Inc.                                                           706,618
    31,483   American Express Co.                                                1,566,910
     8,090   Franklin Resources, Inc.                                              714,913
    13,320   Moody's Corp.                                                         709,423
                                                                             -------------
                                                                                 3,697,864
                                                                             -------------
             HEALTH CARE--18.1%
     8,358   Aetna, Inc.                                                           740,184
    19,268   Amgen, Inc.*                                                        1,459,744
    16,712   Baxter International, Inc.                                            638,900
    12,391   Becton Dickinson & Co.                                                628,843
    14,224   Caremark Rx, Inc.*                                                    745,338
    15,827   Gilead Sciences, Inc.*                                                747,826
    14,241   McKesson Corp.                                                        646,969
    30,050   UnitedHealth Group, Inc.                                            1,739,594
     8,959   WellPoint, Inc.*                                                      669,058
                                                                             -------------
                                                                                 8,016,456
                                                                             -------------
             INDUSTRIALS--7.9%
    12,265   Danaher Corp.                                                         639,007
    17,811   Norfolk Southern Corp.                                                716,002
    16,638   Raytheon Co.                                                          614,774
    21,253   United Parcel Service, Inc., Class B                                1,550,194
                                                                             -------------
                                                                                 3,519,977
                                                                             -------------
             INFORMATION TECHNOLOGY--31.4%
    23,600   Adobe Systems, Inc.                                             $     761,100
    14,204   Apple Computer, Inc.*                                                 818,008
    87,128   Cisco Systems, Inc.*                                                1,520,384
    33,840   Corning, Inc.*                                                        679,846
    42,922   Dell, Inc.*                                                         1,368,353
    59,663   Intel Corp.                                                         1,402,081
    56,212   Microsoft Corp.                                                     1,444,648
    71,781   Motorola, Inc.                                                      1,590,666
   117,520   Oracle Corp.*                                                       1,490,154
    38,043   QUALCOMM, Inc.                                                      1,512,590
    31,959   Symantec Corp.*                                                       762,222
    20,265   Texas Instruments, Inc.                                               578,566
                                                                             -------------
                                                                                13,928,618
                                                                             -------------
             MATERIALS--1.5%
    13,418   Praxair, Inc.                                                         662,983
                                                                             -------------
             TOTAL COMMON STOCKS
             (Cost $43,152,722)                                                 44,298,662
                                                                             -------------
             MONEY MARKET FUND--0.0%
    21,145   AIM Liquid Asset Portfolio Private Class
             (Cost $21,145)                                                         21,145
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $43,173,867)--100.0%                                         44,319,807
             Other assets less liabilities--0.0%                                    20,670
                                                                             -------------
             NET ASSETS--100.0%                                              $  44,340,477
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       03/03/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Financials                                                     39.6
       Energy                                                         15.8
       Utilities                                                       9.5
       Consumer Staples                                                9.2
       Information Technology                                          8.2
       Health Care                                                     7.6
       Telecommunications                                              4.6
       Industrials                                                     2.5
       Materials                                                       1.5
       Consumer Discretionary                                          1.2
       Money Market Fund                                               0.2
       Other                                                           0.1

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $29.9

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--99.7%
             CONSUMER DISCRETIONARY--1.2%
    42,960   Ford Motor Co.                                                  $     357,427
                                                                             -------------
             CONSUMER STAPLES--9.2%
    14,096   Altria Group, Inc.                                                  1,057,905
    18,678   Archer-Daniels-Midland Co.                                            455,183
    14,332   Campbell Soup Co.                                                     417,061
     8,949   General Mills, Inc.                                                   431,879
     6,779   Kimberly-Clark Corp.                                                  385,318
                                                                             -------------
                                                                                 2,747,346
                                                                             -------------
             ENERGY--15.8%
     6,270   Burlington Resources, Inc.                                            452,819
    16,493   Chevron Corp.                                                         941,256
    15,827   ConocoPhillips                                                      1,034,770
     7,277   Devon Energy Corp.                                                    439,385
    16,764   Exxon Mobil Corp.                                                     941,131
     5,372   Occidental Petroleum Corp.                                            423,743
     4,696   Valero Energy Corp.                                                   494,207
                                                                             -------------
                                                                                 4,727,311
                                                                             -------------
             FINANCIALS--39.6%
     7,202   Allstate (The) Corp.                                                  380,194
    22,859   Bank of America Corp.                                                 999,853
     4,823   Chubb (The) Corp.                                                     448,394
    13,437   Genworth Financial, Inc.                                              425,819
     5,620   Hartford Financial Services Group (The), Inc.                         448,195
     4,026   Lehman Brothers Holdings, Inc.                                        481,791
     4,790   Loews Corp.                                                           445,374
     3,969   M&T Bank Corp.                                                        426,985
    16,871   MBNA Corp.                                                            431,391
    13,171   Mellon Financial Corp.                                                417,389
    17,145   Merrill Lynch & Co., Inc.                                           1,109,967
     8,587   MetLife, Inc.                                                         424,284
    18,996   Morgan Stanley                                                      1,033,572
     9,144   Principal Financial Group, Inc.                                       453,817
     4,350   Progressive (The) Corp.                                               503,774
     9,383   St. Paul Travelers (The) Cos., Inc.                                   422,516
    33,645   U.S. Bancorp                                                          995,219
    19,763   Wachovia Corp.                                                        998,427
    16,660   Wells Fargo & Co.                                                   1,002,932
                                                                             -------------
                                                                                11,849,893
                                                                             -------------
             HEALTH CARE--7.6%
     3,722   CIGNA Corp.                                                           431,268
    35,403   Merck & Co., Inc.                                                     999,072
    39,348   Pfizer, Inc.                                                          855,426
                                                                             -------------
                                                                                 2,285,766
                                                                             -------------
             INDUSTRIALS--2.5%
    20,615   Cendant Corp.                                                         359,113
     7,558   Northrop Grumman Corp.                                                405,487
                                                                             -------------
                                                                                   764,600
                                                                             -------------
             INFORMATION TECHNOLOGY--8.2%
    36,256   Hewlett-Packard Co.                                             $   1,016,618
    12,182   International Business Machines
             Corp.                                                                 997,462
    32,015   Xerox Corp.*                                                          434,444
                                                                             -------------
                                                                                 2,448,524
                                                                             -------------
             MATERIALS--1.5%
    10,563   E.I. du Pont de Nemours & Co.                                         440,371
                                                                             -------------
             TELECOMMUNICATIONS--4.6%
    21,715   AT&T Corp.                                                            429,523
    30,040   Verizon Communications, Inc.                                          946,560
                                                                             -------------
                                                                                 1,376,083
                                                                             -------------
             UTILITIES--9.5%
    11,396   American Electric Power Co., Inc.                                     432,592
    14,554   Duke Energy Corp.                                                     385,390
     9,657   Edison International                                                  422,590
     5,432   Entergy Corp.                                                         384,151
     8,023   Exelon Corp.                                                          417,437
     8,325   FirstEnergy Corp.                                                     395,438
    11,288   PG&E Corp.                                                            410,657
                                                                             -------------
                                                                                 2,848,255
                                                                             -------------
             TOTAL COMMON STOCKS
             (Cost $29,055,226)                                                 29,845,576
                                                                             -------------
             MONEY MARKET FUND--0.2%
    65,631   AIM Liquid Asset Portfolio Private Class
             (Cost $65,631)                                                         65,631
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $29,120,857)--99.9%                                          29,911,207
             Other assets less liabilities--0.1%                                    27,313
                                                                             -------------
             NET ASSETS--100.0%                                              $  29,938,520
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       03/03/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Information Technology                                         28.4
       Health Care                                                    21.9
       Consumer Discretionary                                         16.5
       Industrials                                                    11.9
       Financials                                                      9.6
       Materials                                                       5.2
       Utilities                                                       3.7
       Consumer Staples                                                1.2
       Telecommunications                                              1.1
       Energy                                                          0.6
       Other                                                          (0.1)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $26.0

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--100.1%
             CONSUMER DISCRETIONARY--16.5%
    14,010   Abercrombie & Fitch Co.                                         $     728,380
     3,507   Advance Auto Parts, Inc.*                                             131,513
     5,204   American Eagle Outfitters, Inc.                                       122,554
    23,660   Chico's Fas, Inc*                                                     935,516
    33,499   Hilton Hotels Corp.                                                   651,556
    24,459   Nordstrom, Inc.                                                       847,504
     5,045   O'Reilly Automotive, Inc.*                                            142,269
     4,417   The Men's Wearhouse, Inc.*                                            109,100
    17,212   Toll Brothers, Inc.*                                                  635,295
                                                                             -------------
                                                                                 4,303,687
                                                                             -------------
             CONSUMER STAPLES--1.2%
     5,085   7-Eleven, Inc.*                                                       190,229
     3,772   Church & Dwight Co., Inc.                                             132,209
                                                                             -------------
                                                                                   322,438
                                                                             -------------
             ENERGY--0.6%
     4,242   Grant Prideco, Inc.*                                                  164,971
                                                                             -------------
             FINANCIALS--9.6%
     2,989   Chicago Mercantile Exchange Holdings, Inc.                          1,091,432
     5,602   Eaton Vance Corp.                                                     139,434
     7,586   Legg Mason, Inc.                                                      814,054
     3,580   Leucadia National Corp.                                               153,797
     3,939   SEI Investments Co.                                                   152,833
     3,021   SVB Financial Group*                                                  150,174
                                                                             -------------
                                                                                 2,501,724
                                                                             -------------
             HEALTH CARE--21.9%
     3,164   Barr Pharmaceuticals, Inc.*                                           181,772
     1,843   Bausch & Lomb, Inc.                                                   136,732
    12,636   C. R. Bard, Inc.                                                      788,234
     1,835   Cerner Corp.*                                                         154,966
     3,979   Dade Behring Holdings, Inc.                                           143,284
     3,211   DaVita, Inc.*                                                         157,917
     4,780   Endo Pharmaceuticals Holdings, Inc.*                                  128,678
    13,932   Express Scripts, Inc.*                                              1,050,612
    17,155   Humana, Inc.*                                                         761,510
     2,241   IDEXX Laboratories, Inc.*                                             157,161
     2,078   Kos Pharmaceuticals, Inc.*                                            124,680
     3,378   Lincare Holdings, Inc.*                                               137,991
    10,782   PacifiCare Health Systems, Inc.*                                      888,006
     3,660   Respironics, Inc.*                                                    131,284
     2,132   Sierra Health Services, Inc.*                                         159,900
     2,638   Techne Corp.*                                                         143,032
     2,957   Triad Hospitals, Inc*                                                 121,621
     3,714   Varian Medical Systems, Inc.*                                         169,210
     6,067   VCA Antech, Inc.*                                                     156,529
                                                                             -------------
                                                                                 5,693,119
                                                                             -------------
             INDUSTRIALS--11.9%
     3,598   Ametek, Inc.                                                          146,547
     4,745   C.H. Robinson Worldwide, Inc.                                         167,309
     6,330   Copart, Inc.*                                                         148,059
     1,804   Corporate Executive Board Co.                                         149,083
     8,637   Crown Holdings, Inc.*                                           $     140,092
     3,178   Goodrich Corp.                                                        114,630
     4,714   Herman Miller, Inc.                                                   129,211
     2,525   HNI Corp.                                                             123,473
     3,356   IDEX Corp.                                                            134,307
     9,978   L-3 Communications Holdings, Inc.                                     776,487
     3,537   Oshkosh Truck Corp., Class B                                          154,072
    16,565   Rockwell Collins, Inc.                                                759,007
     4,275   Thomas & Betts Corp.*                                                 166,383
                                                                             -------------
                                                                                 3,108,660
                                                                             -------------
             INFORMATION TECHNOLOGY--28.4%
     3,386   Amphenol Corp., Class A                                               135,338
    19,453   Autodesk, Inc.*                                                       877,915
    17,562   Cognizant Technology Solutions Corp., Class A*                        772,377
    16,383   Compuware Corp.*                                                      132,538
     2,703   DST Systems, Inc.*                                                    151,692
    36,461   Electronic Data Systems Corp.                                         849,907
    18,030   Fiserv, Inc.*                                                         787,550
     4,380   Global Payments, Inc.                                                 187,683
     3,845   Harris Corp.                                                          158,030
    27,402   Jabil Circuit, Inc.*                                                  817,950
     4,789   Lam Research Corp.*                                                   161,581
     4,752   McAfee, Inc.*                                                         142,703
    32,602   National Semiconductor Corp.                                          737,783
    33,779   Network Appliance, Inc.*                                              924,194
    23,679   Parametric Technology Corp.*                                          154,150
     3,894   Scientific-Atlanta, Inc.                                              138,003
     4,220   SRA International, Inc., Class A*                                     138,500
     4,182   Trimble Navigation Ltd.*                                              120,734
                                                                             -------------
                                                                                 7,388,628
                                                                             -------------
             MATERIALS--5.2%
     2,878   Florida Rock Industries, Inc.                                         163,758
    20,406   Freeport-McMoRan Copper & Gold, Inc., Class B                       1,008,465
     2,163   Martin Marietta Materials, Inc.                                       170,682
                                                                             -------------
                                                                                 1,342,905
                                                                             -------------
             TELECOMMUNICATIONS--1.1%
     2,673   US Cellular Corp.*                                                    136,323
     3,642   West Corp.*                                                           143,677
                                                                             -------------
                                                                                   280,000
                                                                             -------------
             UTILITIES--3.7%
    51,667   AES (The) Corp.*                                                      820,989
     4,971   Allegheny Energy, Inc.*                                               140,480
                                                                             -------------
                                                                                   961,469
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $24,959,853)--100.1%                                         26,067,601
             Liabilities in excess of other assets--(0.1%)                         (31,966)
                                                                             -------------
             NET ASSETS--100.0%                                              $  26,035,635
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       03/03/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Financials                                                     35.2
       Materials                                                      16.1
       Consumer Discretionary                                         12.6
       Utilities                                                      11.6
       Consumer Staples                                                8.6
       Energy                                                          6.0
       Information Technology                                          4.3
       Health Care                                                     3.9
       Industrials                                                     0.5
       Telecommunications                                              0.5
       Money Market Fund                                               0.7
       Other                                                           0.0

     -  PORTFOLIO STATISTICS

       Net Assets ($million):  $18.9

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--99.3%
             CONSUMER DISCRETIONARY--12.6%
     5,234   AutoNation, Inc.*                                               $     104,052
     2,874   Barnes & Noble, Inc.                                                  103,924
     7,088   Black & Decker (The) Corp.                                            582,136
     2,796   Brinker International, Inc.                                           106,584
     4,542   Claire's Stores, Inc.                                                 118,319
     3,388   Darden Restaurants, Inc.                                              109,839
    13,515   Genuine Parts Co.                                                     599,660
    22,581   H&R Block, Inc.                                                       561,364
     1,806   VF Corp.                                                               94,364
                                                                             -------------
                                                                                 2,380,242
                                                                             -------------
             CONSUMER STAPLES--8.6%
    27,342   Coca-Cola Enterprises, Inc.                                           516,764
     2,947   Dean Foods Co.*                                                       106,534
     3,729   Pepsi Bottling Group, Inc.                                            106,015
     4,344   PepsiAmericas, Inc.                                                   101,302
     3,347   Pilgrim's Pride Corp.                                                 105,364
     3,125   SUPERVALU, Inc.                                                        98,219
    14,343   UST, Inc.                                                             593,656
                                                                             -------------
                                                                                 1,627,854
                                                                             -------------
             ENERGY--6.0%
     6,993   Kerr-McGee Corp.                                                      594,684
    11,396   Murphy Oil Corp.                                                      533,903
                                                                             -------------
                                                                                 1,128,587
                                                                             -------------
             FINANCIALS--35.2%
     2,452   A.G. Edwards, Inc.                                                    103,769
     2,573   Allmerica Financial Corp.*                                             98,031
     3,187   American Financial Group, Inc.                                        108,932
    20,614   AON Corp.                                                             697,784
     2,850   Assurant, Inc.                                                        108,870
     2,124   Bank of Hawaii Corp.                                                  109,131
    14,707   Cincinnati Financial Corp.                                            625,783
     1,514   City National Corp.                                                   111,097
    20,749   CNA Financial Corp.*                                                  638,862
     4,657   Colonial BancGroup (The), Inc.                                        113,398
    10,113   Comerica, Inc.                                                        584,329
     2,034   Commerce Bancshares, Inc.                                             108,066
     1,851   Commerce Group, Inc.                                                  105,174
     5,126   Conseco, Inc.*                                                        104,058
     2,812   Fidelity National Financial, Inc.                                     105,338
     2,627   First American Corp.                                                  115,115
     2,163   Jefferson-Pilot Corp.                                                 118,705
    12,058   Lincoln National Corp.                                                610,255
     1,829   Mercury General Corp.                                                 110,563
     2,790   Nationwide Financial Services, Inc., Class A                          112,688
     4,257   Old Republic International Corp.                                      110,299
     2,611   PMI Group (The), Inc.                                                 104,127
     2,599   Protective Life Corp.                                                 113,940
     2,051   Radian Group, Inc.                                                    106,857
     2,037   SAFECO Corp.                                                          113,461
     1,320   Stancorp Financial Group, Inc.                                        121,572
     2,035   Torchmark Corp.                                                       107,509
     8,807   UnionBanCal Corp.                                               $     603,103
     2,980   W. R. Berkley Corp.                                                   130,226
     1,588   WFS Financial, Inc.*                                                  114,225
     2,916   Wilmington Trust Corp.                                                110,546
     1,533   Zions Bancorp.                                                        112,630
                                                                             -------------
                                                                                 6,638,443
                                                                             -------------
             HEALTH CARE--3.9%
     8,276   AmerisourceBergen Corp.                                               631,211
     7,245   King Pharmaceuticals, Inc.*                                           111,790
                                                                             -------------
                                                                                   743,001
                                                                             -------------
             INDUSTRIALS--0.5%
     3,655   TRW Automotive Holdings Corp.*                                         98,868
                                                                             -------------
             INFORMATION TECHNOLOGY--4.3%
     3,641   Arrow Electronics, Inc.*                                              107,446
    13,733   Computer Sciences Corp.*                                              703,816
                                                                             -------------
                                                                                   811,262
                                                                             -------------
             MATERIALS--16.1%
     1,828   Ashland, Inc.                                                          97,816
     2,209   Eastman Chemical Co.                                                  116,547
     1,899   FMC Corp.*                                                            103,382
    19,398   Georgia-Pacific Corp.                                                 631,017
     2,600   Lubrizol Corp.                                                        108,134
     5,787   Phelps Dodge Corp.                                                    697,160
     9,635   PPG Industries, Inc.                                                  577,811
    14,140   Rohm & Haas Co.                                                       615,514
     1,776   USG Corp.*                                                            104,997
                                                                             -------------
                                                                                 3,052,378
                                                                             -------------
             TELECOMMUNICATIONS--0.5%
     3,031   CenturyTel, Inc.                                                       99,205
                                                                             -------------
             UTILITIES--11.6%
    10,333   Constellation Energy Group, Inc.                                      566,248
     2,917   Energen Corp.                                                         109,679
     2,825   KeySpan Corp.                                                          97,660
     4,512   NiSource, Inc.                                                        106,709
    19,268   PPL Corp.                                                             603,859
    13,674   Sempra Energy                                                         605,759
     4,022   UGI Corp.                                                              94,919
                                                                             -------------
                                                                                 2,184,833
                                                                             -------------
             TOTAL COMMON STOCKS
             (Cost $18,541,982)                                                 18,764,673
                                                                             -------------
             MONEY MARKET FUND--0.7%
   136,022   Aim Liquid Asset Portfolio Private Class
             (Cost $136,022)                                                       136,022
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $18,678,004)--100.0%                                         18,900,695
             Other assets less liabilities--0.0%                                     5,009
                                                                             -------------
             NET ASSETS--100.0%                                              $  18,905,704
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       03/03/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Information Technology                                         31.3
       Industrials                                                    21.4
       Health Care                                                    18.1
       Consumer Discretionary                                          8.4
       Energy                                                          5.6
       Consumer Staples                                                5.2
       Materials                                                       4.9
       Telecommunications                                              3.3
       Financials                                                      2.0
       Other                                                          (0.2)

     -  PORTFOLIO STATISTICS

       Net Assets ($million):  $18.9

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--100.2%
             CONSUMER DISCRETIONARY--8.4%
     3,663   Aaron Rents, Inc.                                               $      72,161
     2,234   Bright Horizons Family Solutions, Inc.*                                89,293
     9,447   Brookfield Homes Corp.                                                473,200
     8,310   Carter's, Inc.*                                                       524,777
     3,579   Hibbett Sporting Goods, Inc.*                                          93,877
     2,525   Phillips-Van Heusen Corp.                                              71,836
     3,562   Stein Mart, Inc.                                                       65,363
     3,039   Vail Resorts, Inc.*                                                   101,807
     3,689   Ventiv Health, Inc.*                                                   93,110
                                                                             -------------
                                                                                 1,585,424
                                                                             -------------
             CONSUMER STAPLES--5.2%
    10,891   Longs Drug Stores Corp.                                               454,263
    15,047   Performance Food Group Co.*                                           415,147
     8,164   Playtex Products, Inc.*                                               109,316
                                                                             -------------
                                                                                   978,726
                                                                             -------------
             ENERGY--5.6%
    63,217   Grey Wolf, Inc.*                                                      485,507
    11,343   Parker Drilling Co.*                                                  100,272
    23,164   Superior Energy Services, Inc.*                                       472,082
                                                                             -------------
                                                                                 1,057,861
                                                                             -------------
             FINANCIALS--2.0%
     2,912   Asset Acceptance Capital Corp.*                                        77,139
    20,229   Universal American Financial Corp.*                                   299,389
                                                                             -------------
                                                                                   376,528
                                                                             -------------
             HEALTH CARE--18.1%
    10,478   American Healthways, Inc.*                                            424,988
    36,239   Beverly Enterprises, Inc.*                                            425,445
     2,883   Centene Corp.*                                                         58,092
     2,113   Chemed Corp.                                                          101,593
     3,137   DJ Orthopedics, Inc.*                                                  91,224
     3,453   Greatbatch, Inc.*                                                      89,985
     2,012   Haemonetics Corp.*                                                     97,481
     4,055   HealthExtras, Inc.*                                                    85,358
     1,786   Hologic, Inc.*                                                         99,052
     3,028   Immucor, Inc.*                                                         78,486
    10,507   Kyphon, Inc.*                                                         421,226
     2,133   LCA-Vision, Inc.                                                       89,607
     2,375   Matria Healthcare, Inc.*                                               79,634
     1,778   Psychiatric Solutions, Inc.*                                           97,257
     3,237   Radiation Therapy Services, Inc.*                                      97,239
     2,786   Sunrise Senior Living, Inc.*                                           90,099
    11,755   United Surgical Partners International, Inc.*                         421,417
     1,686   USANA Health Sciences, Inc.*                                           74,218
     4,909   ViroPharma, Inc.*                                                      94,056
    12,567   WellCare Health Plans, Inc.*                                          395,861
                                                                             -------------
                                                                                 3,412,318
                                                                             -------------
             INDUSTRIALS--21.4%
     4,772   AAR Corp.*                                                      $      76,018
     2,409   Administaff, Inc.                                                     101,949
     1,623   Advisory Board (The) Co.*                                              78,310
     5,879   Continental Airlines, Class B*                                         76,133
    12,402   Engineered Support Systems, Inc.                                      501,661
     9,168   ESCO Technologies, Inc.*                                              396,608
     1,972   Esterline Technologies Corp.*                                          74,246
     2,469   Forward Air Corp.                                                      87,526
     4,421   GenCorp, Inc.*                                                         81,081
    10,477   Jacuzzi Brands, Inc.*                                                  77,320
    14,836   JLG Industries, Inc.                                                  569,109
     4,374   Korn/Ferry International*                                              75,320
     3,760   Labor Ready, Inc.*                                                     87,796
     2,099   Portfolio Recovery Associates, Inc.*                                   81,651
     2,930   PRA International*                                                     77,821
    16,367   Resources Connection, Inc.*                                           467,278
    22,965   Rollins, Inc.                                                         436,794
     2,309   Teledyne Technologies, Inc.*                                           81,415
    16,758   UNOVA, Inc.*                                                          519,498
     3,435   WABTEC Corp.                                                           93,432
                                                                             -------------
                                                                                 4,040,966
                                                                             -------------
             INFORMATION TECHNOLOGY--31.3%
     2,271   ANSYS, Inc.*                                                           84,617
    10,323   Anteon International Corp.*                                           466,600
     5,067   aQuantive, Inc.*                                                      109,701
     7,850   Arris Group, Inc.*                                                     64,920
     6,358   Blackbaud, Inc.                                                        91,555
     2,471   Comtech Telecommunications Corp.*                                      94,788
     3,194   Digital Insight Corp.*                                                 95,277
     7,465   Digitas, Inc.*                                                         80,622
     2,423   Diodes, Inc.*                                                          87,858
     3,303   DSP Group, Inc.*                                                       81,188
    22,149   Emulex Corp.*                                                         409,978
     6,441   Epicor Software Corp.*                                                 79,095
    13,224   Factset Research Systems, Inc.                                        463,766
     3,179   Filenet Corp.*                                                         89,489
     7,405   Informatica Corp.*                                                     88,120
     2,200   iPayment, Inc.*                                                        79,112
     1,772   Itron, Inc.*                                                           77,011
     2,847   Mantech International Corp.*                                           78,862
    96,638   Maxtor Corp.*                                                         338,233
     3,215   Mercury Computer Systems, Inc.*                                        61,053
     9,786   MICROS Systems, Inc.*                                                 449,373
     1,128   MicroStrategy, Inc.*                                                   79,975
     3,906   NETGEAR, Inc.*                                                         76,362
    84,760   ON Semiconductor Corp.*                                               393,286
     4,172   Per-Se Technologies, Inc.*                                             92,744
     4,149   Photronics, Inc.*                                                      74,682
     3,911   Power Integrations, Inc.*                                              82,561
     2,756   Progress Software Corp.*                                               85,822

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS (CONTINUED)
     1,313   Quality Systems, Inc.*                                          $      87,774
    35,012   Quest Software, Inc.*                                                 487,016
     2,307   SS&C Technologies, Inc.                                                82,683
     2,459   TALX Corp.                                                             97,204
     3,264   Transaction Systems Architects, Inc.*                                  88,161
     5,193   TriZetto Group (The), Inc*                                             73,585
     3,284   WebEx Communications, Inc.*                                            75,236
     1,769   Websense, Inc.*                                                       104,513
    34,604   Wind River Systems, Inc.*                                             453,312
                                                                             -------------
                                                                                 5,906,134
                                                                             -------------
             MATERIALS--4.9%
     7,684   Greif, Inc., Class A                                                  468,724
    12,006   Headwaters, Inc.*                                                     382,271
     2,701   LKQ Corp.*                                                             81,840
                                                                             -------------
                                                                                   932,835
                                                                             -------------
             TELECOMMUNICATIONS--3.3%
    36,384   Centennial Communications Corp.*                                      538,847
    11,044   Dobson Communications Corp.*                                           80,511
                                                                             -------------
                                                                                   619,358
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $18,980,640)--100.2%                                         18,910,150
             Liabilities in excess of other assets--(0.2%)                         (42,918)
                                                                             -------------
             NET ASSETS--100.0%                                              $  18,867,232
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       03/03/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Financials                                                     31.6
       Consumer Discretionary                                         17.0
       Materials                                                      13.6
       Industrials                                                     8.9
       Information Technology                                          7.8
       Utilities                                                       7.5
       Consumer Staples                                                4.7
       Energy                                                          3.1
       Health Care                                                     2.9
       Telecommunications                                              2.7
       Money Market Fund                                               0.1
       Other                                                           0.1

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $29.0

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--99.8%
             CONSUMER DISCRETIONARY--17.0%
    27,227   American Greetings Corp.                                        $     687,482
     6,599   ArvinMeritor, Inc.                                                    105,782
     7,052   Bluegreen Corp.*                                                      106,979
     3,191   Buckle (The), Inc.                                                    117,556
     1,641   Building Material Holding Corp.                                       139,501
     5,200   Catalina Marketing Corp.                                              135,512
     6,668   Cato (The) Corp.                                                      133,227
    10,873   Charming Shoppes, Inc.*                                               121,778
     7,369   CSK Auto Corp.*                                                       111,493
    29,666   Domino's Pizza, Inc.                                                  709,610
     3,171   Genesco, Inc.*                                                        116,693
     3,063   IHOP Corp.                                                            144,635
     3,509   Jack in the Box, Inc.*                                                104,217
     7,811   Journal Communications, Inc.                                          110,526
     2,661   Papa John's International, Inc.*                                      138,186
     6,590   Payless ShoeSource, Inc.*                                             121,058
     3,119   Pre-Paid Legal Services, Inc.                                         133,493
    33,532   Rent-A-Center, Inc.*                                                  604,247
     5,039   ShopKo Stores, Inc.*                                                  144,468
     5,696   Tupperware Corp.                                                      130,609
     3,229   UniFirst Corp.                                                        113,209
    20,382   United Auto Group, Inc.                                               687,485
                                                                             -------------
                                                                                 4,917,746
                                                                             -------------
             CONSUMER STAPLES--4.7%
    25,570   Flowers Foods, Inc.                                                   749,201
    15,379   Lancaster Colony Corp.                                                616,544
                                                                             -------------
                                                                                 1,365,745
                                                                             -------------
             ENERGY--3.1%
    21,539   Frontier Oil Corp.                                                    794,359
     2,811   Swift Energy Co.*                                                     122,728
                                                                             -------------
                                                                                   917,087
                                                                             -------------
             FINANCIALS--31.6%
     1,918   Alabama National BanCorp.                                             124,056
     4,049   Amcore Financial, Inc.                                                120,296
     4,166   Anchor BanCorp Wisconsin, Inc.                                        131,896
     5,281   Argonaut Group, Inc.*                                                 153,994
     1,464   BancFirst Corp.                                                       121,629
     7,270   Bristol West Holdings, Inc.                                           140,166
    20,467   Cathay General Bancorp                                                798,007
     3,415   City Holding Co.                                                      125,126
     5,382   Community Bank System, Inc.                                           127,823
    11,686   Corus Bankshares, Inc.                                                641,561
    14,417   Delphi Financial Group, Inc., Class A                                 675,292
    48,516   Doral Financial Corp.                                                 415,297
     2,603   First Community Bancorp                                               130,983
    17,847   First Midwest Bancorp, Inc.                                           678,543
     3,528   Hancock Holding Co.                                                   125,844
     6,436   Horace Mann Educators Corp.                                           124,923
     3,858   Infinity Property & Casualty Corp.                                    143,595
     2,109   LandAmerica Financial Group, Inc.                               $     133,204
    26,868   Odyssey Re Holdings Corp.                                             689,970
    27,472   Ohio Casualty Corp.                                                   749,436
     2,823   ProAssurance Corp.*                                                   132,116
     2,731   RLI Corp.                                                             146,791
     3,552   Safety Insurance Group, Inc.                                          133,591
     4,946   Santander BanCorp.                                                    125,925
     2,619   Selective Insurance Group, Inc.                                       143,809
     4,257   State Auto Financial Corp.                                            140,226
     2,703   Stewart Information Services Corp.                                    137,664
     9,717   TrustCo Bank Corp.                                                    125,349
    24,999   Trustmark Corp.                                                       700,972
     4,026   UICI                                                                  145,419
     3,109   United Fire & Casualty Co.                                            139,967
    16,248   Zenith National Insurance Corp.                                       731,485
                                                                             -------------
                                                                                 9,154,955
                                                                             -------------
             HEALTH CARE--2.9%
     4,915   Alpharma, Inc., Class A                                               122,334
    19,811   Apria Healthcare Group, Inc.*                                         457,040
     4,446   Owens & Minor, Inc.                                                   130,935
     3,510   Varian, Inc.*                                                         129,063
                                                                             -------------
                                                                                   839,372
                                                                             -------------
             INDUSTRIALS--8.9%
    15,144   ABX Air, Inc.*                                                        121,001
     2,580   Banta Corp.                                                           129,877
     3,021   Cascade Corp.                                                         147,123
     3,899   EnPro Industries, Inc.*                                               108,782
    13,342   ExpressJet Holdings, Inc.*                                            119,945
     2,703   Genlyte Group, Inc.*                                                  137,772
     3,016   John H. Harland Co.                                                   125,435
    28,000   Lennox International, Inc.                                            780,919
     4,066   Moog, Inc., Class A*                                                  120,557
    17,896   Toro (The) Co.                                                        653,383
     1,515   Woodward Governor Co.                                                 121,049
                                                                             -------------
                                                                                 2,565,843
                                                                             -------------
             INFORMATION TECHNOLOGY--7.8%
     8,061   Covansys Corp.*                                                       128,976
     6,119   CSG Systems International, Inc.*                                      143,858
    13,415   EarthLink, Inc.*                                                      147,699
     6,459   eFunds Corp.*                                                         133,249
    16,191   Imation Corp.                                                         693,136
     3,419   MAXIMUS, Inc.                                                         123,939
    23,787   Reynolds & Reynolds (The) Co., Class A                                631,307
     3,624   Rofin-Sinar Technologies, Inc.*                                       133,581
     9,569   United Online, Inc.                                                   128,320
                                                                             -------------
                                                                                 2,264,065
                                                                             -------------
             MATERIALS--13.6%
    13,934   AptarGroup, Inc.                                                      713,281
     5,176   Arch Chemicals, Inc.                                                  135,974

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS (CONTINUED)
    11,835   Carpenter Technology Corp.                                      $     713,651
    23,852   Commercial Metals Co.                                                 758,255
     3,844   H.B. Fuller Co.                                                       115,205
    52,578   Hercules, Inc.*                                                       585,719
    11,767   Quanex Corp.                                                          681,427
     4,043   Silgan Holdings, Inc.                                                 130,063
    16,477   Terra Industries, Inc.*                                               100,674
                                                                             -------------
                                                                                 3,934,249
                                                                             -------------
             TELECOMMUNICATIONS--2.7%
     3,109   Commonwealth Telephone Enterprises, Inc.                              111,582
    14,627   United Stationers, Inc.*                                              663,627
                                                                             -------------
                                                                                   775,209
                                                                             -------------
             UTILITIES--7.5%
    14,910   Allete, Inc.                                                          656,190
     3,190   Black Hills Corp.                                                     132,608
     5,479   Cleco Corp.                                                           116,155
    36,941   Duquesne Light Holdings, Inc.                                         616,545
    20,979   WGL Holdings, Inc.                                                    652,027
                                                                             -------------
                                                                                 2,173,525
                                                                             -------------
             TOTAL COMMON STOCKS
             (Cost $28,718,150)                                                 28,907,796
                                                                             -------------
             MONEY MARKET FUND--0.1%
    27,524   AIM Liquid Asset Portfolio Private Class
             (Cost $27,524)                                                         27,524
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $28,745,674)--99.9%                                          28,935,320
             Other assets less liabilities--0.1%                                    15,472
                                                                             -------------
             NET ASSETS--100.0%                                              $  28,950,792
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       06/23/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Health Care                                                    94.8
       Materials                                                       5.4
       Other                                                          (0.2)

     -  COUNTRY OF INCORPORATION (% OF THE FUND'S NET ASSETS)

       United States                                                  97.6
       Iceland                                                         2.6
       Other                                                          (0.2)

     -  PORTFILIO STATISTICS

       Net Assets ($million): $122.1

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--100.2%
             HEALTH CARE--94.8%
    72,156   Affymetrix, Inc.*                                               $   3,278,047
   199,020   Alkermes, Inc.*                                                     3,242,036
    80,128   Amgen, Inc.*                                                        6,070,497
   111,763   Amylin Pharmaceuticals, Inc.*                                       3,755,237
   298,949   Applera Corp. - Applied Biosystems Group                            7,255,492
   305,690   Applera Corp. - Celera Genomics Group*                              3,631,597
   153,591   Biogen Idec, Inc.*                                                  6,240,402
   439,774   BioMarin Pharmaceutical, Inc.*                                      3,694,102
   199,481   Cubist Pharmaceuticals, Inc.*                                       4,031,511
   361,623   deCODE genetics, Inc. (Iceland)*                                    3,153,353
    70,042   Dionex Corp.*                                                       3,392,134
    70,202   Genentech, Inc.*                                                    6,360,301
   340,838   Geron Corp.*                                                        3,077,767
   153,591   Gilead Sciences, Inc.*                                              7,257,176
   142,936   ICOS Corp.*                                                         3,856,413
   478,976   Incyte Corp.*                                                       2,390,090
    77,272   Invitrogen Corp.*                                                   4,913,726
   351,993   Medarex, Inc.*                                                      3,076,419
    56,470   Millipore Corp.*                                                    3,457,093
   125,556   Momenta Pharmaceuticals, Inc.*                                      2,703,221
   190,209   Myriad Genetics, Inc.*                                              3,686,250
    83,695   New River Pharmaceuticals, Inc.*                                    3,983,045
    63,419   Techne Corp.*                                                       3,438,578
    49,472   United Therapeutics Corp.*                                          3,654,002
    97,784   Varian, Inc.*                                                       3,595,518
   201,942   Viropharma, Inc.*                                                   3,869,209
   140,298   Waters Corp.*                                                       5,078,788
   208,933   Zymogenetics, Inc.*                                                 3,660,506
                                                                             -------------
                                                                               115,802,510
                                                                             -------------
             MATERIALS--5.4%
   102,819   Sigma-Aldrich Corp.                                                 6,549,570
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $124,244,653)--100.2%                                       122,352,080
             Liabilities in excess of other assets--(0.2%)                        (249,772)
                                                                             -------------
             NET ASSETS--100.0%                                              $ 122,102,308
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       06/23/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Consumer Staples                                               84.2
       Consumer Discretionary                                         15.8
       Money Market Fund                                               0.0
       Other                                                          (0.0)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $23.0

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--100.0%
             CONSUMER DISCRETIONARY--15.8%
    22,255   ARAMARK Corp., Class B                                          $     565,722
    51,552   CKE Restaurants, Inc.                                                 655,741
    17,599   Jack in the Box, Inc.*                                                522,690
    13,352   Papa John's International, Inc.*                                      693,369
    23,255   Yum! Brands, Inc.                                                   1,182,983
                                                                             -------------
                                                                                 3,620,505
                                                                             -------------
             CONSUMER STAPLES--84.2%
    22,010   7-Eleven, Inc.*                                                       823,394
    50,516   Archer-Daniels-Midland Co.                                          1,231,075
    10,798   Brown-Forman Corp., Class B                                           683,945
    21,146   Campbell Soup Co.                                                     615,349
    26,052   Coca-Cola (The) Co.                                                 1,114,505
    28,143   Coca-Cola Enterprises, Inc.                                           531,903
    17,056   Dean Foods Co.*                                                       616,574
    23,559   Flowers Foods, Inc.                                                   690,279
    24,203   General Mills, Inc.                                                 1,168,037
    35,747   Gold Kist, Inc.*                                                      614,491
    19,493   Hershey (The) Co.                                                   1,107,787
    11,417   J & J Snack Foods Corp.                                               644,033
    25,135   Kellogg Co.                                                         1,110,213
    31,833   Kroger (The) Co.*                                                     633,477
    14,171   Lancaster Colony Corp.                                                568,115
    21,581   Pepsi Bottling Group, Inc.                                            613,548
    25,128   PepsiAmericas, Inc.                                                   585,985
    20,900   PepsiCo, Inc.                                                       1,234,771
    20,468   Performance Food Group Co.*                                           564,712
    19,360   Pilgrim's Pride Corp.                                                 609,453
    26,213   Ruddick Corp.                                                         576,948
       509   Seaboard Corp.                                                        723,289
    18,083   SUPERVALU, Inc.                                                       568,349
    33,833   Sysco Corp.                                                         1,079,611
    35,179   Tyson Foods, Inc., Class A                                            626,186
                                                                             -------------
                                                                                19,336,029
                                                                             -------------
             TOTAL COMMON STOCKS
             (Cost $23,763,458)                                                 22,956,534
                                                                             -------------
             MONEY MARKET FUND--0.0%
       574   AIM Liquid Asset Portfolio Private Class
             (Cost $574)                                                               574
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $23,764,032)--100.0%                                         22,957,108
             Liabilities in excess of other assets--(0.0%)                          (4,159)
                                                                             -------------
             NET ASSETS--100.0%                                              $  22,952,949
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC LEISURE & ENTERTAINMENT PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       06/23/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Consumer Discretionary                                        100.1
       Money Market Fund                                               0.0
       Other                                                          (0.1)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $24.1

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC LEISURE & ENTERTAINMENT PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--100.1%
             CONSUMER DISCRETIONARY--100.1%
    28,146   Ameristar Casinos, Inc.                                         $     600,354
    30,199   Applebees International, Inc.                                         661,660
    24,271   ARAMARK Corp., Class B                                                616,969
    38,585   Bluegreen Corp.*                                                      585,334
    17,639   Brinker International, Inc.*                                          672,399
    24,888   Carnival Corp.                                                      1,236,187
    19,572   CEC Entertainment, Inc.*                                              661,729
    21,069   Choice Hotels International, Inc.                                     697,173
    56,223   CKE Restaurants, Inc.                                                 715,157
    21,375   Darden Restaurants, Inc.                                              692,978
    29,812   Domino's Pizza, Inc.                                                  713,103
    23,292   GTECH Holdings Corp.                                                  741,617
    51,581   Hilton Hotels Corp.                                                 1,003,250
    51,495   IAC/InterActiveCorp.*                                               1,318,272
    16,759   IHOP Corp.                                                            791,360
    12,034   International Speedway Corp.                                          621,917
    19,194   Jack in the Box, Inc.*                                                570,062
    36,975   McDonald's Corp.                                                    1,168,410
    14,562   Papa John's International, Inc.*                                      756,205
    32,108   Priceline.com, Inc.*                                                  609,089
    24,394   Rare Hospitality International, Inc.*                                 745,481
    14,689   Red Robin Gourmet Burgers, Inc.*                                      708,450
    28,334   Royal Caribbean Cruises Ltd.                                        1,174,161
    21,395   Sonic Corp.*                                                          619,171
    50,098   Starbucks Corp.*                                                    1,416,771
    20,889   Starwood Hotels & Resorts Worldwide, Inc.                           1,220,544
    24,545   Vail Resorts, Inc.*                                                   822,258
    56,270   World Wrestling Entertainment, Inc.                                   717,443
    25,362   Yum! Brands, Inc.                                                   1,290,165
                                                                             -------------
             TOTAL COMMON STOCKS
             (Cost $24,774,689)                                                 24,147,669
                                                                             -------------
             MONEY MARKET FUND--0.0%
     4,125   AIM Liquid Asset Portfolio Private Class
             (Cost $4,125)                                                           4,125
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $24,778,814)--100.1%                                         24,151,794
             Liabilities in excess of other assets--(0.1%)                         (16,010)
                                                                             -------------
             NET ASSETS--100.0%                                              $  24,135,784
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC MEDIA PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       06/23/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Consumer Discretionary                                         80.6
       Information Technology                                         11.7
       Telecommunications                                              4.7
       Industrials                                                     3.1
       Money Market Fund                                               0.0
       Other                                                          (0.1)

     -  COUNTRY OF INCORPORATION (% OF THE FUND'S NET ASSETS)

       United States                                                  97.6
       China                                                           2.5
       Money Market Fund                                               0.0
       Other                                                          (0.1)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $23.7

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MEDIA PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--100.1%
             CONSUMER DISCRETIONARY--80.6%
    21,424   ADVO, Inc.                                                      $     529,173
    16,352   Arbitron, Inc.                                                        611,728
    27,882   Belo Corp., Class A                                                   602,251
    28,715   Catalina Marketing Corp.                                              748,313
    40,394   Comcast Corp.*                                                      1,124,165
     8,108   Getty Images, Inc.*                                                   673,045
    26,119   Harte-Hanks, Inc.                                                     668,646
    26,361   Hearst-Argyle Television, Inc.                                        631,610
    58,717   Insight Communications Co., Inc.*                                     675,246
    43,146   Journal Communications, Inc.                                          610,516
   152,043   Liberty Media Corp.*                                                1,211,783
    10,488   McClatchy (The) Co., Class A                                          657,388
    26,113   McGraw-Hill Cos. (The), Inc.                                        1,277,970
    10,512   Media General, Inc., Class A                                          554,508
    13,772   Meredith Corp.                                                        687,223
    15,525   Omnicom Group, Inc.                                                 1,287,953
    19,857   ProQuest Co.*                                                         588,760
    34,781   Regal Entertainment Group, Class A                                    641,014
    72,291   Sinclair Broadcast Group, Inc., Class A                               599,292
    71,173   Time Warner, Inc.                                                   1,269,015
    33,399   Tribune Co.                                                         1,052,402
    17,245   Valassis Communications, Inc.*                                        538,906
    49,340   Walt Disney (The) Co.                                               1,202,416
       836   Washington Post (The) Co., Class B                                    622,820
                                                                             -------------
                                                                                19,066,143
                                                                             -------------
             INDUSTRIALS--3.1%
    22,133   Monster Worldwide, Inc.*                                              726,184
                                                                             -------------
             INFORMATION TECHNOLOGY--11.7%
    41,315   aQuantive, Inc.*                                                      894,470
    60,866   Digitas, Inc.*                                                        657,353
    31,722   Schawk, Inc.                                                          632,219
    38,341   Sohu.com, Inc. (China)*                                               580,483
                                                                             -------------
                                                                                 2,764,525
                                                                             -------------
             TELECOMMUNICATIONS--4.7%
    41,632   EchoStar Communications Corp.*                                      1,118,652
                                                                             -------------
             TOTAL COMMON STOCKS
             (Cost $25,187,561)                                                 23,675,504
             MONEY MARKET FUND--0.0%
     6,576   AIM Liquid Asset Portfolio Private Class
             (Cost $6,576)                                                           6,576
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $25,194,137)--100.1%                                         23,682,080
             Liabilities in excess of other
             assets--(0.1%)                                                        (16,757)
                                                                             -------------
             NET ASSETS--100.0%                                              $  23,665,323
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC NETWORKING PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       06/23/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Information Technology                                        100.2
       Other                                                          (0.2)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $24.1

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC NETWORKING PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--100.2%
             INFORMATION TECHNOLOGY--100.2%
    29,579   ADC Telecommunications, Inc.*                                   $     516,154
    24,967   Adtran, Inc.                                                          755,252
    58,557   Agere System, Inc.*                                                   608,993
    57,144   Andrew Corp.*                                                         606,869
    62,241   Arris Group, Inc.*                                                    514,733
    66,089   Avaya, Inc.*                                                          761,345
    29,045   Broadcom Corp.*                                                     1,233,251
   168,669   Brocade Communications Systems, Inc.*                                 627,449
    69,842   Cisco Systems, Inc.*                                                1,218,743
    27,770   Citrix Systems, Inc.*                                                 765,619
    19,588   Comtech Telecommunications Corp.*                                     751,396
   389,923   Conexant Systems, Inc.*                                               756,451
    26,190   DSP Group, Inc.*                                                      643,750
    32,256   Emulex Corp.*                                                         597,059
    16,307   F5 Networks, Inc.*                                                    848,453
    30,199   Internet Security Systems, Inc.*                                      743,801
    52,906   Juniper Networks, Inc.*                                             1,234,296
   398,446   Lucent Technologies, Inc.*                                          1,135,571
    40,374   McAfee, Inc.*                                                       1,212,431
   129,467   McData Corp., Class A*                                                622,736
    17,719   Mercury Interactive Corp.*                                            616,444
    57,541   Motorola, Inc.                                                      1,275,108
    30,975   NETGEAR, Inc.*                                                        605,561
    19,010   QLogic Corp.*                                                         573,342
    30,496   Qualcomm, Inc.                                                      1,212,521
    52,235   RSA Security, Inc.*                                                   595,479
    33,104   Scientific-Atlanta, Inc.                                            1,173,206
    33,177   Tekelec*                                                              455,188
    74,985   Tellabs, Inc.*                                                        716,857
    14,026   Websense, Inc.*                                                       828,656
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $23,994,693)--100.2%                                         24,206,714
             Liabilities in excess of other assets--(0.2%)                         (58,606)
                                                                             -------------
             NET ASSETS--100.0%                                              $  24,148,108
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       06/23/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Health Care                                                   100.0
       Money Market Fund                                               0.0
       Other                                                          (0.0)

     -  PORTFOLIO STATISTICS

       Net Assets ($million):  $31.2

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--100.0%
             HEALTH CARE--100.0%
    35,216   Abbott Laboratories                                             $   1,516,049
     9,256   Allergan, Inc.                                                        826,561
    34,203   Alpharma, Inc., Class A                                               851,313
    20,020   Amgen, Inc.*                                                        1,516,715
    19,000   Barr Pharmaceuticals, Inc.*                                         1,091,550
    20,932   Biogen Idec, Inc.*                                                    850,467
    35,844   Bristol-Myers Squibb Co.                                              758,817
    17,578   Celgene Corp.*                                                        986,126
    29,494   Eli Lilly & Co.                                                     1,468,506
    28,706   Endo Pharmaceuticals Holdings, Inc.*                                  772,766
    40,915   First Horizon Pharmaceutical Corp.*                                   590,403
    19,439   Forest Laboratories, Inc.*                                            736,932
    17,539   Genentech, Inc.*                                                    1,589,033
    12,502   Genzyme Corp.*                                                        903,895
    20,932   Gilead Sciences, Inc.*                                                989,037
    35,712   ICOS Corp.*                                                           963,510
    25,432   Johnson & Johnson                                                   1,592,552
    58,173   King Pharmaceuticals, Inc.*                                           897,609
    12,481   Kos Pharmaceuticals, Inc.*                                            748,860
    25,701   Medicis Pharmaceutical Corp., Class A                                 758,180
    32,073   Medimmune, Inc.*                                                    1,121,914
    56,947   Merck & Co., Inc.                                                   1,607,044
    47,920   Mylan Laboratories, Inc.                                              920,543
    63,285   Pfizer, Inc.                                                        1,375,816
    41,566   Salix Pharmaceuticals Ltd.*                                           745,694
    41,506   Schering-Plough Corp.                                                 844,232
    17,508   Sepracor, Inc.*                                                       984,825
    45,079   Valeant Pharmaceuticals International                                 773,556
    24,761   Watson Pharmaceuticals, Inc.*                                         855,740
    34,575   Wyeth                                                               1,540,662
                                                                             -------------
             TOTAL COMMON STOCKS
             (Cost $31,177,045)                                                 31,178,907
                                                                             -------------
             MONEY MARKET FUND--0.0%
     8,035   AIM Liquid Asset Portfolio Private Class
             (Cost $8,035)                                                           8,035
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $31,185,080)--100.0%                                         31,186,942
             Liabilities in excess of other assets--(0.0%)                          (6,686)
                                                                             -------------
             NET ASSETS--100.0%                                              $  31,180,256
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       06/23/2005

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Information Technology                                        100.2
       Other                                                          (0.2)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $60.0

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

 NUMBER
OF SHARES                                                                        VALUE
----------                                                                   -------------
             COMMON STOCKS--100.2%
             INFORMATION TECHNOLOGY--100.2%
   147,239   Advanced Micro Devices, Inc.*                                   $   3,418,890
   148,990   Agere System, Inc.*                                                 1,549,496
   144,826   Altera Corp.*                                                       2,411,353
    87,001   Analog Devices, Inc.                                                3,025,895
   172,162   Applied Materials, Inc.                                             2,820,014
    57,601   ATMI, Inc.*                                                         1,573,083
   217,060   Cirrus Logic, Inc.*                                                 1,423,914
    52,672   Cymer, Inc.*                                                        1,835,619
    48,886   Diodes, Inc.*                                                       1,772,606
    66,636   DSP Group, Inc.*                                                    1,637,913
   163,268   Entegris, Inc.*                                                     1,593,496
   121,686   Intel Corp.                                                         2,859,621
    83,493   Intersil Corp.                                                      1,900,301
    63,232   KLA-Tencor Corp.                                                    2,927,009
    56,483   Lam Research Corp.*                                                 1,905,736
   174,412   LSI Logic Corp.*                                                    1,414,481
   102,651   MEMC Electronic Materials, Inc.*                                    1,841,559
   137,791   Micrel, Inc.*                                                       1,377,910
    54,652   Microchip Technology, Inc.                                          1,648,851
    73,297   Microsemi Corp.*                                                    1,698,291
    96,430   MKS Instruments, Inc.*                                              1,819,634
   125,386   National Semiconductor Corp.                                        2,837,485
    58,318   NVIDIA Corp.*                                                       1,956,569
   115,045   Omnivision Technologies, Inc.*                                      1,482,930
   314,071   ON Semiconductor Corp.*                                             1,457,289
    83,700   Photronics, Inc.*                                                   1,506,600
    78,885   Power Integrations, Inc.*                                           1,665,262
    78,299   Sirf Technology Holdings, Inc.*                                     2,019,331
    96,445   Texas Instruments, Inc.                                             2,753,505
   475,088   Triquint Semiconductor, Inc.*                                       1,995,370
                                                                             -------------
             TOTAL INVESTMENTS
             (Cost $62,571,049)--100.2%                                         60,130,013
             Liabilities in excess of other assets--(0.2%)                        (100,150)
                                                                             -------------
             NET ASSETS--100.0%                                              $  60,029,863
                                                                             =============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       06/23/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Information Technology                 91.3
       Financials                              6.0
       Health Care                             2.9
       Other                                  (0.2)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $32.2

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS--100.2%
               FINANCIALS--6.0%
      31,320   Investment Technology Group, Inc.*                   $     1,018,213
      23,434   SEI Investments Co.                                          909,239
                                                                    ---------------
                                                                          1,927,452
                                                                    ---------------
               HEALTH CARE--2.9%
      10,910   Cerner Corp.*                                                921,350
                                                                    ---------------
               INFORMATION TECHNOLOGY--91.3%
      56,648   Adobe Systems, Inc.                                        1,826,898
      23,109   ANSYS, Inc.*                                                 861,041
      37,733   Autodesk, Inc.                                             1,702,890
      95,151   BEA Systems, Inc.*                                           839,232
      64,688   Blackbaud, Inc.                                              931,507
      65,334   Citrix Systems, Inc.*                                      1,801,258
      42,174   CSG Systems International, Inc.*                             991,511
      32,505   Digital Insight Corp.*                                       969,624
      29,469   DST Systems, Inc.*                                         1,653,800
      44,513   eFunds Corp.*                                                918,303
      21,213   Fair Isaac Corp.                                             885,855
      19,412   Hyperion Solutions Corp.*                                    938,764
      75,345   Informatica Corp.*                                           896,606
      21,155   Intergraph Corp.*                                          1,023,479
      51,811   McAfee, Inc.*                                              1,555,884
      57,824   Microsoft Corp.                                            1,486,077
      11,480   MicroStrategy, Inc.*                                         813,932
     120,893   Oracle Corp.*                                              1,532,923
     140,836   Parametric Technology Corp.*                                 916,842
      28,037   Progress Software Corp.*                                     873,072
      30,111   Reynolds & Reynolds (The) Co., Class A                       799,146
      76,710   Symantec Corp.*                                            1,829,535
      25,019   Talx Corp.                                                   989,001
      33,215   Transaction Systems Architects, Inc.*                        897,137
      52,835   TriZetto Group*                                              748,672
      33,411   WebEx Communications, Inc.*                                  765,446
                                                                    ---------------
                                                                         29,448,435
                                                                    ---------------
               TOTAL INVESTMENTS
               (Cost $29,312,550)--100.2%                                32,297,237
               Liabilities in excess of other assets--(0.2%)                (68,579)
                                                                    ---------------
               NET ASSETS--100.0%                                   $    32,228,658
                                                                    ===============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES ZACKS MICRO CAP PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       08/18/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Information Technology                 22.9
       Industrials                            18.9
       Financials                             17.3
       Consumer Discretionary                 17.2
       Health Care                             9.6
       Energy                                  6.1
       Materials                               4.6
       Consumer Staples                        1.7
       Telecommunications                      1.0
       Utilities                               0.7
       Other                                  (0.0)

     -  COUNTRY OF INCORPORATION (% OF THE FUND'S NET ASSETS)

       United States                          95.1
       Israel                                  1.2
       Canada                                  1.0
       Bermuda                                 0.7
       Cayman Islands                          0.5
       Hong Kong                               0.3
       Luxembourg                              0.3
       Panama                                  0.3
       China                                   0.2
       Greece                                  0.2
       Taiwan                                  0.2
       Other                                  (0.0)

     -  PORTFOLIO STATISTICS
       Net Assets ($million): $83.8

SCHEDULE OF INVESTMENTS

POWERSHARES ZACKS MICRO CAP PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS--100.0%
               CONSUMER DISCRETIONARY--17.2%
      17,374   Action Performance Co., Inc.                         $       213,005
      11,815   Aftermarket Technology Corp.*                                217,750
       8,942   Aldila, Inc.                                                 219,168
      44,872   Alloy, Inc.*                                                 206,411
       7,412   Andersons (The), Inc.                                        258,308
      12,755   Asbury Automotive Group, Inc.*                               215,560
      15,521   Audiovox Corp.*                                              220,553
      12,084   Benihana, Inc., Class A*                                     229,475
       5,881   Blair Corp.                                                  221,714
      12,299   Bluegreen Corp.*                                             186,576
      49,249   Bombay (The) Co., Inc.*                                      197,488
      11,171   Bon-Ton Stores (The), Inc.                                   223,979
      24,141   Books-A-Million, Inc.                                        219,683
      35,769   Buca, Inc.*                                                  208,176
       7,438   California Pizza Kitchen, Inc.*                              238,090
      34,265   Carriage Services, Inc.*                                     206,961
      10,902   Cato (The) Corp.                                             217,822
      32,869   Cavalier Homes, Inc.*                                        203,459
       5,988   Cavco Industries, Inc.*                                      236,286
       8,700   Charles & Colvard Ltd.                                       201,840
      16,273   Dave & Buster's, Inc.*                                       220,987
      13,615   Dixie Group (The), Inc.*                                     186,798
      15,978   Dover Downs Gaming & Entertainment, Inc.                     200,684
      58,701   Drugstore.Com*                                               186,082
       9,721   DXP Enterprises, Inc.*                                       140,371
      25,591   Elscint Ltd. (Israel)*                                       202,425
       9,264   Forward Industries, Inc.*                                    190,283
      30,425   Franklin Covey Co.*                                          205,673
      21,053   Gaiam, Inc., Class A*                                        220,846
      23,819   Gottschalks, Inc.*                                           207,463
      33,164   Hartmarx Corp.*                                              231,485
      44,040   Home Solutions of America, Inc.*                             244,862
      36,198   IMPCO Technologies, Inc.*                                    187,868
      13,373   Jakks Pacific, Inc.*                                         245,796
     105,426   Jameson Inns, Inc.*                                          219,286
      19,039   K2, Inc.*                                                    190,961
       9,479   Levitt Corp.                                                 186,262
       7,492   Lithia Motors, Inc., Class A                                 204,082
       7,197   LKQ Corp.*                                                   218,069
       8,351   Lone Star Steakhouse & Saloon, Inc.                          215,539
      16,622   Luby's, Inc.*                                                209,105
      39,474   Main Street Restaurant Group, Inc.*                          225,002
      10,849   Marcus Corp.                                                 238,244
       8,513   MarineMax, Inc.*                                             210,271
      12,782   Monarch Casino & Resort, Inc.*                               247,587
      11,601   Movado Group, Inc.                                           203,366
      15,172   O'Charleys, Inc.*                                            208,008
      11,171   Palm Harbor Homes, Inc.*                                     205,882
      15,414   Playboy Enterprises, Inc., Class B*                          233,368
      19,791   Retail Ventures, Inc.*                                       205,628
      15,843   Rex Stores Corp.*                                            211,029
       7,600   Rocky Shoes & Boots, Inc.*                           $       187,872
      15,468   Russell Corp.                                                209,282
      23,201   Sands Regent (The)                                           220,665
      13,642   Shoe Carnival, Inc.*                                         228,367
      38,642   Smith & Wesson Holding Corp.*                                197,074
      19,630   Source Interlink Cos., Inc.*                                 199,833
       9,479   Steven Madden Ltd.*                                          243,042
      16,944   Stride Rite Corp.                                            220,611
      16,542   Sunterra Corp.*                                              198,669
      16,219   Syms Corp.                                                   220,903
      30,855   Systemax, Inc.*                                              220,613
      69,174   Tarrant Apparel Group*                                       116,904
      27,525   Trans World Entertainment Corp.*                             175,610
      65,012   Unifi, Inc.*                                                 190,485
      28,438   United Retail Group, Inc.*                                   260,208
      14,689   West Marine, Inc.*                                           199,330
      48,256   Wet Seal (The), Inc., Class A*                               249,484
                                                                    ---------------
                                                                         14,384,568
                                                                    ---------------
               CONSUMER STAPLES--1.7%
      13,749   Ingles Markets, Inc., Class A                                221,634
       3,759   J & J Snack Foods Corp.                                      212,045
      13,964   M&F Worldwide Corp.*                                         235,294
       5,156   Nash Finch Co.                                               160,145
       7,465   Parlux Fragrances, Inc.*                                     172,889
      19,281   Pathmark Stores, Inc.*                                       187,990
      21,080   Spartan Stores, Inc.*                                        208,481
                                                                    ---------------
                                                                          1,398,478
                                                                    ---------------
               ENERGY--6.1%
       9,909   Adams Resources & Energy, Inc.                               192,136
       8,781   Arena Resources, Inc.*                                       203,895
       4,458   Atlas Pipeline Partners, LP                                  209,481
      16,891   Brigham Exploration Co.*                                     238,839
      10,365   Callon Petroleum Co.*                                        189,680
      10,473   Castle Energy Corp.                                          184,639
       5,022   Clayton Williams Energy, Inc.*                               190,233
       7,170   Dawson Geophysical Co.*                                      193,805
       8,217   Edge Petroleum Corp.*                                        199,098
       9,264   Goodrich Petroleum Corp.*                                    206,587
       7,546   Gulf Island Fabrication, Inc.                                201,931
      26,639   Infinity Energy Resources, Inc.*                             198,993
       5,961   K-Sea Transportation Partners LP                             206,370
       4,995   Lufkin Industries, Inc.                                      232,268
      83,219   Magellan Petroleum Corp.*                                    125,661
       6,794   Maritrans, Inc.                                              202,597
      26,988   Matrix Service Co.*                                          265,291
       8,566   NATCO Group, Inc.*                                           194,277
      15,575   NGAS Resources, Inc.*                                        165,251
      15,521   Parallel Petroleum Corp.*                                    205,343
       7,009   Petroleum Helicopters*                                       212,793
      12,997   T-3 Energy Services, Inc.*                                   161,813
      14,447   Top Tankers, Inc. (Greece)                                   186,077

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS (CONTINUED)
       6,123   Toreador Resources Corp.*                            $       168,566
      27,176   TransMontaigne, Inc.*                                        150,827
      13,695   Willbros Group, Inc. (Panama)*                               213,779
                                                                    ---------------
                                                                          5,100,230
                                                                    ---------------
               FINANCIALS--17.3%
      63,508   Aether Holdings, Inc.*                                       208,306
       9,050   American Campus Communities, Inc.                            223,988
      19,146   American Equity Investment Life Holdings Co.                 222,859
       4,431   American Physicians Capital, Inc.*                           187,298
      12,594   American Safety Insurance Holdings Ltd.
                (Bermuda)*                                                  210,698
      21,483   AmNet Mortgage, Inc.*                                        217,838
      26,263   Anworth Mortgage Asset Corp.                                 211,155
       7,734   Arbor Realty Trust, Inc.                                     203,868
      20,194   Ashford Hospitality Trust                                    212,037
       7,143   ASTA Funding, Inc.                                           193,790
      20,113   Banc (The) Corp.                                             224,662
      17,482   Boykin Lodging Co.*                                          192,826
      11,896   Bristol West Holdings, Inc.                                  229,355
       2,551   Capital Southwest Corp.                                      223,085
      29,351   Capital Title Group, Inc.                                    195,184
      15,011   Cedar Shopping Centers, Inc.                                 210,454
      12,916   Clark, Inc.                                                  197,615
      15,280   CNA Surety Corp.*                                            214,531
       8,271   Columbia Banking Systems, Inc.                               239,114
       9,291   Commonwealth Bankshares, Inc.                                231,439
       7,385   Correctional Properties Trust                                207,519
      27,740   Crawford & Co., Class B                                      194,735
       6,499   Crescent Banking Co.                                         220,771
      12,621   CRIIMI MAE, Inc.*                                            247,244
      10,016   Donegal Group, Inc., Class A                                 221,955
      14,125   Extra Space Storage, Inc.                                    206,225
      13,534   EZCORP, Inc., Class A*                                       198,814
       8,915   Federal Agricultural Mortgage Corp., Class C                 231,790
       6,364   First Indiana Corp.                                          222,485
       8,459   First Potomac Realty Trust                                   214,351
       2,766   First Regional Bancorp*                                      185,931
      10,258   First State Bancorporation                                   228,856
      48,256   First Union Real Estate Equity &
                Mortgage Investments                                        233,076
      17,804   FirstCity Financial Corp.*                                   204,746
       6,042   FPIC Insurance Group, Inc.*                                  227,481
      13,454   Franklin Bank Corp.*                                         232,082
       9,076   Gramercy Capital Corp.                                       214,103
      21,160   Highland Hospitality Corp.                                   222,392
       4,082   IBERIABANK Corp.                                             218,183
      10,339   Integrity Financial Corp.                                    207,917
       4,135   ITLA Capital Corp.*                                          205,799
      13,937   KNBT Bancorp, Inc.                                           222,574
      25,000   LaBranche & Co., Inc.*                               $       238,500
      10,231   LTC Properties, Inc.                                         209,633
      38,776   Meadowbrook Insurance Group, Inc.*                           212,880
      21,912   Medallion Financial Corp.                                    201,590
      16,381   Mercer Insurance Group, Inc.*                                226,549
      15,280   MortgageIT Holdings, Inc.                                    193,750
       5,827   Navigators Group, Inc.*                                      226,088
      21,429   Nicholas Financial, Inc.                                     220,719
       8,915   NYMAGIC, Inc.                                                218,418
      18,851   Partners Trust Financial Group, Inc.                         219,614
      24,061   Penn Treaty American Corp.*                                  205,481
      24,732   PMA Capital Corp., Class A*                                  219,373
      12,057   Presidential Life Corp.                                      228,118
      15,521   PSB Bancorp, Inc.*                                           208,137
       6,096   Safety Insurance Group, Inc.                                 229,271
      15,199   SCPIE Holdings, Inc.*                                        229,505
      17,884   Sizeler Property Investors, Inc.                             207,812
       9,882   Southwest Bancorp, Inc.                                      231,338
      13,239   SWS Group, Inc.                                              234,463
      11,708   Tarragon Corp.*                                              219,642
       5,747   Taylor Capital Group, Inc.                                   236,432
       8,244   TierOne Corp.                                                232,975
      11,842   United America Indemnity Ltd.
                (Cayman Islands)*                                           227,722
       8,700   United PanAm Financial Corp.*                                193,923
      14,205   Windrose Medical Properties Trust                            215,206
                                                                    ---------------
                                                                         14,506,270
                                                                    ---------------
               HEALTH CARE--9.6%
      19,173   Air Methods Corp.*                                           222,982
      17,831   Albany Molecular Research, Inc.*                             238,935
      88,992   Allos Therapeutics*                                          184,213
       9,587   American Dental Partners, Inc.*                              203,244
      11,520   American Retirement Corp.*                                   220,147
      40,226   AMICAS, Inc.*                                                176,592
      21,939   Arena Pharmaceuticals, Inc.*                                 228,166
      27,740   Arqule, Inc.*                                                198,064
      39,931   BSD Medical Corp.*                                           201,252
      26,021   Capital Senior Living Corp.*                                 207,908
      24,517   Cerus Corp.*                                                 162,548
       8,325   CNS, Inc.                                                    217,033
      11,708   Cross Country Healthcare, Inc.*                              212,734
       8,378   Cutera, Inc.*                                                229,557
      46,215   Encore Medical Corp.*                                        231,537
      90,872   Entremed, Inc.*                                              205,371
      31,472   Five Star Quality Care, Inc.*                                212,121
      44,415   Gene Logic, Inc.*                                            167,889
       7,922   Greatbatch, Inc.*                                            206,447
      28,196   Hanger Orthopedic Group, Inc.*                               173,123
      21,805   HealthTronics, Inc.*                                         198,207
       7,224   Hi-Tech Pharmacal Co., Inc.*                                 271,261
       8,002   Horizon Health Corp.*                                        158,760

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS (CONTINUED)
       7,707   Kendle International, Inc.*                          $       185,585
      17,965   Lifecore Biomedical, Inc.*                                   256,540
       9,157   Medcath Corp.*                                               168,397
      12,702   Merge Technologies, Inc.*                                    293,036
      17,857   Natus Medical, Inc.*                                         292,676
      37,890   Osteotech, Inc.*                                             128,826
      57,923   PainCare Holdings, Inc.*                                     207,944
      15,521   Pediatric Services of America, Inc.*                         241,196
      22,960   Quidel Corp.*                                                266,566
      69,604   Repligen Corp.*                                              257,535
      14,098   Res-Care, Inc.*                                              227,542
      61,011   Rita Medical Systems, Inc.*                                  203,777
      57,600   Savient Pharmaceuticals, Inc.*                               216,000
       8,405   Symbion, Inc.*                                               190,205
       9,748   Vital Images, Inc.*                                          226,641
                                                                    ---------------
                                                                          8,090,557
                                                                    ---------------
               INDUSTRIALS--18.9%
      12,648   AAR Corp.*                                                   201,483
      10,956   Alamo Group, Inc.                                            213,094
       9,640   Allied Defense Group (The), Inc.*                            214,972
       4,672   Ameron International Corp.                                   199,728
       8,110   Amrep Corp.*                                                 212,644
      12,702   Apogee Enterprises, Inc.                                     208,059
       7,653   Astec Industries, Inc.*                                      217,039
      10,580   AZZ, Inc.*                                                   186,314
       5,532   Badger Meter, Inc.                                           182,556
       9,506   Barrett Business Services, Inc.*                             253,810
      15,199   Bowne & Co., Inc.                                            216,130
       4,458   Cascade Corp.                                                217,105
       7,358   CDI Corp.                                                    202,860
       9,748   Celadon Group, Inc.*                                         225,764
       7,922   CIRCOR International, Inc.                                   223,163
       9,184   Columbus McKinnon Corp.*                                     209,579
      24,651   Comfort Systems USA, Inc.                                    209,534
      14,769   Cornell Cos., Inc.*                                          203,221
       5,210   CRA International, Inc.*                                     230,595
      17,804   Cronos Group (The) (Luxembourg)                              210,871
      26,048   Distributed Energy Systems Corp.*                            209,165
       9,882   Dynamic Materials Corp.                                      205,743
       9,989   Eastern (The) Co.                                            214,764
      13,346   Encore Wire Corp.*                                           287,872
      26,853   ENGlobal Corp.*                                              176,961
      10,016   Essex Corp.*                                                 179,988
      23,282   Evergreen Solar, Inc.*                                       192,077
       7,385   First Advantage Corp., Class A*                              193,339
      22,208   Frontier Airlines, Inc.*                                     209,866
      20,704   Frozen Food Express Industries, Inc.*                        233,541
       7,787   Gehl Co.*                                                    178,867
       6,525   Greenbrier Cos. (The), Inc.                                  179,764
      14,796   Hardinge, Inc.                                               247,093
      13,292   Hurco Cos., Inc.                                             236,996
      14,930   Infrasource Services, Inc.*                          $       193,194
       5,854   International Aluminum Corp.                                 237,672
      12,728   International Shipholding Corp.*                             220,194
      10,607   Kaman Corp.                                                  248,522
      21,080   Kforce, Inc.*                                                227,664
      16,381   L.B. Foster Co., Class A*                                    211,315
      12,460   Ladish Co., Inc.*                                            249,075
      11,842   Lamson & Sessions (The) Co.*                                 232,103
       9,211   Layne Christensen Co.*                                       193,892
      11,440   LSI Industries, Inc.                                         205,806
      16,783   Mac-Gray Corp.*                                              201,564
       8,593   Marten Transport Ltd.*                                       228,316
      26,316   Mesa Air Group, Inc.*                                        296,843
       8,325   Michael Baker Corp.*                                         216,866
      22,342   Modtech Holdings, Inc.*                                      226,324
       3,169   Patriot Transportation Holding, Inc.*                        221,291
       6,176   Pico Holdings, Inc.*                                         207,390
       4,592   Preformed Line Products Co.                                  201,543
       7,089   Providence Service Corp.*                                    218,837
      18,260   RailAmerica, Inc.*                                           216,381
      15,172   Republic Airways Holdings, Inc.*                             236,683
       9,667   Robbins & Myers, Inc.                                        208,711
      14,205   Rush Enterprises, Inc., Class A*                             213,927
      18,529   Sea Containers Ltd. (Bermuda)                                207,710
      77,553   Sitel Corp.*                                                 233,435
      10,124   Sourcecorp*                                                  230,321
      28,572   Spherion Corp.*                                              254,290
      14,528   Standard Register (The) Co.                                  220,826
       8,378   Sterling Construction Co., Inc.*                             157,842
       8,942   Sun Hydraulics Corp.                                         198,155
      23,121   Supreme Industries, Inc., Class A                            208,089
      46,215   Synagro Technologies, Inc.                                   203,346
       5,854   Triumph Group, Inc.*                                         203,953
      14,286   TRM Corp.*                                                   193,004
       5,505   Twin Disc, Inc.                                              203,685
       8,593   USA Truck, Inc.*                                             199,444
      58,701   Waste Services, Inc.*                                        219,542
      10,688   Water Pik Technologies, Inc.*                                211,088
      47,316   Westaff, Inc.*                                               223,805
      20,489   World Air Holdings, Inc.*                                    215,135
                                                                    ---------------
                                                                         15,882,340
                                                                    ---------------
               INFORMATION TECHNOLOGY--22.9%
      30,855   24/7 Real Media, Inc.*                                       197,163
      15,011   Actel Corp.*                                                 209,403
      12,890   Agilysys, Inc.                                               192,577
      20,006   American Technical Ceramics Corp.*                           200,060
      10,339   Applied Films Corp.*                                         200,783
      34,641   ASE Test Ltd. (Taiwan)*                                      191,218
      44,765   AsiaInfo Holdings, Inc. (China)*                             172,793
      21,644   Bell Microproducts, Inc.*                                    149,127
      11,359   Brightpoint, Inc.*                                           245,241

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS (CONTINUED)
      26,800   CalAmp Corp.*                                        $       306,861
      29,216   Ciber, Inc.*                                                 186,398
      11,842   Click Commerce, Inc.*                                        216,235
       9,184   Cohu, Inc.                                                   212,701
      15,414   Convera Corp.*                                               168,783
      13,615   Covansys Corp.*                                              217,840
      17,938   CTS Corp.                                                    211,310
       5,988   Diodes, Inc.*                                                217,125
      12,890   DTS, Inc.*                                                   208,818
      14,608   eCollege.com, Inc.*                                          232,413
      42,670   ECtel Ltd. (Israel)*                                         215,057
      21,107   EFJ, Inc.*                                                   209,804
      35,473   Emcore Corp.*                                                196,520
      16,649   ePlus, Inc.*                                                 226,926
      15,494   Exar Corp.*                                                  195,069
      43,529   Exfo Electro-Optical Engineering, Inc.
                (Canada)*                                                   190,222
      12,433   Fargo Electronics, Inc.*                                     234,238
      20,247   Fundtech Ltd. (Israel)*                                      202,875
      60,501   Glenayre Technologies, Inc.*                                 228,089
      51,102   Innovex, Inc.*                                               163,015
      25,860   Integrated Silicon Solutions, Inc.*                          199,639
      48,900   Intellisync Corp.*                                           212,715
      24,651   Internet Capital Group, Inc.*                                210,520
      26,585   Interwoven, Inc.*                                            249,899
      21,053   Intevac, Inc.*                                               192,424
      12,057   Intrado, Inc.*                                               233,182
      20,570   IXYS Corp.*                                                  210,637
      14,313   JDA Software Group, Inc.*                                    231,441
      16,730   Keynote Systems, Inc.*                                       217,992
      31,257   Kopin Corp.*                                                 176,602
      50,753   Lattice Semiconductor Corp.*                                 222,298
      14,635   LeCroy Corp.*                                                224,794
      26,880   Lightbridge, Inc.*                                           217,728
      10,285   LoJack Corp.*                                                195,518
      83,863   Management Network Group, Inc.*                              223,914
      17,723   Mapinfo Corp.*                                               217,816
      13,104   Marchex, Inc., Class B*                                      220,802
      19,925   Mastec, Inc.*                                                203,036
      41,435   McDATA Corp., Class A*                                       199,302
      27,552   Micromuse, Inc.*                                             197,548
      12,890   MRO Software, Inc.*                                          211,138
      18,556   Nanometrics, Inc.*                                           192,055
      54,298   Napster, Inc.*                                               196,559
      12,970   Neoware Systems, Inc.*                                       244,095
      15,602   Newport Corp.*                                               203,450
       8,244   NovAtel, Inc. (Canada)*                                      235,284
      29,995   NU Horizons Electronics Corp.*                               267,256
      40,737   Nuance Communications, Inc.*                                 209,388
      13,803   O2Micro International Ltd.
                (Cayman Islands)*                                           180,819
      20,516   Online Resources Corp.*                              $       246,192
      10,500   Optimal Group, Inc. (Canada)*                                196,035
       8,674   Orckit Communications Ltd. (Israel)*                         185,537
      13,749   OSI Systems, Inc.*                                           228,233
      30,156   PacificNet, Inc. (Hong Kong)*                                248,787
       9,452   PAR Technology Corp.*                                        230,534
      13,078   PDF Solutions, Inc.*                                         194,731
      28,841   Phoenix Technologies Ltd.*                                   171,316
      26,048   PLX Technology, Inc.*                                        195,100
      70,275   Quantum Corp.*                                               212,231
      71,672   Quovadx, Inc.*                                               209,282
      21,053   Radiant Systems, Inc.*                                       239,162
      11,198   RadiSys Corp.*                                               179,952
      15,897   RADVision Ltd. (Israel)*                                     206,661
      93,611   Raindance Communications, Inc.*                              187,222
      21,885   Redback Networks, Inc.*                                      230,011
       5,720   Rofin-Sinar Technologies, Inc.*                              210,839
       7,009   SI International, Inc.*                                      202,350
      34,211   SonicWALL, Inc.*                                             238,109
       9,050   SPSS, Inc.*                                                  206,340
      25,350   Stellent, Inc.*                                              232,460
      37,192   Stratos International, Inc.*                                 189,679
       7,250   Supertex, Inc.*                                              265,640
      17,965   TechTeam Global, Inc.*                                       167,434
      25,108   Tier Technologies, Inc.*                                     201,366
      25,672   Tollgrade Communications, Inc.*                              249,018
      61,709   Triquint Semiconductor, Inc.*                                259,178
      51,102   Tumbleweed Communications Corp.*                             174,769
      19,684   Ulticom, Inc.*                                               207,273
      13,642   Vignette Corp.*                                              226,594
      30,720   webMethods, Inc.*                                            213,811
      14,769   Xyratex Ltd. (Bermuda)*                                      199,972
      14,179   Zygo Corp.*                                                  188,297
                                                                    ---------------
                                                                         19,190,630
                                                                    ---------------
               MATERIALS--4.6%
      12,111   A. Schulman, Inc.                                            247,186
      12,406   AM Castle & Co.*                                             247,252
      11,815   Chesapeake Corp.                                             237,954
      27,740   Empire Resources, Inc.                                       196,954
      74,115   ICO, Inc.                                                    191,958
      10,607   Metals USA, Inc.*                                            220,413
      18,663   Myers Industries, Inc.                                       213,131
       8,378   Northwest Pipe Co.*                                          189,594
       5,827   Novamerican Steel, Inc. (Canada)*                            224,747
      12,433   Olympic Steel, Inc.*                                         221,059
      10,849   Roanoke Electric Steel Corp.                                 237,702
      14,393   Rock-Tenn Co., Class A                                       199,631
      10,204   Ryerson Tull, Inc.                                           206,019
       8,378   Steel Technologies, Inc.                                     219,587
       9,130   Terra Nitrogen Co. LP                                        213,551
      12,916   Universal Stainless & Alloy*                                 192,448

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS (CONTINUED)
      28,169   US Concrete, Inc.*                                   $       171,831
      34,319   Wellman, Inc.                                                224,446
                                                                    ---------------
                                                                          3,855,463
                                                                    ---------------
               TELECOMMUNICATIONS--1.0%
      47,316   @ Road, Inc.*                                                217,654
      44,496   Cogent Communications Group, Inc.*                           233,603
      63,132   SunCom Wireless Holdings, Inc.,
                Class A*                                                    184,977
      23,040   Talk America Holdings, Inc.*                                 222,106
                                                                    ---------------
                                                                            858,340
                                                                    ---------------
               UTILITIES--0.7%
       6,499   American States Water Co.                                    203,679
       9,506   Empire District Electric (The) Co.                           192,021
      32,949   SEMCO Energy, Inc.*                                          197,694
                                                                    ---------------
                                                                            593,394
                                                                    ---------------
               TOTAL INVESTMENTS
               (Cost $86,801,192)--100.0%                                83,860,270
               Liabilities in excess of other assets--(0.0%)                (12,983)
                                                                    ---------------
               NET ASSETS--100.0%                                   $    83,847,287
                                                                    ===============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       09/15/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Financials                             46.9
       Utilities                              10.6
       Materials                              10.3
       Energy                                  7.3
       Consumer Discretionary                  6.6
       Consumer Staples                        6.5
       Health Care                             5.4
       Information Technology                  5.2
       Industrials                             1.2
       Other                                   0.0

     -  COUNTRY OF INCORPORATION (% OF THE FUND'S NET ASSETS)

       Canada                                 21.7
       United Kingdom                         16.0
       Bermuda                                 8.8
       Ireland                                 7.0
       Spain                                   5.5
       Netherlands                             5.0
       South Africa                            4.3
       Brazil                                  4.2
       China                                   3.9
       Germany                                 3.7
       Italy                                   3.4
       Sweden                                  3.3
       Hong Kong                               3.2
       France                                  2.8
       Switzerland                             1.7
       Cayman Islands                          1.3
       Denmark                                 1.2
       Japan                                   1.1
       Peru                                    1.0
       Israel                                  0.6
       India                                   0.3
       Other                                   0.0

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $53.6

SCHEDULE OF INVESTMENTS

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS--100.0%
               CONSUMER DISCRETIONARY--6.6%
      31,534   Thomson (The) Corp.                                  $     1,073,417
      43,456   Volvo AB ADR                                               1,784,739
      14,067   WPP Group PLC ADR                                            692,940
                                                                    ---------------
                                                                          3,551,096
                                                                    ---------------
               CONSUMER STAPLES--6.5%
      29,755   Imperial Tobacco Group PLC ADR                             1,717,459
      42,900   Unilever PLC ADR                                           1,741,740
                                                                    ---------------
                                                                          3,459,199
                                                                    ---------------
               ENERGY--7.3%
      10,446   Eni SpA ADR                                                1,397,152
       4,173   Imperial Oil Ltd.                                            366,515
      30,883   Sasol Ltd. ADR                                               987,638
       9,027   Total SA ADR                                               1,137,583
                                                                    ---------------
                                                                          3,888,888
                                                                    ---------------
               FINANCIALS--46.9%
     112,478   ABN AMRO Holding NV ADR                                    2,670,227
      18,514   ACE Ltd.                                                     964,579
      45,789   Allied Irish Banks PLC ADR                                 1,925,885
     115,134   Banco Santander Central Hispanic SA ADR                    1,461,050
      29,607   Bank of Ireland ADR                                        1,843,036
      33,485   Bank of Montreal                                           1,641,435
      44,591   Bank of Nova Scotia                                        1,622,221
      57,954   Barclays PLC ADR                                           2,296,137
      31,408   Canadian Imperial Bank of Commerce                         1,928,765
      27,055   HSBC Holdings PLC ADR                                      2,130,852
      19,331   PartnerRe Ltd.                                             1,231,771
      25,069   RenaissanceRe Holdings Ltd.                                  948,862
      20,777   Royal Bank of Canada                                       1,469,142
      30,313   Toronto-Dominion Bank (The)                                1,434,108
      24,776   XL Capital Ltd., Class A                                   1,587,151
                                                                    ---------------
                                                                         25,155,221
                                                                    ---------------
               HEALTH CARE--5.4%
      20,625   Fresenius Medical Care AG ADR                                624,938
      17,367   Luxottica Group SpA ADR                                      416,808
      16,454   Novartis AG ADR                                              885,554
      12,523   Novo-Nordisk A/S ADR                                         645,686
       8,377   Teva Pharmaceutical Industries Ltd. ADR                      319,331
                                                                    ---------------
                                                                          2,892,317
                                                                    ---------------
               INDUSTRIALS--1.2%
       8,686   Canadian National Railway Co.                                629,561
                                                                    ---------------
               INFORMATION TECHNOLOGY--5.2%
      11,129   CANON, Inc. ADR                                              590,616
       6,589   Dassault Systemes SA ADR                                     340,585
       2,470   Infosys Technologies Ltd. ADR                                167,960
      75,015   Nam Tai Electronics, Inc.                                  1,699,090
                                                                    ---------------
                                                                          2,798,251
                                                                    ---------------
               MATERIALS--10.3%
      59,211   Aracruz Celulose SA ADR                              $     2,267,782
      20,770   Compania de Minas Buenaventura SA ADR                        535,243
      46,074   Enbridge, Inc.                                             1,414,011
     135,707   Sappi Ltd. ADR                                             1,327,214
                                                                    ---------------
                                                                          5,544,250
                                                                    ---------------
               UTILITIES--10.6%
      37,915   Consolidated Water Co. Ltd.                                  699,153
      45,215   E.ON AG ADR                                                1,365,945
      60,699   Endesa SA ADR                                              1,504,728
      77,654   Huaneng Power International, Inc. ADR                      2,097,435
                                                                    ---------------
                                                                          5,667,261
                                                                    ---------------
               TOTAL INVESTMENTS
               (Cost $55,026,813)--100.0%                                53,586,044
                Other assets less liabilities--0.0%                           7,117
                                                                    ---------------
               NET ASSETS--100.0%                                   $    53,593,161
                                                                    ===============

ADR American Depositary Receipt.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       09/15/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Financials                             50.6
       Health Care                            14.3
       Consumer Discretionary                 10.9
       Consumer Staples                        8.4
       Industrials                             6.2
       Information Technology                  5.8
       Materials                               3.4
       Utilities                               0.2
       Other                                   0.2

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $26.6

SCHEDULE OF INVESTMENTS

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS--99.8%
               CONSUMER DISCRETIONARY--10.9%
       2,268   Applebee's International, Inc.                       $        49,692
       7,874   Harley-Davidson, Inc.                                        389,999
      26,316   Home Depot (The), Inc.                                     1,080,010
       5,411   Leggett & Platt, Inc.                                        108,436
      32,962   McDonald's Corp.                                           1,041,599
       2,488   Pier 1 Imports, Inc.                                          25,676
       4,176   Ross Stores, Inc.                                            112,919
         756   Superior Industries International, Inc.                       15,385
       1,548   Talbots (The), Inc.                                           40,387
       1,693   Wolverine World Wide, Inc.                                    35,468
                                                                    ---------------
                                                                          2,899,571
                                                                    ---------------
               CONSUMER STAPLES--8.4%
       2,638   Alberto-Culver Co.                                           114,516
      18,666   Archer-Daniels-Midland Co.                                   454,890
         342   Courier Corp.                                                 11,201
      17,990   Sysco Corp.                                                  574,061
      23,170   Wal-Mart Stores, Inc.                                      1,096,172
                                                                    ---------------
                                                                          2,250,840
                                                                    ---------------
               FINANCIALS--50.6%
      14,395   AFLAC, Inc.                                                  687,793
      16,460   American International Group, Inc.                         1,066,607
         648   Anchor BanCorp Wisconsin, Inc.                                20,516
       2,732   Arthur J. Gallagher & Co.                                     80,375
         216   BancFirst Corp.                                               17,945
       1,962   Brown & Brown, Inc.                                          106,595
       1,314   Chittenden Corp.                                              37,804
      22,864   Citigroup, Inc.                                            1,046,713
       1,386   City National Corp.                                          101,705
       4,962   Commerce Bancorp, Inc.                                       151,192
         954   Commerce Group, Inc.                                          54,206
         792   Corus Bankshares, Inc.                                        43,481
       1,556   Cullen/Frost Bankers, Inc.                                    82,188
       1,746   CVB Financial Corp.                                           34,414
       3,097   Doral Financial Corp.                                         26,510
       3,762   Eaton Vance Corp.                                             93,636
         648   Essex Property Trust, Inc.                                    58,242
       4,963   Fidelity National Financial, Inc.                            185,914
      15,957   Fifth Third Bancorp                                          640,993
         396   First Bancorp                                                  8,320
         270   First Oak Brook Bancshares, Inc.                               7,155
         432   First State Bancorp.                                           9,638
       1,602   FNB Corp.                                                     28,708
       2,900   Forest City Enterprises, Inc., Class A                       106,981
      16,885   Freddie Mac                                                1,035,895
         897   Glacier Bancorp, Inc.                                         26,444
       8,826   Golden West Financial Corp.                                  518,351
         774   Harleysville National Corp.                                   15,875
         934   Home Properties, Inc.                                         36,286
       1,278   Hudson United Bancorp                                         52,999
         630   Independent Bank Corp.                                        18,012
       3,226   Legg Mason, Inc.                                     $       346,182
       2,507   Liberty Property Trust                                       104,517
       3,222   M&T Bank Corp.                                               346,623
         918   MAF Bancorp, Inc.                                             38,134
      36,092   MBNA Corp.                                                   922,872
         486   MBT Financial Corp.                                            9,113
       1,548   Mercury General Corp.                                         93,577
      13,727   North Fork Bancorp, Inc.                                     347,842
       1,322   Pacific Capital Bancorp                                       47,685
       4,059   People's Bank                                                130,700
       7,668   Popular, Inc.                                                155,354
       2,402   Realty Income Corp.                                           53,493
       1,980   Republic Bancorp, Inc.                                        27,027
       2,862   SEI Investments Co.                                          111,046
       3,084   Sky Financial Group, Inc.                                     86,599
      12,011   SLM Corp.                                                    666,971
       2,140   South Financial Group (The), Inc.                             59,000
         401   Southwest Bancorp, Inc.                                        9,387
       9,413   State Street Corp.                                           519,880
         522   Sterling Bancorp                                              10,169
       8,946   Synovus Financial Corp.                                      245,747
       3,750   T. Rowe Price Group, Inc.                                    245,700
       3,834   TCF Financial Corp.                                          103,901
       4,979   TD Banknorth, Inc.                                           143,345
       1,404   Texas Regional Bancshares, Inc., Class A                      41,179
      27,457   Washington Mutual, Inc.                                    1,087,296
      17,418   Wells Fargo & Co.                                          1,048,563
         936   Westamerica Bancorp                                           49,898
                                                                    ---------------
                                                                         13,453,293
                                                                    ---------------
               HEALTH CARE--14.3%
       1,260   Arrow International, Inc.                                     36,464
       2,286   DENTSPLY International, Inc.                                 126,050
      16,894   Johnson & Johnson                                          1,057,903
      18,243   Medtronic, Inc.                                            1,033,648
         744   Meridian Bioscience, Inc.                                     15,579
      49,286   Pfizer, Inc.                                               1,071,479
      11,578   Stryker Corp.                                                475,508
                                                                    ---------------
                                                                          3,816,631
                                                                    ---------------
               INDUSTRIALS--6.2%
      19,419   Caterpillar, Inc.                                          1,021,245
       4,819   Cintas Corp.                                                 195,507
       3,059   Expeditors International of Washington, Inc.                 185,590
         630   Franklin Electric Co., Inc.                                   27,348
       1,188   Granite Construction, Inc.                                    40,523
         558   LSI Industries, Inc.                                          10,038
         900   Matthews International Corp., Class A                         32,346
         702   McGrath RentCorp                                              20,042
         504   Raven Industries, Inc.                                        15,846
       2,456   Roper Industries, Inc.                                        92,591
                                                                    ---------------
                                                                          1,641,076
                                                                    ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS (CONTINUED)
               INFORMATION TECHNOLOGY--5.8%
      16,569   Automatic Data Processing, Inc.                      $       773,110
       2,629   Jack Henry & Associates, Inc.                                 47,269
       8,810   Linear Technology Corp.                                      292,580
      10,874   Paychex, Inc.                                                421,476
                                                                    ---------------
                                                                          1,534,435
                                                                    ---------------
               MATERIALS--3.4%
       1,337   Albemarle Corp.                                               46,915
       4,483   Nucor Corp.                                                  268,308
       9,248   Praxair, Inc.                                                456,943
       1,944   Sigma-Aldrich Corp.                                          123,833
                                                                    ---------------
                                                                            895,999
                                                                    ---------------
               UTILITIES--0.2%
       1,089   WPS Resources Corp.                                           59,416
                                                                    ---------------
               TOTAL INVESTMENTS
               (Cost $26,482,770)--99.8%                                 26,551,261
               Other assets less liabilities--0.2%                           42,320
                                                                    ---------------
               NET ASSETS--100.0%                                   $    26,593,581
                                                                    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       09/15/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Financials                             32.5
       Consumer Staples                       20.1
       Health Care                            13.6
       Industrials                            12.3
       Energy                                  7.5
       Consumer Discretionary                  7.0
       Telecommunications                      2.2
       Materials                               2.0
       Utilities                               1.3
       Information Technology                  1.2
       Other                                   0.3

     -  PORTFOLIO STATISTICS
       Net Assets ($million): $26.4

SCHEDULE OF INVESTMENTS

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS--99.7%
               CONSUMER DISCRETIONARY--7.0%
         431   Applebees International, Inc.                        $         9,443
         108   Bandag, Inc.                                                   4,590
         288   Cedar Fair, L.P.                                               7,940
          72   Courier Corp.                                                  2,358
         898   Family Dollar Stores, Inc.                                    19,882
       1,349   Gannett Co., Inc.                                             84,528
         952   Genuine Parts Co.                                             42,240
       1,515   Harley-Davidson, Inc.                                         75,038
         126   Haverty Furniture Co.                                          1,542
      11,819   Home Depot, Inc.                                             485,053
         316   John Wiley & Sons, Inc., Class A                              12,387
       1,043   Johnson Controls, Inc.                                        70,976
         287   La-Z-Boy, Inc.                                                 3,398
       1,041   Leggett & Platt, Inc.                                         20,862
       4,305   Lowe's Cos., Inc.                                            261,615
       6,884   McDonald's Corp.                                             217,534
       2,064   McGraw-Hill (The) Cos., Inc.                                 101,012
         126   Media General, Inc., Class A                                   6,647
         269   Meredith Corp.                                                13,423
         467   Pier 1 Imports, Inc.                                           4,819
         808   Ross Stores, Inc.                                             21,848
         764   Sherwin-Williams (The), Co.                                   32,508
         449   Stanley Works (The)                                           21,521
         144   Superior Industries International, Inc.                        2,930
         305   Talbots (The), Inc.                                            7,957
       4,885   Target Corp.                                                 272,046
         611   VF Corp.                                                      31,925
         323   Wolverine World Wide, Inc.                                     6,767
                                                                    ---------------
                                                                          1,842,789
                                                                    ---------------
               CONSUMER STAPLES--20.1%
         503   Alberto-Culver Co.                                            21,835
      11,460   Altria Group, Inc.                                           860,074
       4,289   Anheuser-Busch Cos., Inc.                                    176,964
       3,592   Archer-Daniels-Midland Co.                                    87,537
       2,585   Avon Products, Inc.                                           69,769
         664   Brown-Forman Corp., Class B                                   42,058
         844   Clorox Co.                                                    45,677
      13,179   Coca-Cola (The) Co.                                          563,798
       2,868   Colgate-Palmolive Co.                                        151,889
       2,865   ConAgra Foods, Inc.                                           66,669
       1,327   Hershey (The) Co.                                             75,413
         754   Hormel Foods Corp.                                            23,977
       2,630   Kimberly-Clark Corp.                                         149,489
         180   Lancaster Colony Corp.                                         7,216
         736   McCormick & Co., Inc.                                         22,293
       9,162   PepsiCo, Inc.                                                541,291
      13,591   Procter & Gamble (The) Co.                                   760,960
       4,332   Sara Lee Corp.                                                77,326
         753   SUPERVALU, Inc.                                               23,667
       3,438   Sysco Corp.                                                  109,707
         288   Tootsie Roll Industries, Inc.                        $         8,726
         143   Universal Corp.                                                5,354
      22,986   Wal-Mart Stores, Inc.                                      1,087,469
       5,608   Walgreen Co.                                                 254,771
       1,222   Wm. Wrigley Jr. Co.                                           84,929
                                                                    ---------------
                                                                          5,318,858
                                                                    ---------------
               ENERGY--7.5%
      11,507   Chevron Corp.                                                656,704
      23,274   Exxon Mobil Corp.                                          1,306,603
         287   Helmerich & Payne, Inc.                                       15,900
         179   Holly Corp.                                                   10,310
                                                                    ---------------
                                                                          1,989,517
                                                                    ---------------
               FINANCIALS--32.5%
       2,770   AFLAC, Inc.                                                  132,351
         431   Alfa Corp.                                                     7,232
       3,629   Allstate (The) Corp.                                         191,575
         583   AMBAC Financial Group, Inc.                                   41,329
      14,330   American International Group, Inc.                           928,584
       1,914   AmSouth Bancorp.                                              48,290
         126   Anchor BanCorp Wisconsin, Inc.                                 3,989
         503   Arthur J. Gallagher & Co.                                     14,798
         752   Associated Banc-Corp.                                         23,470
          36   BancFirst Corp.                                                2,991
         431   BancorpSouth, Inc.                                             9,555
      22,160   Bank of America Corp.                                        969,278
         287   Bank of Hawaii Corp.                                          14,746
       3,023   BB&T Corp.                                                   127,994
         377   Brown & Brown, Inc.                                           20,482
          90   Capital City Bank Group, Inc.                                  3,287
         341   CBL & Associates Properties, Inc.                             12,736
         143   Chemical Financial Corp.                                       4,603
         251   Chittenden Corp.                                               7,221
       1,095   Chubb Corp.                                                  101,802
         953   Cincinnati Financial Corp.                                    40,550
      27,935   Citigroup, Inc.                                            1,278,865
         269   City National Corp.                                           19,739
         222   Colonial Properties Trust                                      9,704
         916   Comerica, Inc.                                                52,926
         955   Commerce Bancorp, Inc.                                        29,099
         359   Commerce Bancshares, Inc.                                     19,074
         180   Commerce Group, Inc.                                          10,228
         287   Commercial Net Lease Realty                                    5,562
         162   Community Bank System, Inc.                                    3,848
         126   Community Banks, Inc.                                          3,625
         682   Compass Bancshares, Inc.                                      33,254
         161   Corus Bankshares, Inc.                                         8,839
         287   Cullen/Frost Bankers, Inc.                                    15,159
         341   CVB Financial Corp.                                            6,721
         592   Doral Financial Corp. (Puerto Rico)                            5,068
         790   Duke Realty Corp.                                             26,939
         125   EastGroup Properties, Inc.                                     5,463

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS (CONTINUED)
         718   Eaton Vance Corp.                                    $        17,871
         126   Essex Property Trust, Inc.                                    11,325
       5,345   Fannie Mae                                                   253,994
         287   Federal Realty Investment Trust                               17,407
         951   Fidelity National Financial, Inc.                             35,624
       3,071   Fifth Third Bancorp                                          123,362
          72   First Bancorp                                                  1,513
         162   First Charter Corp.                                            4,129
         377   First Commonwealth Financial Corp.                             4,965
          54   First Community Bancshares, Inc.                               1,637
          72   First Financial Holdings, Inc.                                 2,089
          72   First Indiana Corp.                                            2,517
         107   First Merchants Corp.                                          2,690
         251   First Midwest Bancorp, Inc.                                    9,543
          54   First Oak Brook Bancshares, Inc.                               1,431
          89   First State Bancorporation/NM                                  1,986
         466   FirstMerit Corp.                                              12,288
         305   FNB Corp.                                                      5,466
         556   Forest City Enterprises, Inc., Class A                        20,511
       1,389   Franklin Resources, Inc.                                     122,746
       3,813   Freddie Mac                                                  233,928
         880   Fulton Financial Corp.                                        14,793
       1,292   General Growth Properties, Inc.                               54,884
         179   Glacier Bancorp, Inc.                                          5,277
       1,698   Golden West Financial Corp.                                   99,724
         162   Harleysville Group, Inc.                                       3,937
         144   Harleysville National Corp.                                    2,953
         736   Health Care Property Investors, Inc.                          18,731
         269   Healthcare Realty Trust, Inc.                                 10,179
         197   Hilb, Rogal & Hobbs Co.                                        7,378
         179   Home Properties of New York, Inc.                              6,954
         251   Hudson United Bancorp                                         10,409
         125   Independent Bank Corp.                                         3,574
         161   Irwin Financial Corp.                                          3,360
         738   Jefferson-Pilot Corp.                                         40,501
       2,260   Keycorp                                                       72,862
       1,239   Kimco Realty Corp.                                            36,699
         598   Legg Mason, Inc.                                              64,171
         287   Lexington Corporate Properties Trust                           6,251
         484   Liberty Property Trust                                        20,178
         951   Lincoln National Corp.                                        48,130
         619   M&T Bank Corp.                                                66,592
         323   Macerich (The) Co.                                            20,759
         179   MAF Bancorp, Inc.                                              7,436
       2,956   Marsh & McLennan Cos., Inc.                                   86,167
       1,286   Marshall & Ilsley Corp.                                       55,247
         736   MBIA, Inc.                                                    42,865
       6,946   MBNA Corp.                                                   177,609
          90   MBT Financial Corp.                                            1,688
         431   Mercantile Bankshares Corp.                                   24,291
         305   Mercury General Corp.                                         18,437
         107   Midland (The) Co.                                              4,041
       3,458   National City Corp.                                  $       111,451
         246   National Penn Bancshares, Inc.                                 4,824
       2,621   North Fork Bancorp, Inc.                                      66,416
       1,186   Northern Trust Corp.                                          63,570
         413   Nuveen Investments, Inc.                                      16,714
         377   Old National Bancorp                                           8,260
       1,005   Old Republic International Corp.                              26,040
         251   Pacific Capital Bancorp                                        9,054
          72   Park National Corp.                                            7,792
         772   People's Bank                                                 24,858
          54   Peoples Bancorp, Inc.                                          1,552
       1,471   Popular, Inc. (Puerto Rico)                                   29,802
       1,080   Progressive (The) Corp.                                      125,075
       1,339   ProLogis                                                      57,577
         377   Protective Life Corp.                                         16,528
         462   Realty Income Corp.                                           10,289
         341   Regency Centers Corp.                                         18,983
       2,507   Regions Financial Corp.                                       81,603
         377   Republic Bancorp, Inc.                                         5,146
         143   RLI Corp.                                                      7,686
         144   S&T Bancorp, Inc.                                              5,358
         556   SEI Investments Co.                                           21,573
         252   Shurgard Storage Center, Inc.                                 14,220
         574   Sky Financial Group, Inc.                                     16,118
       2,311   SLM Corp.                                                    128,330
         413   South Financial Group (The), Inc.                             11,386
          72   Southwest Bancorp, Inc./OK                                     1,686
       3,730   St. Paul Travelers (The) Cos., Inc.                          167,962
         216   State Auto Financial Corp.                                     7,115
       1,796   State Street Corp.                                            99,193
         107   Sterling Bancorp                                               2,084
         251   Sterling Bancshares, Inc.                                      3,712
         161   Sterling Financial Corp.                                       3,387
         107   Sun Communities, Inc.                                          3,261
       1,995   SunTrust Banks, Inc.                                         144,598
         252   Susquehanna Bancshares, Inc.                                   5,819
       1,705   Synovus Financial Corp.                                       46,836
         705   T. Rowe Price Group, Inc.                                     46,192
         170   Tanger Factory Outlet Centers                                  4,571
         736   TCF Financial Corp.                                           19,946
         951   TD Banknorth, Inc.                                            27,379
         269   Texas Regional Bancshares, Inc., Class A                       7,890
         359   Transatlantic Holdings, Inc.                                  20,786
         305   Trustmark Corp.                                                8,552
         233   United Bankshares, Inc.                                        8,505
         754   United Dominion Realty Trust, Inc.                            16,686
          71   Universal Health Realty Income Trust                           2,311
         610   Valley National Bancorp                                       14,786
         484   Washington Federal, Inc.                                      11,127
       5,508   Washington Mutual, Inc.                                      218,117
         233   Washington Real Estate Investment Trust                        6,955
          72   Washington Trust Bancorp, Inc.                                 2,033

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS (CONTINUED)
         288   Webster Financial Corp.                              $        13,297
         485   Weingarten Realty Investors                                   17,247
       9,272   Wells Fargo & Co.                                            558,174
         126   WesBanco, Inc.                                                 3,868
          36   Wesco Financial Corp.                                         12,483
         179   Westamerica Bancorp                                            9,542
         341   Whitney Holding Corp.                                          9,207
         377   Wilmington Trust Corp.                                        14,292
                                                                    ---------------
                                                                          8,593,879
                                                                    ---------------
               HEALTH CARE--13.6%
       8,583   Abbott Laboratories                                          369,498
         251   Arrow International, Inc.                                      7,264
         341   Beckman Coulter, Inc.                                         16,798
       1,382   Becton Dickinson & Co.                                        70,137
         575   C. R. Bard, Inc.                                              35,869
         437   DENTSPLY International, Inc.                                  24,096
       6,261   Eli Lilly & Co.                                              311,735
         341   Hillenbrand Industries                                        15,710
      16,426   Johnson & Johnson                                          1,028,597
       6,687   Medtronic, Inc.                                              378,885
      12,124   Merck & Co., Inc.                                            342,139
         126   Meridian Bioscience, Inc.                                      2,638
      40,699   Pfizer, Inc.                                                 884,796
       2,228   Stryker Corp.                                                 91,504
         179   West Pharmaceutical Services, Inc.                             4,292
                                                                    ---------------
                                                                          3,583,958
                                                                    ---------------
               INDUSTRIALS--12.3%
       4,225   3M Co.                                                       321,015
         162   A.O. Smith Corp.                                               5,246
         269   ABM Industries, Inc.                                           5,321
         610   Avery Dennison Corp.                                          34,557
         143   Banta Corp.                                                    7,199
         269   Brady Corp., Class A                                           7,739
         287   Briggs & Stratton Corp.                                        9,178
         169   Carlisle Companies, Inc.                                      11,271
       3,737   Caterpillar, Inc.                                            196,528
         934   Cintas Corp.                                                  37,892
         287   Clarcor, Inc.                                                  7,893
       1,676   Danaher Corp.                                                 87,320
       1,113   Dover Corp.                                                   43,385
       2,263   Emerson Electric Co.                                         157,392
         579   Expeditors International of Washington, Inc.                  35,128
         125   Franklin Electric Co., Inc.                                    5,426
       1,088   General Dynamics Corp.                                       126,534
      38,698   General Electric Co.                                       1,312,248
         233   Granite Construction, Inc.                                     7,948
         233   Harsco Corp.                                                  14,970
         305   HNI Corp.                                                     14,915
       1,577   Illinois Tool Works, Inc.                                    133,667
         108   LSI Industries, Inc.                                           1,943
       2,355   Masco Corp.                                                   67,118
         179   Matthews International Corp., Class A                $         6,433
         143   McGrath RentCorp                                               4,083
         198   Mine Safety Appliances Co.                                     8,294
          45   NACCO Industries, Inc., Class A                                5,225
         198   Nordson Corp.                                                  7,360
         653   Parker-Hannifin Corp.                                         40,930
         556   Pentair, Inc.                                                 18,064
       1,257   Pitney Bowes, Inc.                                            52,895
       1,167   R. R. Donnelley & Sons Co.                                    40,868
         107   Raven Industries, Inc.                                         3,364
         467   Roper Industries, Inc.                                        17,606
       1,597   ServiceMaster (The) Co.                                       20,090
         216   Teleflex, Inc.                                                14,297
          54   Tennant Co.                                                    2,352
         386   TEPPCO Partners, L.P.                                         15,093
       5,625   United Technologies Corp.                                    288,449
         107   Universal Forest Products, Inc.                                5,921
         502   W.W. Grainger, Inc.                                           33,624
                                                                    ---------------
                                                                          3,236,781
                                                                    ---------------
               INFORMATION TECHNOLOGY--1.2%
       3,168   Automatic Data Processing, Inc.                              147,819
         395   Diebold, Inc.                                                 14,275
         503   Jack Henry & Associates, Inc.                                  9,044
       1,695   Linear Technology Corp.                                       56,291
       2,093   Paychex, Inc.                                                 81,125
                                                                    ---------------
                                                                            308,554
                                                                    ---------------
               MATERIALS--2.0%
       1,245   Air Products & Chemicals, Inc.                                71,264
         252   Albemarle Corp.                                                8,843
         197   AptarGroup, Inc.                                              10,084
         592   Bemis Co., Inc.                                               15,641
       1,400   Ecolab, Inc.                                                  46,312
         161   H.B. Fuller Co.                                                4,825
         252   Martin Marietta Materials, Inc.                               19,885
         197   Myers Industries, Inc.                                         2,250
         879   Nucor Corp.                                                   52,608
         934   PPG Industries, Inc.                                          56,012
       1,756   Praxair, Inc.                                                 86,763
       1,221   Rohm & Haas Co.                                               53,150
         646   RPM International, Inc.                                       12,029
         377   Sigma-Aldrich Corp.                                           24,015
         539   Sonoco Products Co.                                           15,254
         574   Valspar Corp.                                                 12,657
         557   Vulcan Materials Co.                                          36,205
                                                                    ---------------
                                                                            527,797
                                                                    ---------------
               TELECOMMUNICATIONS--2.2%
       1,808   ALLTEL Corp.                                                 111,843
         718   CenturyTel, Inc.                                              23,500
      18,244   SBC Communications, Inc.                                     435,119
         628   Telephone & Data Systems, Inc.                                23,751
                                                                    ---------------
                                                                            594,213
                                                                    ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS (CONTINUED)
               UTILITIES--1.3%
          90   American States Water Co.                            $         2,821
         521   Aqua America, Inc.                                            17,651
         431   Atmos Energy Corp.                                            11,335
         179   Black Hills Corp.                                              7,441
         107   California Water Service Group                                 3,825
       1,329   Consolidated Edison, Inc.                                     60,469
         395   Energen Corp.                                                 14,852
         646   MDU Resources Group, Inc.                                     21,299
         108   MGE Energy, Inc.                                               3,828
         466   National Fuel Gas Co.                                         14,045
         234   Nicor, Inc.                                                    9,173
         161   Otter Tail Corp.                                               4,806
         215   Peoples Energy Corp.                                           7,998
         413   Piedmont Natural Gas Co., Inc.                                 9,772
         539   Pinnacle West Capital Corp.                                   22,509
       1,364   Progress Energy, Inc.                                         59,457
         467   Questar Corp.                                                 36,776
         574   UGI Corp.                                                     13,546
         413   Vectren Corp.                                                 11,213
         269   WGL Holdings, Inc.                                             8,361
         215   WPS Resources Corp.                                           11,730
                                                                    ---------------
                                                                            352,907
                                                                    ---------------
               TOTAL INVESTMENTS
               (Cost $26,537,326)--99.7%                                 26,349,253
               Other assets less liabilities--0.3%                           92,256
                                                                    ---------------
               NET ASSETS--100.0%                                   $    26,441,509
                                                                    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC OIL & Gas Services Portfolio
OCTOBER 31, 2005 (UNAUDITED)

     -  Inception Date

       10/26/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Energy                                 91.8
       Industrials                             8.2
       Other                                  (0.0)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $33.2

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS--100.0%
               ENERGY--91.8%
      27,260   Baker Hughes, Inc.                                   $     1,498,210
      50,900   BJ Services Co.                                            1,768,774
      15,540   Cal Dive International, Inc.*                                956,332
      11,920   Cooper Cameron Corp.                                         878,862
      27,380   Diamond Offshore Drilling, Inc.                            1,545,875
      21,100   Dril-Quip, Inc.*                                             862,990
      21,300   ENSCO International, Inc.                                    971,067
      77,600   Global Industries Ltd.*                                      986,296
      24,500   Grant Prideco, Inc.*                                         952,805
     114,660   Grey Wolf, Inc.*                                             880,589
      26,440   Halliburton Co.                                            1,562,604
      14,840   Helmerich & Payne, Inc.                                      822,136
      13,560   Hydril*                                                      899,570
      19,860   Lufkin Industries, Inc.                                      923,490
      25,960   National-Oilwell Varco, Inc.*                              1,621,720
      22,160   Noble Corp.                                                1,426,661
      26,840   Oil States International, Inc.*                              888,404
     112,020   Parker Drilling Co.*                                         990,257
      26,020   Patterson-UTI Energy, Inc.                                   888,063
      55,600   Pioneer Drilling Co.*                                        952,428
      41,280   RPC, Inc.                                                  1,133,549
      18,440   Schlumberger Ltd.                                          1,673,798
      42,020   Superior Energy Services, Inc.*                              856,368
      27,540   Todco, Class A                                             1,232,415
      26,900   Transocean, Inc.*                                          1,546,481
      17,160   Unit Corp.*                                                  899,184
      26,520   Veritas DGC, Inc.*                                           854,209
                                                                    ---------------
                                                                         30,473,137
                                                                    ---------------
               INDUSTRIALS--8.2%
      29,300   Gulfmark Offshore, Inc.*                                     836,222
      33,260   McDermott International, Inc.*                             1,208,336
      14,320   Overseas Shipholding Group, Inc.                             681,632
                                                                    ---------------
                                                                          2,726,190
                                                                    ---------------
               TOTAL INVESTMENTS
               (Cost $30,571,125)--100.0%                                33,199,327
               Liabilities in excess of other assets--(0.0%)                   (233)
                                                                    ---------------
               NET ASSETS--100.0%                                   $    33,199,094
                                                                    ===============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC INSURANCE PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       10/26/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Financials                             100.0
       Other                                   (0.0)

     -  COUNTRY OF INCORPORATION (% OF THE FUND'S NET ASSETS)

       United States                          97.4
       Bermuda                                 2.6
       Other                                  (0.0)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $4.8

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC INSURANCE PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS--100.0%
               FINANCIALS--100.0%
       5,055   AFLAC, Inc.                                          $       241,528
       2,913   Allmerica Financial Corp.*                                   110,985
       3,810   Allstate (The) Corp.                                         201,130
       3,609   American Financial Group, Inc.                               123,356
       2,550   Chubb Corp.                                                  237,074
       2,097   Commerce Group, Inc.                                         119,152
       5,799   Conseco, Inc.*                                               117,720
       2,598   Delphi Financial Group, Inc., Class A                        121,690
       3,465   Fidelity National Financial, Inc.                            129,799
       2,973   First American Corp.                                         130,277
       2,973   Hartford Financial Services Group, Inc.                      237,097
       6,315   Horace Mann Educators Corp.                                  122,574
       2,535   Loews Corp.                                                  235,704
       4,542   MetLife, Inc.                                                224,420
       3,159   Nationwide Financial Services, Inc., Class A                 127,592
       4,950   Ohio Casualty Corp.                                          135,036
       1,956   PartnerRe Ltd. (Bermuda)                                     124,636
       2,769   ProAssurance Corp.*                                          129,589
       2,301   Progressive (The) Corp.                                      266,479
       2,943   Protective Life Corp.                                        129,021
       3,459   Prudential Financial, Inc.                                   251,781
       2,679   RLI Corp.                                                    143,996
       3,486   Safety Insurance Group, Inc.                                 131,108
       2,568   Selective Insurance Group, Inc.                              141,009
       1,494   StanCorp Financial Group, Inc.                               137,597
       4,179   State Auto Financial Corp.                                   137,656
       3,951   UICI                                                         142,710
       3,048   United Fire & Casualty Co.                                   137,221
       3,372   W. R. Berkley Corp.                                          147,356
       2,928   Zenith National Insurance Corp.                              131,819
                                                                    ---------------
               TOTAL INVESTMENTS
               (Cost $4,537,419)--100.0%                                  4,767,112
               Liabilities in excess of other assets--(0.0%)                   (197)
                                                                    ---------------
               NET ASSETS--100.0%                                   $     4,766,915
                                                                    ===============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC RETAIL PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       10/26/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Consumer Discretionary                 83.2
       Consumer Staples                       16.8
       Other                                  (0.0)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $30.9

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC RETAIL PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS--100.0%
               CONSUMER DISCRETIONARY--83.2%
      37,420   Aaron Rents, Inc.                                    $       737,174
      20,940   Advance Auto Parts, Inc.*                                    785,250
      31,080   American Eagle Outfitters, Inc.                              731,934
      41,760   AutoNation, Inc.*                                            830,189
      22,940   Barnes & Noble, Inc.                                         829,510
      34,020   Best Buy Co., Inc.                                         1,505,725
      46,120   Cato (The) Corp.                                             921,478
      75,220   Charming Shoppes, Inc.*                                      842,464
      36,240   Claire's Stores, Inc.                                        944,052
      33,700   Conn's, Inc.*                                                986,399
      37,780   Copart, Inc.*                                                883,674
      50,980   CSK Auto Corp.*                                              771,327
      82,480   Gap (The), Inc.                                            1,425,254
      35,160   Genuine Parts Co.                                          1,560,049
      39,320   Home Depot, Inc.                                           1,613,693
      30,860   J. C. Penney Co., Inc.                                     1,580,032
      26,360   Men's Wearhouse (The), Inc.*                                 651,092
      47,620   Nordstrom, Inc.                                            1,650,034
      30,120   O'Reilly Automotive, Inc.*                                   849,384
      45,580   Payless ShoeSource, Inc.*                                    837,305
      42,600   Rent-A-Center, Inc.*                                         767,652
      34,860   ShopKo Stores, Inc.*                                         999,436
      26,120   Sports Authority (The), Inc.*                                727,181
      70,260   Staples, Inc.                                              1,597,010
      36,380   Stein Mart, Inc.                                             667,573
                                                                    ---------------
                                                                         25,694,871
                                                                    ---------------
               CONSUMER STAPLES--16.8%
      30,360   7-Eleven, Inc.*                                            1,135,768
      22,080   Buckle (The), Inc.                                           813,427
      80,480   Kroger (The) Co.*                                          1,601,552
      20,440   Longs Drug Stores Corp.                                      852,552
      24,940   SUPERVALU, Inc.                                              783,864
                                                                    ---------------
                                                                          5,187,163
                                                                    ---------------
               TOTAL INVESTMENTS
               (Cost $30,093,713)--100.0%                                30,882,034
               Liabilities in excess of other assets--(0.0%)                 (3,545)
                                                                    ---------------
               NET ASSETS--100.0%                                   $    30,878,489
                                                                    ===============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  Inception Date

       10/26/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Consumer Discretionary                 43.7
       Industrials                            34.4
       Materials                              21.9
       Other                                  (0.0)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $4.6

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS--100.0%
               CONSUMER DISCRETIONARY--43.7%
       2,616   Brookfield Homes Corp.                               $       131,035
       1,677   Building Material Holding Corp.                              142,562
       6,717   D.R. Horton, Inc.                                            206,145
       5,802   Home Depot, Inc.                                             238,113
      13,293   Interface, Inc.*                                             102,622
       3,297   KB HOME                                                      215,459
       3,657   Lowe's Cos., Inc.                                            222,236
         150   NVR, Inc.*                                                   102,825
       1,812   Ryland Group, Inc.                                           121,948
       3,654   SCP Pool Corp.                                               131,434
       3,015   Standard Pacific Corp.                                       116,319
       4,947   Toll Brothers, lnc.*                                         182,594
         927   William Lyon Homes, Inc.*                                    110,174
                                                                    ---------------
                                                                          2,023,466
                                                                    ---------------
               INDUSTRIALS--34.4%
       5,175   American Standard Cos., Inc.                                 196,856
       3,084   Cascade Corp.                                                150,191
       4,320   Caterpillar, Inc.                                            227,188
       2,328   EMCOR Group, Inc.*                                           142,008
       2,202   Jacobs Engineering Group, Inc.*                              140,378
       4,107   JLG Industries, Inc.                                         157,545
       5,250   Lennox International, Inc.                                   146,423
       2,748   Manitowoc Co.                                                146,221
       2,682   Terex Corp.*                                                 147,430
       3,105   Walter Industries, Inc.                                      141,805
                                                                    ---------------
                                                                          1,596,045
                                                                    ---------------
               MATERIALS--21.9%
       1,254   Eagle Materials, Inc.                                        133,538
       2,535   Florida Rock Industries, Inc.                                144,242
       7,449   Georgia-Pacific Corp.                                        242,316
       1,956   Lafarge North America, Inc.                                  118,358
       5,193   Louisiana-Pacific Corp.                                      129,461
       2,436   Texas Industries, Inc.                                       120,826
       2,091   USG Corp.*                                                   123,620
                                                                    ---------------
                                                                          1,012,361
                                                                    ---------------
               TOTAL INVESTMENTS
               (Cost $4,511,814)--100.0%                                  4,631,872
               Liabilities in excess of other assets--(0.0%)                   (915)
                                                                    ---------------
               NET ASSETS--100.0%                                   $     4,630,957
                                                                    ===============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC UTILITIES PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       10/26/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Utilities                              99.9
       Other                                   0.1

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $4.7

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC UTILITIES PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS--99.9%
               UTILITIES--99.9%
       8,466   AES (The) Corp.*                                     $       134,525
       4,578   Allegheny Energy, Inc.*                                      129,374
       2,922   Allete, Inc.                                                 128,597
       6,558   American Electric Power Co., Inc.                            248,941
       3,405   Black Hills Corp.                                            141,546
       9,525   CenterPoint Energy, Inc.                                     126,111
       5,850   Cleco Corp.                                                  124,020
       8,229   CMS Energy Corp.*                                            122,694
       2,262   Constellation Energy Group, Inc.                             123,958
       4,926   DPL, Inc.                                                    126,943
       8,376   Duke Energy Corp.                                            221,796
       7,242   Duquesne Light Holdings, Inc.                                120,869
       5,559   Edison International                                         243,262
       3,126   Entergy Corp.                                                221,071
       3,660   Equitable Resources, Inc.                                    141,459
       4,617   Exelon Corp.                                                 240,223
       4,791   FirstEnergy Corp.                                            227,573
       4,269   Great Plains Energy, Inc.                                    122,563
       3,480   KeySpan Corp.                                                120,304
       5,553   NiSource, Inc.                                               131,328
       4,359   NorthWestern Corp.                                           129,680
       3,996   ONEOK, Inc.                                                  114,845
       4,431   Otter Tail Corp.                                             132,265
       5,808   Pepco Holdings, Inc.                                         124,814
       6,498   PG&E Corp.                                                   236,397
       5,517   Piedmont Natural Gas Co., Inc.                               130,532
       7,737   PPL Corp.                                                    242,478
       3,171   SCANA Corp.                                                  125,794
       2,994   Sempra Energy                                                132,634
       3,411   Wisconsin Energy Corp.                                       129,038
                                                                    ---------------
               TOTAL INVESTMENTS
               (Cost $4,539,240)--99.9%                                   4,695,634
               Other assets less liabilities--0.1%                            2,788
                                                                    ---------------
               NET ASSETS--100.0%                                   $     4,698,422
                                                                    ===============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES DYNAMIC ENERGY EXPLORATION & Production Portfolio
OCTOBER 31, 2005 (UNAUDITED)

     -  INCEPTION DATE

       10/26/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Energy                                 100.0
       Other                                    0.0

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $40.7

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS--100.0%
               ENERGY--100.0%
       8,750   Amerada Hess Corp.                                   $     1,094,625
      22,500   Anadarko Petroleum Corp.                                   2,040,975
      23,875   Atlas America, Inc.*                                       1,112,575
      29,225   Burlington Resources, Inc.                                 2,110,629
      26,100   Cabot Oil & Gas Corp.                                      1,195,119
      37,975   Chesapeake Energy Corp.                                    1,218,998
      31,625   ConocoPhillips                                             2,067,643
      24,225   Denbury Resources, Inc.*                                   1,056,937
      33,925   Devon Energy Corp.                                         2,048,392
      29,075   Energen Corp.                                              1,093,220
      32,350   EOG Resources, Inc.                                        2,192,682
      33,500   Exxon Mobil Corp.                                          1,880,690
      24,875   Forest Oil Corp.*                                          1,086,540
      34,200   Frontier Oil Corp.                                         1,261,296
      26,100   Giant Industries, Inc.*                                    1,492,659
      12,400   Kerr-McGee Corp.                                           1,054,496
      20,225   Murphy Oil Corp.                                             947,541
      25,250   Noble Energy, Inc.                                         1,011,263
      25,025   Occidental Petroleum Corp.                                 1,973,972
      20,875   Penn Virginia Corp.                                        1,134,765
      19,425   Pogo Producing Co.                                           980,963
      33,900   St. Mary Land & Exploration Co.                            1,152,939
      20,200   Stone Energy Corp.*                                          927,180
      16,850   Sunoco, Inc.                                               1,255,325
      24,300   Swift Energy Co.*                                          1,060,938
      20,725   Tesoro Corp.                                               1,267,334
      21,900   Valero Energy Corp.                                        2,304,755
      29,675   Vintage Petroleum, Inc.                                    1,539,836
      50,850   Williams (The) Cos., Inc.                                  1,133,955
                                                                    ---------------
               TOTAL INVESTMENTS
               (Cost $37,912,203)--100.0%                                40,698,242
               Other assets less liabilities--0.0%                            5,262
                                                                    ---------------
               NET ASSETS--100.0%                                   $    40,703,504
                                                                    ===============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES LUX NANOTECH PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

     -  Inception Date

       10/26/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Health Care                            30.8
       Information Technology                 29.7
       Materials                              22.1
       Consumer Discretionary                  6.9
       Industrials                             6.0
       Financials                              4.5
       Other                                  (0.0)

     -  COUNTRY OF INCORPORATION (% OF THE FUND'S NET ASSETS)

       United States                          77.3
       Ireland                                 4.7
       France                                  4.7
       Canada                                  4.3
       United Kingdom                          3.4
       Germany                                 2.9
       Japan                                   2.7
       Other                                  (0.0)

     -  PORTFOLIO STATISTICS

       Net Assets ($million): $30.0

SCHEDULE OF INVESTMENTS

POWERSHARES LUX NANOTECH PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS--100.0%
               CONSUMER DISCRETIONARY--6.9%
      28,340   General Motors Corp.                                 $       776,516
     408,600   Westaim (The), Corp. (Canada)*                             1,295,262
                                                                    ---------------
                                                                          2,071,778
                                                                    ---------------
               FINANCIALS--4.5%
     122,580   Harris & Harris Group, Inc.*                               1,358,186
                                                                    ---------------
               HEALTH CARE--30.8%
     213,420   Accelrys, Inc.*                                            1,395,767
      30,900   American Pharmaceutical Partners, Inc.*                    1,330,245
     422,300   BioSante Pharmaceuticals, Inc.*                            1,266,900
     172,700   Elan Corp. PLC ADR (Ireland)*                              1,424,775
      78,480   Flamel Technologies ADR (France)*                          1,398,514
     370,360   Immunicon Corp.*                                           1,429,218
     148,940   SkyePharma PLC ADR (United Kingdom)*                       1,008,324
                                                                    ---------------
                                                                          9,253,743
                                                                    ---------------
               INDUSTRIALS--6.0%
      11,920   3M Co.                                                       905,682
      25,920   General Electric Co.                                         878,947
                                                                    ---------------
                                                                          1,784,629
                                                                    ---------------
               INFORMATION TECHNOLOGY--29.7%
     577,140   Altair Nanotechnologies, Inc.*                             1,281,251
     184,680   Cambridge Display Technology, Inc.*                        1,063,757
      71,280   FEI Co.*                                                   1,347,192
      30,740   Hewlett-Packard Co.                                          861,950
      11,180   International Business Machines Corp.                        915,418
     161,200   NEC Corp. ADR (Japan)                                        804,388
      91,660   NVE Corp.*                                                 1,252,992
      87,720   Veeco Instruments, Inc.*                                   1,393,871
                                                                    ---------------
                                                                          8,920,819
                                                                    ---------------
               MATERIALS--22.1%
      15,820   Air Products & Chemicals, Inc.                               905,537
      11,960   BASF AG ADR (Germany)                                        861,000
      22,700   El Du Pont de Nemours & Co.                                  946,363
      36,900   Headwaters, Inc.*                                          1,174,896
     227,820   Nanophase Technologies Corp.*                              1,250,732
      55,800   Symyx Technologies*                                        1,492,092
                                                                    ---------------
                                                                          6,630,620
                                                                    ---------------
               TOTAL INVESTMENTS
               (Cost $30,110,719)--100.0%                                30,019,775
               Liabilities in excess of other assets--(0.0%)                 (3,894)
                                                                    ---------------
               NET ASSETS--100.0%                                   $    30,015,881
                                                                    ===============

ADR American Depositary Receipt.
*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO SUMMARY

POWERSHARES AEROSPACE & Defense Portfolio
OCTOBER 31, 2005 (UNAUDITED)

     -  Inception Date

       10/26/05

     -  SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

       Industrials                            65.3
       Information Technology                 16.9
       Consumer Discretionary                 14.6
       Materials                               1.9
       Telecommunications                      1.3
       Other                                  (0.0)

     -  COUNTRY OF INCORPORATION (% OF THE FUND'S NET ASSETS)

       United States                          97.3
       Cayman Islands                          2.7
       Other                                  (0.0)

     -  PORTFOLIO STATISTICS
       Net Assets ($million): $4.5

SCHEDULE OF INVESTMENTS

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO
OCTOBER 31, 2005 (UNAUDITED)

  NUMBER
 OF SHARES                                                               VALUE
------------                                                        ---------------
               COMMON STOCKS--100.0%
               CONSUMER DISCRETIONARY--14.6%
      13,887   DIRECTV Group (The), Inc.*                           $       197,473
       6,396   EchoStar Communications Corp., Class A*                      171,861
      25,620   Sirius Satellite Radio, Inc.*                                159,869
       4,281   XM Satellite Radio Holdings, Inc., Class A*                  123,421
                                                                    ---------------
                                                                            652,624
                                                                    ---------------
               INDUSTRIALS--65.3%
         717   Alliant Techsystems, Inc.*                                    50,348
         384   ARGON ST, Inc.*                                               10,176
         666   Armor Holdings, Inc.*                                         29,777
       4,959   Boeing Co.                                                   320,549
         474   Ceradyne, Inc.*                                               18,581
         516   Cubic Corp.                                                    8,468
         537   DRS Technologies, Inc.                                        26,453
         390   EDO Corp.                                                     11,271
         807   Engineered Support Systems, Inc.                              32,643
         411   Essex Corp.*                                                   7,386
         489   Esterline Technologies Corp.*                                 18,411
       1,056   GenCorp, Inc.*                                                19,367
       1,920   General Dynamics Corp.                                       223,296
       2,346   Goodrich Corp.                                                84,620
         276   Herley Industries, Inc.*                                       4,667
       8,172   Honeywell International, Inc.                                279,481
       1,644   ITT Industries, Inc.                                         167,030
         282   KVH Industries, Inc.*                                          2,606
       2,307   L-3 Communications Holdings, Inc.                            179,531
       4,242   Lockheed Martin Corp.                                        256,896
         744   Moog, Inc., Class A*                                          22,060
         303   MTC Technologies, Inc.*                                        9,790
       3,876   Northrop Grumman Corp.                                       207,947
       1,038   Orbital Sciences Corp.*                                       12,072
       1,416   Oshkosh Truck Corp.                                           61,681
       2,565   Precision Castparts Corp.                                    121,478
       5,580   Raytheon Co.                                                 206,181
       3,408   Rockwell Collins, Inc.                                       156,155
       1,185   Taser International, Inc.*                                     7,288
         642   Teledyne Technologies, Inc.*                                  22,637
         225   United Industrial Corp.                                        7,940
       6,351   United Technologies Corp.                                    325,679
                                                                    ---------------
                                                                          2,912,465
                                                                    ---------------
               INFORMATION TECHNOLOGY--16.9%
       3,135   Andrew Corp.*                                                 33,294
         714   Anteon International Corp.*                                   32,273
         222   Applied Signal Technology, Inc.                                3,810
         732   CACI International, Inc., Class A*                            39,923
       1,782   Cogent, Inc.*                                                 47,312
       3,564   Computer Sciences Corp.*                                     182,656
       1,344   Flir Systems, Inc.*                                           28,170
       2,079   Garmin Ltd. (Cayman Islands)                                 119,397
       2,571   Harris Corp.                                                 105,668
         555   Intergraph Corp.*                                             26,851
         636   Mantech International Corp.*                         $        17,617
         405   Mercury Computer Systems, Inc.*                                7,691
         315   OSI Systems, Inc.*                                             5,229
         483   SafeNet, Inc.*                                                16,021
         216   SI International, Inc.*                                        6,236
       1,053   SRA International, Inc., Class A*                             34,559
       1,035   Trimble Navigation Ltd.*                                      29,880
         519   Viasat, Inc.*                                                 12,866
         930   Viisage Technology, Inc.*                                      4,278
                                                                    ---------------
                                                                            753,731
                                                                    ---------------
               MATERIALS--1.9%
       2,106   Ball Corp.                                                    82,913
                                                                    ---------------
               TELECOMMUNICATIONS--1.3%
       2,364   PanAmSat Holding Corp.                                        56,429
                                                                    ---------------
               TOTAL INVESTMENTS
               (Cost $4,470,862)--100.0%                                  4,458,162
               Liabilities in excess of other assets--(0.0%)                   (805)
                                                                    ---------------
               NET ASSETS--100.0%                                   $     4,457,357
                                                                    ===============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank

STATEMENTS OF ASSETS AND LIABILITIES

POWERSHARES EXCHANGE TRADED FUNDS
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                                   POWERSHARES
                                                                                               POWERSHARES      HIGH YIELD EQUITY
                                                              POWERSHARES     POWERSHARES     GOLDEN DRAGON          DIVIDEND
                                                            DYNAMIC MARKET    DYNAMIC OTC    HALTER USX CHINA      ACHIEVERS(TM)
                                                               PORTFOLIO       PORTFOLIO        PORTFOLIO           PORTFOLIO
                                                            --------------   -------------   ----------------   -----------------
ASSETS:
  Investments at value, (Cost $512,474,411, $127,710,420,
    $69,320,644, $471,249,399, $180,481,175, $43,173,867,
    $29,120,857, $24,959,853, $18,678,004, $18,980,640,
    $28,745,674, respectively)                              $  537,408,481   $ 133,541,119   $     65,925,931   $     464,927,861
  Cash                                                                  --              --                 --              34,306
  Receivables:
    Investments sold                                                    --              --                 --          24,055,301
    Capital stock sold                                                  --              --                 --          16,325,125
    Dividends                                                      277,469           1,481                 --           1,488,507
    Interest                                                         1,161             239                353               1,442
    Due from Advisor                                                    --              --                 --                  --
                                                            --------------   -------------   ----------------   -----------------
    TOTAL ASSETS                                               537,687,111     133,542,839         65,926,284         506,832,542
                                                            --------------   -------------   ----------------   -----------------

LIABILITIES:
  Due to custodian                                                     456           3,056                242                  --
  Payables:
    Investments purchased                                               --              --                 --          25,369,187
    Capital stock purchased                                             --              --                 --          16,325,125
  Accrued net advisory fees                                        440,806          56,207              7,654             256,934
  Accrued expenses                                                  71,964          47,410             34,479             357,285
                                                            --------------   -------------   ----------------   -----------------
    TOTAL LIABILITIES                                              513,226         106,673             42,375          42,308,531
                                                            --------------   -------------   ----------------   -----------------
NET ASSETS                                                  $  537,173,885   $ 133,436,166   $     65,883,909   $     464,524,011
                                                            ==============   =============   ================   =================

NET ASSETS CONSIST OF:
  Paid-in capital                                           $  513,127,349   $ 131,086,623   $     70,002,568   $     468,205,830
  Undistributed net investment income (loss)/distributions
    in excess of net investment income                              39,157         (64,726)           (34,282)            622,812
  Accumulated net realized gain (loss) on investments             (926,691)     (3,416,430)          (689,664)          2,016,907
  Net unrealized appreciation/depreciation on investments       24,934,070       5,830,699         (3,394,713)         (6,321,538)
                                                            --------------   -------------   ----------------   -----------------
NET ASSETS                                                  $  537,173,885   $ 133,436,166   $     65,883,909   $     464,524,011
                                                            ==============   =============   ================   =================

  Shares outstanding (unlimited amount authorized,
    $0.01 par value)                                            12,152,228       2,801,424          5,000,000          31,300,000
  Net asset value                                           $        44.20   $       47.63   $          13.18   $           14.84
                                                            ==============   =============   ================   =================

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             POWERSHARES          POWERSHARES         POWERSHARES
                                                           WILDERHILL CLEAN    DYNAMIC LARGE CAP   DYNAMIC LARGE CAP
                                                                ENERGY              GROWTH               VALUE
                                                              PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                           -----------------   -----------------   -----------------
ASSETS:
  Investments at value, (Cost $512,474,411, $127,710,420,
    $69,320,644, $471,249,399, $180,481,175, $43,173,867,
    $29,120,857, $24,959,853, $18,678,004, $18,980,640,
    $28,745,674, respectively)                             $     168,701,052   $      44,319,807   $      29,911,207
  Cash                                                                    --              27,493                  --
  Receivables:
    Investments sold                                                      --                  --                  --
    Capital stock sold                                                    --                  --                  --
    Dividends                                                         41,291              12,890              34,507
    Interest                                                              20                  40                 112
    Due from Advisor                                                      --               5,238              19,407
                                                           -----------------   -----------------   -----------------
    TOTAL ASSETS                                                 168,742,363          44,365,468          29,965,233
                                                           -----------------   -----------------   -----------------

LIABILITIES:
  Due to custodian                                                    38,797                  --               2,432
  Payables:
    Investments purchased                                                 --                  --                  --
    Capital stock purchased                                               --                  --                  --
  Accrued net advisory fees                                          100,401                  --                  --
  Accrued expenses                                                    14,800              24,991              24,281
                                                           -----------------   -----------------   -----------------
    TOTAL LIABILITIES                                                153,998              24,991              26,713
                                                           -----------------   -----------------   -----------------
NET ASSETS                                                 $     168,588,365   $      44,340,477   $      29,938,520
                                                           =================   =================   =================

NET ASSETS CONSIST OF:
  Paid-in capital                                          $     178,854,361   $      43,022,257   $      28,994,121
  Undistributed net investment income (loss)/distributions
    in excess of net investment income                              (109,524)             (7,528)             32,558
  Accumulated net realized gain (loss) on investments              1,623,651             179,808             121,491
  Net unrealized appreciation/depreciation on investments        (11,780,123)          1,145,940             790,350
                                                           -----------------   -----------------   -----------------
NET ASSETS                                                 $     168,588,365   $      44,340,477   $      29,938,520
                                                           =================   =================   =================

  Shares outstanding (unlimited amount authorized,
    $0.01 par value)                                              10,900,000           2,900,000           1,900,000
  Net asset value                                          $           15.47   $           15.29   $           15.76
                                                           =================   =================   =================

                                                              POWERSHARES         POWERSHARES
                                                            DYNAMIC MID CAP     DYNAMIC MID CAP
                                                                GROWTH               VALUE
                                                               PORTFOLIO           PORTFOLIO
                                                           -----------------   -----------------
ASSETS:
  Investments at value, (Cost $512,474,411, $127,710,420,
    $69,320,644, $471,249,399, $180,481,175, $43,173,867,
    $29,120,857, $24,959,853, $18,678,004, $18,980,640,
    $28,745,674, respectively)                             $      26,067,601   $      18,900,695
  Cash                                                                    --                  --
  Receivables:
    Investments sold                                                      --                  --
    Capital stock sold                                                    --                  --
    Dividends                                                          6,115              11,173
    Interest                                                              --                 283
    Due from Advisor                                                  21,466              26,495
                                                           -----------------   -----------------
    TOTAL ASSETS                                                  26,095,182          18,938,646
                                                           -----------------   -----------------
LIABILITIES:
  Due to custodian                                                    34,273               9,905
  Payables:
    Investments purchased                                                 --                  --
    Capital stock purchased                                               --                  --
  Accrued net advisory fees                                               --                  --
  Accrued expenses                                                    25,274              23,037
                                                           -----------------   -----------------
    TOTAL LIABILITIES                                                 59,547              32,942
                                                           -----------------   -----------------
NET ASSETS                                                 $      26,035,635   $      18,905,704
                                                           =================   =================

NET ASSETS CONSIST OF:                                     $      24,829,282   $      18,335,604
  Paid-in capital
  Undistributed net investment income (loss)/distributions
    in excess of net investment income                               (16,024)             95,239
  Accumulated net realized gain (loss) on investments                114,629             252,170
  Net unrealized appreciation/depreciation on investments          1,107,748             222,691
                                                           -----------------   -----------------
NET ASSETS                                                 $      26,035,635   $      18,905,704
                                                           =================   =================

  Shares outstanding (unlimited amount authorized,
    $0.01 par value)                                               1,600,000           1,200,000
  Net asset value                                          $           16.27   $           15.75
                                                           =================   =================

                                                              POWERSHARES         POWERSHARES
                                                           DYNAMIC SMALL CAP   DYNAMIC SMALL CAP
                                                                GROWTH               VALUE
                                                              PORTFOLIO           PORTFOLIO
                                                           -----------------   -----------------
ASSETS:
  Investments at value, (Cost $512,474,411, $127,710,420,
    $69,320,644, $471,249,399, $180,481,175, $43,173,867,
    $29,120,857, $24,959,853, $18,678,004, $18,980,640,
    $28,745,674, respectively)                             $      18,910,150   $      28,935,320
  Cash                                                                    --                  --
  Receivables:
    Investments sold                                                      --                  --
    Capital stock sold                                                    --           1,523,737
    Dividends                                                             --              17,990
    Interest                                                              --                  50
    Due from Advisor                                                  26,112              18,309
                                                           -----------------   -----------------
    TOTAL ASSETS                                                  18,936,262          30,495,406
                                                           -----------------   -----------------

LIABILITIES:
  Due to custodian                                                    47,241               1,039
  Payables:
    Investments purchased                                                 --           1,521,496
    Capital stock purchased                                               --                  --
  Accrued net advisory fees                                               --                  --
  Accrued expenses                                                    21,789              22,079
                                                           -----------------   -----------------
    TOTAL LIABILITIES                                                 69,030           1,544,614
                                                           -----------------   -----------------
NET ASSETS                                                 $      18,867,232   $      28,950,792
                                                           =================   =================

NET ASSETS CONSIST OF:
  Paid-in capital                                          $      18,644,408   $      28,857,393
  Undistributed net investment income (loss)/distributions
    in excess of net investment income                               (26,671)             11,210
  Accumulated net realized gain (loss) on investments                319,985            (107,457)
  Net unrealized appreciation/depreciation on investments            (70,490)            189,646
                                                           -----------------   -----------------
NET ASSETS                                                 $      18,867,232   $      28,950,792
                                                           =================   =================

  Shares outstanding (unlimited amount authorized,
    $0.01 par value)                                               1,200,000           1,900,000
  Net asset value                                          $           15.72   $           15.24
                                                           =================   =================

                                                                POWERSHARES
                                                                  DYNAMIC        POWERSHARES         POWERSHARES       POWERSHARES
                                                              BIOTECHNOLOGY &   DYNAMIC FOOD &    DYNAMIC LEISURE &      DYNAMIC
                                                                  GENOME           BEVERAGE         ENTERTAINMENT         MEDIA
                                                                 PORTFOLIO        PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                              ---------------   ---------------   ------------------   ------------
ASSETS:
  Investments at value, (Cost $124,244,653, $23,764,032,
    $24,778,814, $25,194,137, $23,994,693, $31,185,080,
    $62,571,049, $29,312,550, $86,801,192, $55,026,813,
    $26,482,770, respectively)                                $   122,352,080   $    22,957,108   $       24,151,794   $ 23,682,080
  Cash                                                                     --               618                   --             --
  Receivables:
    Investments sold                                                       --                --                   --             --
    Capital stock sold                                                     --                --                   --             --
    Dividends                                                              --            14,468               10,846          3,903
    Interest                                                               --                 8                  423             18
                                                              ---------------   ---------------   ------------------   ------------
    TOTAL ASSETS                                                  122,352,080        22,972,202           24,163,063     23,686,001
                                                              ---------------   ---------------   ------------------   ------------

LIABILITIES:
  Due to custodian                                                    134,893                --                8,542            110
  Payables:
    Investments purchased                                                  --                --                   --             --
    Capital stock purchased                                                --                --                   --             --
  Accrued net advisory fees                                            97,013            10,311                9,824         11,579
  Accrued expenses                                                     17,866             8,942                8,913          8,989
                                                              ---------------   ---------------   ------------------   ------------
    TOTAL LIABILITIES                                                 249,772            19,253               27,279         20,678
                                                              ---------------   ---------------   ------------------   ------------
NET ASSETS                                                    $   122,102,308   $    22,952,949   $       24,135,784   $ 23,665,323
                                                              ===============   ===============   ==================   ============

NET ASSETS CONSIST OF:
  Paid-in capital                                             $   122,592,410   $    24,004,920   $       25,377,188   $ 25,577,827
  Undistributed net investment income (loss)/distributions
    in excess of net investment income                               (179,714)           (4,203)              (3,121)       (10,071)
  Net realized gain (loss) on investments                           1,582,185          (240,844)            (611,263)      (390,376)
  Net unrealized appreciation/depreciation on investments          (1,892,573)         (806,924)            (627,020)    (1,512,057)
                                                              ---------------   ---------------   ------------------   ------------
NET ASSETS                                                    $   122,102,308   $    22,952,949   $       24,135,784   $ 23,665,323
                                                              ===============   ===============   ==================   ============
  Shares outstanding (unlimited amount authorized,
    $0.01 par value)                                                7,500,000         1,600,000            1,700,000      1,700,000
  Net asset value                                             $         16.28   $         14.35   $            14.20   $      13.92
                                                              ===============   ===============   ==================   ============

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              POWERSHARES      POWERSHARES      POWERSHARES     POWERSHARES
                                                                DYNAMIC          DYNAMIC          DYNAMIC         DYNAMIC
                                                               NETWORKING    PHARMACEUTICALS   SEMICONDUCTORS    SOFTWARE
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                              ------------   ---------------   --------------   ------------
ASSETS:
  Investments at value, (Cost $124,244,653, $23,764,032,
    $24,778,814, $25,194,137, $23,994,693, $31,185,080,
    $62,571,049, $29,312,550, $86,801,192, $55,026,813,
    $26,482,770, respectively)                                $ 24,206,714   $    31,186,942   $   60,130,013   $ 32,297,237
  Cash                                                                  --                --               --             --
  Receivables:
    Investments sold                                                    --                --               --             --
    Capital stock sold                                                  --                --               --             --
    Dividends                                                           --            20,492            2,893             --
    Interest                                                            --                27               --             --
                                                              ------------   ---------------   --------------   ------------
    TOTAL ASSETS                                                24,206,714        31,207,461       60,132,906     32,297,237
                                                              ------------   ---------------   --------------   ------------

LIABILITIES:
  Due to custodian                                                  37,454               171           44,331         41,510
  Payables:
    Investments purchased                                               --                --               --             --
    Capital stock purchased                                             --                --               --             --
  Accrued net advisory fees                                         11,949            17,631           46,090         17,804
  Accrued expenses                                                   9,203             9,403           12,622          9,265
                                                              ------------   ---------------   --------------   ------------
    TOTAL LIABILITIES                                               58,606            27,205          103,043         68,579
                                                              ------------   ---------------   --------------   ------------
NET ASSETS                                                    $ 24,148,108   $    31,180,256   $   60,029,863   $ 32,228,658
                                                              ============   ===============   ==============   ============

NET ASSETS CONSIST OF:
  Paid-in capital                                             $ 23,974,086   $    30,433,342   $   61,882,785   $ 28,819,701
  Undistributed net investment income (loss)/distributions
    in excess of net investment income                             (57,974)           (4,353)         (77,157)       (61,061)
  Net realized gain (loss) on investments                           19,975           749,405          665,271        485,331
  Net unrealized appreciation/depreciation on investments          212,021             1,862       (2,441,036)     2,984,687
                                                              ------------   ---------------   --------------   ------------
NET ASSETS                                                    $ 24,148,108   $    31,180,256   $   60,029,863   $ 32,228,658
                                                              ============   ===============   ==============   ============
  Shares outstanding (unlimited amount authorized,
    $0.01 par value)                                             1,600,000         2,000,000        4,000,000      1,900,000
  Net asset value                                             $      15.09   $         15.59   $        15.01   $      16.96
                                                              ============   ===============   ==============   ============

                                                                                     POWERSHARES             POWERSHARES
                                                                POWERSHARES         INTERNATIONAL         HIGH GROWTH RATE
                                                              ZACKS MICRO CAP   DIVIDEND ACHIEVERS(TM)  DIVIDEND ACHIEVERS(TM)
                                                                 PORTFOLIO           PORTFOLIO                PORTFOLIO
                                                              ---------------   ----------------------   ----------------------
ASSETS:
  Investments at value, (Cost $124,244,653, $23,764,032,
    $24,778,814, $25,194,137, $23,994,693, $31,185,080,
    $62,571,049, $29,312,550, $86,801,192, $55,026,813,
    $26,482,770, respectively)                                $    83,860,270   $           53,586,044   $           26,551,261
  Cash                                                                494,523                   79,524                   51,879
  Receivables:
    Investments sold                                                       --                3,927,752                  528,640
    Capital stock sold                                                     --                 1,448,46                       --
    Dividends                                                          32,738                   65,374                   28,135
    Interest                                                               --                       --                       --
                                                              ---------------   ----------------------   ----------------------
    TOTAL ASSETS                                                   84,387,531               59,107,158               27,159,915
                                                              ---------------   ----------------------   ----------------------

LIABILITIES:
  Due to custodian                                                         --                       --                       --
  Payables:
    Investments purchased                                             439,843                4,024,790                  546,019
    Capital stock purchased                                                --                 1,448,46                       --
  Accrued net advisory fees                                            74,994                   22,382                    6,993
  Accrued expenses                                                     25,407                   18,361                   13,322
                                                              ---------------   ----------------------   ----------------------
    TOTAL LIABILITIES                                                 540,244                5,513,997                  566,334
                                                              ---------------   ----------------------   ----------------------
NET ASSETS                                                    $    83,847,287   $           53,593,161   $           26,593,581
                                                              ===============   ======================   ======================

NET ASSETS CONSIST OF:
  Paid-in capital                                             $    87,598,295   $           55,153,967   $           26,479,308
  Undistributed net investment income (loss)/distributions
    in excess of net investment income                                 (3,134)                  90,040                   48,325
  Net realized gain (loss) on investments                            (806,952)                (210,077)                  (2,543)
  Net unrealized appreciation/depreciation on investments          (2,940,922)              (1,440,769)                  68,491
                                                              ---------------   ----------------------   ----------------------
NET ASSETS                                                    $    83,847,287   $           53,593,161   $           26,593,581
                                                              ===============   ======================   ======================
  Shares outstanding (unlimited amount authorized,
    $0.01 par value)                                                5,800,000                3,700,000                1,800,000
  Net asset value                                             $         14.46   $                14.48   $                14.77
                                                              ===============   ======================   ======================


                                                                        POWERSHARES         POWERSHARES
                                                                         DIVIDEND             DYNAMIC
                                                                        ACHIEVERS(TM)   OIL & GAS SERVICES
                                                                         PORTFOLIO           PORTFOLIO
                                                                        -------------   ------------------
ASSETS:
  Investments at value, (Cost $26,537,326, $30,571,125,
    $4,537,419, $30,093,713, $4,511,814, $4,539,240,
    $37,912,203, $30,110,719, $4,470,862, respectively)                 $  26,349,253   $       33,199,327
  Receivables:
    Investments sold                                                          355,273                   --
    Dividends                                                                  31,682                3,423
    Due from Advisor                                                               --                   --
                                                                        -------------   ------------------
    TOTAL ASSETS                                                           26,736,208           33,202,750
                                                                        -------------   ------------------

LIABILITIES:
  Due to custodian                                                              2,837                   --
  Payables:
    Investments purchased                                                     271,689                   --
  Accrued net advisory fees                                                     7,047                1,741
  Accrued expenses                                                             13,126                1,915
                                                                        -------------   ------------------
    TOTAL LIABILITIES                                                         294,699                3,656
                                                                        -------------   ------------------
NET ASSETS                                                              $  26,441,509   $       33,199,094
                                                                        =============   ==================

NET ASSETS CONSIST OF:
  Paid-in capital                                                       $  26,629,518   $       30,571,126
  Undistributed net investment income (loss)                                   29,167                 (234)
  Net realized loss                                                           (29,103)                  --
  Net unrealized appreciation/depreciation on investments                    (188,073)           2,628,202
                                                                        -------------   ------------------
NET ASSETS                                                              $  26,441,509   $       33,199,094
                                                                        =============   ==================
  Shares outstanding (unlimited amount authorized, $0.01 par value)         1,800,000            2,000,000
  Net asset value                                                       $       14.69   $            16.60
                                                                        =============   ==================

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                       POWERSHARES
                                                                        POWERSHARES    POWERSHARES       DYNAMIC       POWERSHARES
                                                                          DYNAMIC        DYNAMIC       BUILDING &        DYNAMIC
                                                                         INSURANCE       RETAIL       CONSTRUCTION      UTILITIES
                                                                         PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                        ------------   ------------   --------------   ------------
ASSETS:
  Investments at value, (Cost $26,537,326, $30,571,125,
    $4,537,419, $30,093,713, $4,511,814, $4,539,240,
    $37,912,203, $30,110,719, $4,470,862, respectively)                 $  4,767,112   $ 30,882,034   $    4,631,872   $  4,695,634
  Receivables:
    Investments sold                                                              --             --               --             --
    Dividends                                                                    732             --               --          3,712
    Due from Advisor                                                             701             --              713            705
                                                                        ------------   ------------   --------------   ------------
    TOTAL ASSETS                                                           4,768,545     30,882,034        4,632,585      4,700,051
                                                                        ------------   ------------   --------------   ------------

LIABILITIES:
  Due to custodian                                                                --             --               --             --
  Payables:
    Investments purchased                                                         --             --               --             --
  Accrued net advisory fees                                                       --          1,519               --             --
  Accrued expenses                                                             1,630          2,026            1,628          1,629
                                                                        ------------   ------------   --------------   ------------
    TOTAL LIABILITIES                                                          1,630          3,545            1,628          1,629
                                                                        ------------   ------------   --------------   ------------
NET ASSETS                                                              $  4,766,915   $ 30,878,489   $    4,630,957   $  4,698,422
                                                                        ============   ============   ==============   ============

NET ASSETS CONSIST OF:
  Paid-in capital                                                       $  4,537,419   $ 30,093,713   $    4,511,814   $  4,539,240
  Undistributed net investment income (loss)                                    (197)        (3,545)            (915)         2,788
  Net realized loss                                                               --             --               --             --
  Net unrealized appreciation/depreciation on investments                    229,693        788,321          120,058        156,394
                                                                        ------------   ------------   --------------   ------------
NET ASSETS                                                              $  4,766,915   $ 30,878,489   $    4,630,957   $  4,698,422
                                                                        ============   ============   ==============   ============
  Shares outstanding (unlimited amount authorized, $0.01 par value)          300,000      2,000,000          300,000        300,000
  Net asset value                                                       $      15.89   $      15.44   $        15.44   $      15.66
                                                                        ============   ============   ==============   ============

                                                                            POWERSHARES
                                                                              DYNAMIC                         POWERSHARES
                                                                        ENERGY EXPLORATION &   POWERSHARES    AEROSPACE &
                                                                             PRODUCTION        LUX NANOTECH     DEFENSE
                                                                             PORTFOLIO          PORTFOLIO      PORTFOLIO
                                                                        ---------------------  ------------   ------------
ASSETS:
  Investments at value, (Cost $26,537,326, $30,571,125,
    $4,537,419, $30,093,713, $4,511,814, $4,539,240,
    $37,912,203, $30,110,719, $4,470,862, respectively)                 $          40,698,242  $ 30,019,775   $  4,458,162
  Receivables:
    Investments sold                                                                       --            --             --
    Dividends                                                                           9,803            --             28
    Due from Advisor                                                                       --            --            719
                                                                        ---------------------  ------------   ------------
    TOTAL ASSETS                                                                   40,708,045    30,019,775      4,458,909
                                                                        ---------------------  ------------   ------------

LIABILITIES:
  Due to custodian                                                                         --            --             --
  Payables:
    Investments purchased                                                                  --            --             --
  Accrued net advisory fees                                                             2,372         1,524             --
  Accrued expenses                                                                      2,169         2,370          1,552
                                                                        ---------------------  ------------   ------------
    TOTAL LIABILITIES                                                                   4,541         3,894          1,552
                                                                        ---------------------  ------------   ------------
NET ASSETS                                                              $          40,703,504  $ 30,015,881   $  4,457,357
                                                                        =====================  ============   ============

NET ASSETS CONSIST OF:
  Paid-in capital                                                       $          37,912,203  $ 30,110,719   $  4,470,862
  Undistributed net investment income (loss)                                            5,262        (3,894)          (805)
  Net realized loss                                                                        --            --             --
  Net unrealized appreciation/depreciation on investments                           2,786,039       (90,944)       (12,700)
                                                                        ---------------------  ------------   ------------
NET ASSETS                                                              $          40,703,504  $ 30,015,881   $  4,457,357
                                                                        =====================  ============   ============
  Shares outstanding (unlimited amount authorized, $0.01 par value)                 2,500,000     2,000,000        300,000
  Net asset value                                                       $               16.28  $      15.01   $      14.86
                                                                        =====================  ============   ============

STATEMENTS OF OPERATIONS

                                                                                                                     POWERSHARES
                                                                                                 POWERSHARES      HIGH YIELD EQUITY
                                                      POWERSHARES          POWERSHARES          GOLDEN DRAGON         DIVIDEND
                                                    DYNAMIC MARKET         DYNAMIC OTC        HALTER USX CHINA       ACHIEVERS(TM)
                                                       PORTFOLIO            PORTFOLIO             PORTFOLIO           PORTFOLIO
                                                   -----------------    -----------------    -----------------    -----------------
                                                   SIX MONTHS ENDED     SIX MONTHS ENDED      SIX MONTHS ENDED    SIX MONTHS ENDED
                                                   OCTOBER 31, 2005     OCTOBER 31, 2005      OCTOBER 31, 2005    OCTOBER 31, 2005
                                                      (UNAUDITED)          (UNAUDITED)           (UNAUDITED)         (UNAUDITED)
                                                   -----------------    -----------------    -----------------    -----------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding
    taxes of $0, $0, $0, $0, $0, $0, $0, $23,
    $0, $0, $669, respectively)                    $       2,578,395    $         445,675    $         733,142    $       8,457,429
  Interest                                                     4,429                1,773                2,907                5,039
                                                   -----------------    -----------------    -----------------    -----------------
    TOTAL INCOME                                           2,582,824              447,448              736,049            8,462,468
                                                   -----------------    -----------------    -----------------    -----------------
EXPENSES:
  Advisory fees                                            1,060,818              294,351              152,462              840,321
  Licensing                                                   63,649               17,661               30,492              210,080
  Administration fees                                         55,048               30,246               25,466               50,347
  Accounting                                                  33,831               27,725               22,935               28,434
  Printing                                                    24,720                6,842               20,484              126,099
  Custodian and transfer agent fees                           12,822                5,243                1,880               11,715
  Registration & filings                                      10,788                1,524                9,317               57,399
  Audit                                                        9,074                9,074               12,412               18,912
  Legal                                                        8,241                2,470                5,497               35,125
  Trustees                                                     7,450                2,062                1,709                7,746
  Listing fee and expenses                                     7,011                5,571                5,957               11,876
  Offering costs                                                  --                   --                7,092               30,794
  Other expenses                                              14,061                9,703                5,362                7,340
                                                   -----------------    -----------------    -----------------    -----------------
    TOTAL EXPENSES                                         1,307,513              412,472              301,065            1,436,188
  Less fees waived:
    Advisory                                                 (21,027)             (58,943)             (79,524)            (155,764)
  Less: Other fees assumed by the Adviser                         --                   --                   --                   --
                                                   -----------------    -----------------    -----------------    -----------------
    NET EXPENSES                                           1,286,486              353,529              221,541            1,280,424
                                                   -----------------    -----------------    -----------------    -----------------
    NET INVESTMENT INCOME (LOSS)                           1,296,338               93,919              514,508            7,182,044
                                                   -----------------    -----------------    -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) from:
    Investments                                          (13,756,802)          (4,000,166)          (2,425,698)            (999,558)
    In-kind redemptions                                   27,312,922            8,415,261            1,739,282            6,173,159
                                                   -----------------    -----------------    -----------------    -----------------
  Net realized gain (loss)                                13,556,120            4,415,095             (686,416)           5,173,601
  Net change in unrealized
    appreciation/depreciation on investments              28,345,974            4,834,492              522,100            2,018,065
                                                   -----------------    -----------------    -----------------    -----------------
  Net realized and unrealized gain (loss) on
    investments                                           41,902,094            9,249,587             (164,316)           7,191,666
                                                   -----------------    -----------------    -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                      $      43,198,432    $       9,343,506    $         350,192    $      14,373,710
                                                   =================    =================    =================    =================

SEE NOTES TO FINANCIAL STATEMENTS.

                                                     POWERSHARES           POWERSHARES          POWERSHARES          POWERSHARES
                                                   WILDERHILL CLEAN     DYNAMIC LARGE CAP    DYNAMIC LARGE CAP     DYNAMIC MID CAP
                                                        ENERGY               GROWTH                VALUE               GROWTH
                                                      PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                   -----------------    -----------------    -----------------    -----------------
                                                   SIX MONTHS ENDED     SIX MONTHS ENDED     SIX MONTHS ENDED     SIX MONTHS ENDED
                                                   OCTOBER 31, 2005     OCTOBER 31, 2005     OCTOBER 31, 2005     OCTOBER 31, 2005
                                                     (UNAUDITED)           (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
                                                   -----------------    -----------------    -----------------    -----------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding
    taxes of $0, $0, $0, $0, $0, $0, $0, $23,
    $0, $0, $669, respectively)                    $         179,069    $          86,872    $         202,541    $          38,485
  Interest                                                        20                  100                  403                    4
                                                   -----------------    -----------------    -----------------    -----------------
    TOTAL INCOME                                             179,089               86,972              202,944               38,489
                                                   -----------------    -----------------    -----------------    -----------------
EXPENSES:
  Advisory fees                                              198,163               72,669               45,268               38,938
  Licensing                                                   39,632                4,360                2,716                2,336
  Administration fees                                         13,224               10,005                8,922                8,623
  Accounting                                                  10,582                8,437                7,716                7,516
  Printing                                                    14,613                4,981                5,115                4,486
  Custodian and transfer agent fees                            3,076                1,593                1,074                1,374
  Registration & filings                                       5,572                1,569                1,884                1,586
  Audit                                                        6,870                6,870                6,870                6,870
  Legal                                                        2,317                  173                  205                  155
  Trustees                                                     2,036                1,292                  810                1,154
  Listing fee and expenses                                    11,399               11,634               11,630               11,627
  Offering costs                                               8,115                1,517                1,748                1,872
  Other expenses                                               3,503                3,189                3,085                4,613
                                                   -----------------    -----------------    -----------------    -----------------
    TOTAL EXPENSES                                           319,102              128,289               97,043               91,150
  Less fees waived:
    Advisory                                                 (30,489)             (32,005)             (35,040)             (36,637)
  Less: Other fees assumed by the Adviser                         --                   --                   --                   --
                                                   -----------------    -----------------    -----------------    -----------------
    NET EXPENSES                                             288,613               96,284               62,003               54,513
                                                   -----------------    -----------------    -----------------    -----------------
    NET INVESTMENT INCOME (LOSS)                            (109,524)              (9,312)             140,941              (16,024)
                                                   -----------------    -----------------    -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) from:
    Investments                                           (2,405,402)            (382,748)             (80,999)            (440,341)
    In-kind redemptions                                    4,310,561              553,952              202,490              554,970
                                                   -----------------    -----------------    -----------------    -----------------
  Net realized gain (loss)                                 1,905,159              171,204              121,491              114,629
  Net change in unrealized
    appreciation/depreciation on investments              (7,544,333)           1,526,263            1,083,418            1,680,219
                                                   -----------------    -----------------    -----------------    -----------------
  Net realized and unrealized gain (loss) on
    investments                                           (5,639,174)           1,697,467            1,204,909            1,794,848
                                                   -----------------    -----------------    -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                      $      (5,748,698)   $       1,688,155    $       1,345,850    $       1,778,824
                                                   =================    =================    =================    =================

                                                      POWERSHARES          POWERSHARES          POWERSHARES
                                                    DYNAMIC MID CAP     DYNAMIC SMALL CAP    DYNAMIC SMALL CAP
                                                         VALUE               GROWTH                VALUE
                                                       PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                   -----------------    -----------------    -----------------
                                                   SIX MONTHS ENDED     SIX MONTHS ENDED     SIX MONTHS ENDED
                                                   OCTOBER 31, 2005     OCTOBER 31, 2005     OCTOBER 31, 2005
                                                      (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
                                                   -----------------    -----------------    -----------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding
    taxes of $0, $0, $0, $0, $0, $0, $0, $23,
    $0, $0, $669, respectively)                    $         128,896    $          19,300    $         140,642
  Interest                                                       876                   --                  167
                                                   -----------------    -----------------    -----------------
    TOTAL INCOME                                             129,772               19,300              140,809
                                                   -----------------    -----------------    -----------------
EXPENSES:
  Advisory fees                                               31,864               32,284               45,496
  Licensing                                                    1,912                1,937                2,730
  Administration fees                                          8,422                8,396                8,679
  Accounting                                                   7,382                7,364                7,553
  Printing                                                     4,991                4,908                4,783
  Custodian and transfer agent fees                            1,327                  969                1,541
  Registration & filings                                       1,889                1,925                1,918
  Audit                                                        6,870                6,870                6,870
  Legal                                                          190                  188                  193
  Trustees                                                       582                  594                  808
  Listing fee and expenses                                    11,625               11,628               11,630
  Offering costs                                               2,090                2,057                2,042
  Other expenses                                               3,413                3,656                3,652
                                                   -----------------    -----------------    -----------------
    TOTAL EXPENSES                                            82,557               82,776               97,895
  Less fees waived:
    Advisory                                                 (31,864)             (32,284)             (35,291)
  Less: Other fees assumed by the Adviser                     (5,234)              (4,521)                  --
                                                   -----------------    -----------------    -----------------
    NET EXPENSES                                              45,459               45,971               62,604
                                                   -----------------    -----------------    -----------------
    NET INVESTMENT INCOME (LOSS)                              84,313              (26,671)              78,205
                                                   -----------------    -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) from:
    Investments                                             (239,347)            (856,814)            (748,054)
    In-kind redemptions                                      492,476            1,176,800              640,492
                                                   -----------------    -----------------    -----------------
  Net realized gain (loss)                                   253,129              319,986             (107,562)
  Net change in unrealized
    appreciation/depreciation on investments                 654,205              751,128            1,069,944
                                                   -----------------    -----------------    -----------------
  Net realized and unrealized gain (loss) on
    investments                                              907,334            1,071,114              962,382
                                                   -----------------    -----------------    -----------------
  Net increase (decrease) in net assets
    resulting from operations                      $         991,647    $       1,044,443    $       1,040,587
                                                   =================    =================    =================

                                            POWERSHARES
                                              DYNAMIC            POWERSHARES            POWERSHARES            POWERSHARES
                                          BIOTECHNOLOGY &       DYNAMIC FOOD &       DYNAMIC LEISURE &           DYNAMIC
                                               GENOME              BEVERAGE            ENTERTAINMENT              MEDIA
                                             PORTFOLIO            PORTFOLIO              PORTFOLIO              PORTFOLIO
                                         ------------------    ------------------    ------------------    ------------------
                                           FOR THE PERIOD       FOR THE PERIOD        FOR THE PERIOD         FOR THE PERIOD
                                           JUNE 23, 2005*       JUNE 23, 2005*        JUNE 23, 2005*         JUNE 23, 2005*
                                              THROUGH              THROUGH                THROUGH                THROUGH
                                          OCTOBER 31, 2005     OCTOBER 31, 2005      OCTOBER 31, 2005       OCTOBER 31, 2005
                                            (UNAUDITED)          (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
                                         ------------------    ------------------    ------------------    ------------------
INVESTMENT INCOME:
  Dividends (net of foreign
    withholding taxes of $0, $0, $0,
    $0, $0, $0, $0, $0, $0,
    $18,386, $0, respectively)           $           24,071    $          128,790    $           55,958    $           83,308
  Interest                                               --                   156                   455                    78
                                         ------------------    ------------------    ------------------    ------------------
                                                     24,071               128,946                56,413                83,386
                                         ------------------    ------------------    ------------------    ------------------
EXPENSES:
  Advisory fees                                     157,405                41,906                41,289                44,640
  Licensing                                           9,444                 2,514                 2,477                 2,678
  Administration fees                                 8,734                 2,383                 2,345                 2,537
  Listing fee and expenses                            6,055                 6,053                 6,053                 6,054
  Accounting                                          5,586                 1,545                 1,520                 1,644
  Audit                                               5,248                 5,248                 5,248                 5,248
  Offering costs                                      4,228                 5,227                 5,228                 5,248
  Custodian and transfer agent fees                   2,414                   971                   961                 1,007
  Registration & filings                              1,261                 1,261                 1,261                 1,261
  Printing                                              630                   630                   630                   630
  Trustees                                              389                   362                   358                   386
  Legal                                                 215                   200                   198                   214
  Other expenses                                      3,151                 3,133                 3,131                 3,149
                                         ------------------    ------------------    ------------------    ------------------
    TOTAL EXPENSES                                  204,760                71,433                70,699                74,696
  Less fees waived:
    Advisory                                           (975)              (11,116)              (11,165)              (10,921)
                                         ------------------    ------------------    ------------------    ------------------
    NET EXPENSES                                    203,785                60,317                59,534                63,775
                                         ------------------    ------------------    ------------------    ------------------
    NET INVESTMENT INCOME (LOSS)                   (179,714)               68,629                (3,121)               19,611
                                         ------------------    ------------------    ------------------    ------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) from:
    Investments                                    (352,635)             (440,646)             (756,161)             (547,520)
    In-kind redemptions                           1,934,820               199,802               144,898               157,144
                                         ------------------    ------------------    ------------------    ------------------
  Net realized gain (loss)                        1,582,185              (240,844)             (611,263)             (390,376)
  Net unrealized
    appreciation/depreciation on
    investments                                  (1,892,573)             (806,924)             (627,020)           (1,512,057)
                                         ------------------    ------------------    ------------------    ------------------
  Net realized and unrealized gain
    (loss) on investments                          (310,388)           (1,047,768)           (1,238,283)           (1,902,433)
                                         ------------------    ------------------    ------------------    ------------------
  Net increase (decrease) in net
    assets resulting from operations     $         (490,102)   $         (979,139)   $       (1,241,404)   $       (1,882,822)
                                         ==================    ==================    ==================    ==================

*  Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             POWERSHARES           POWERSHARES          POWERSHARES            POWERSHARES
                                               DYNAMIC               DYNAMIC              DYNAMIC                DYNAMIC
                                             NETWORKING          PHARMACEUTICALS       SEMICONDUCTORS           SOFTWARE
                                              PORTFOLIO             PORTFOLIO            PORTFOLIO              PORTFOLIO
                                         ------------------    ------------------    ------------------    ------------------
                                           FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                           JUNE 23, 2005*        JUNE 23, 2005*        JUNE 23, 2005*        JUNE 23, 2005*
                                               THROUGH               THROUGH              THROUGH                THROUGH
                                          OCTOBER 31, 2005      OCTOBER 31, 2005      OCTOBER 31, 2005      OCTOBER 31, 2005
                                             (UNAUDITED)           (UNAUDITED)          (UNAUDITED)            (UNAUDITED)
                                         ------------------    ------------------    ------------------    ------------------
INVESTMENT INCOME:
  Dividends (net of foreign
    withholding taxes of $0, $0, $0,
    $0, $0, $0, $0, $0, $0,
    $18,386, $0, respectively)           $            4,989    $           97,178    $           44,185    $           12,904
  Interest                                               --                   119                    --                    --
                                         ------------------    ------------------    ------------------    ------------------
                                                      4,989                97,297                44,185                12,904
                                         ------------------    ------------------    ------------------    ------------------
EXPENSES:
  Advisory fees                                      43,995                51,007                90,573                52,723
  Licensing                                           2,640                 3,060                 5,434                 3,163
  Administration fees                                 2,495                 2,875                 5,075                 2,980
  Listing fee and expenses                            6,052                 6,055                 6,054                 6,055
  Accounting                                          1,615                 1,854                 3,264                 1,926
  Audit                                               5,248                 5,248                 5,248                 5,248
  Offering costs                                      5,247                 5,239                 5,248                 5,253
  Custodian and transfer agent fees                     995                 1,080                 1,587                 1,107
  Registration & filings                              1,261                 1,261                 1,261                 1,261
  Printing                                              630                   630                   630                   630
  Trustees                                              356                   386                   375                   389
  Legal                                                 197                   213                   208                   215
  Other expenses                                      3,130                 3,149                 3,142                 3,151
                                         ------------------    ------------------    ------------------    ------------------
    TOTAL EXPENSES                                   73,861                82,057               128,099                84,101
  Less fees waived:
    Advisory                                        (10,898)              (10,267)               (6,757)              (10,136)
                                         ------------------    ------------------    ------------------    ------------------
    NET EXPENSES                                     62,963                71,790               121,342                73,965
                                         ------------------    ------------------    ------------------    ------------------
    NET INVESTMENT INCOME (LOSS)                    (57,974)               25,507               (77,157)              (61,061)
                                         ------------------    ------------------    ------------------    ------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) from:
    Investments                                    (385,872)               32,378              (306,757)             (125,449)
    In-kind redemptions                             405,847               717,027               972,028               610,780
                                         ------------------    ------------------    ------------------    ------------------
  Net realized gain (loss)                           19,975               749,405               665,271               485,331
  Net unrealized
    appreciation/depreciation on
    investments                                     212,021                 1,862            (2,441,036)            2,984,687
                                         ------------------    ------------------    ------------------    ------------------
  Net realized and unrealized gain
    (loss) on investments                           231,996               751,267            (1,775,765)            3,470,018
                                         ------------------    ------------------    ------------------    ------------------
  Net increase (decrease) in net
    assets resulting from operations     $          174,022    $          776,774    $       (1,852,922)   $        3,408,957
                                         ==================    ==================    ==================    ==================

                                                                   POWERSHARES               POWERSHARES
                                             POWERSHARES          INTERNATIONAL            HIGH GROWTH RATE
                                           ZACKS MICRO CAP     DIVIDEND ACHIEVERS(TM)    DIVIDEND ACHIEVERS(TM)
                                              PORTFOLIO             PORTFOLIO                 PORTFOLIO
                                         ------------------    ----------------------    ----------------------
                                           FOR THE PERIOD         FOR THE PERIOD            FOR THE PERIOD
                                          AUGUST 18, 2005*     SEPTEMBER 15, 2005*       SEPTEMBER 15, 2005*
                                               THROUGH               THROUGH                   THROUGH
                                          OCTOBER 31, 2005       OCTOBER 31, 2005          OCTOBER 31, 2005
                                             (UNAUDITED)           (UNAUDITED)               (UNAUDITED)
                                         ------------------    ----------------------    ----------------------
INVESTMENT INCOME:
  Dividends (net of foreign
    withholding taxes of $0, $0, $0,
    $0, $0, $0, $0, $0, $0,
    $18,386, $0, respectively)           $          109,469    $             130, 885    $              168,831
  Interest                                               --                        --                        --
                                         ------------------    ----------------------    ----------------------
                                                    109,469                   130,885                    68,831
                                         ------------------    ----------------------    ----------------------
EXPENSES:
  Advisory fees                                      78,746                    25,634                    12,074
  Licensing                                          15,749                     6,409                     3,019
  Administration fees                                 4,233                     1,623                     1,761
  Listing fee and expenses                            3,658                     1,996                     1,996
  Accounting                                          2,658                       982                       460
  Audit                                               3,662                     2,576                     2,577
  Offering costs                                      1,024                     1,545                     1,545
  Custodian and transfer agent fees                   1,052                       357                       180
  Registration & filings                              1,210                       470                       470
  Printing                                            1,463                       792                       792
  Trustees                                              500                       239                       239
  Legal                                                 277                       132                       132
  Other expenses                                      2,122                     1,342                     1,342
                                         ------------------    ----------------------    ----------------------
    TOTAL EXPENSES                                  116,354                    44,097                    25,587
  Less fees waived:
    Advisory                                         (3,751)                   (3,252)                   (5,081)
                                         ------------------    ----------------------    ----------------------
    NET EXPENSES                                    112,603                    40,845                    20,506
                                         ------------------    ----------------------    ----------------------
    NET INVESTMENT INCOME (LOSS)                     (3,134)                   90,040                    48,325
                                         ------------------    ----------------------    ----------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) from:
    Investments                                  (2,250,752)                 (258,277)                   (2,543)
    In-kind redemptions                           1,443,800                    48,200                        --
                                         ------------------    ----------------------    ----------------------
  Net realized gain (loss)                         (806,952)                 (210,077)                   (2,543)
  Net unrealized
    appreciation/depreciation on
    investments                                  (2,940,922)               (1,440,769)                   68,491
                                         ------------------    ----------------------    ----------------------
  Net realized and unrealized gain
    (loss) on investments                        (3,747,874)               (1,650,846)                   65,948
                                         ------------------    ----------------------    ----------------------
  Net increase (decrease) in net
    assets resulting from operations     $       (3,751,008)   $           (1,560,806)   $              114,273
                                         ==================    ======================    ======================

SEE NOTES TO FINANCIAL STATEMENTS.

                                                         POWERSHARES            POWERSHARES
                                                          DIVIDEND                DYNAMIC
                                                        ACHIEVERS(TM)         OIL & GAS SERVICES
                                                          PORTFOLIO              PORTFOLIO
                                                     --------------------    -----------------
                                                       FOR THE PERIOD          FOR THE PERIOD
                                                     SEPTEMBER 15, 2005*     OCTOBER 26, 2005*
                                                           THROUGH               THROUGH
                                                       OCTOBER 31, 2005      OCTOBER 31, 2005
                                                         (UNAUDITED)           (UNAUDITED)
                                                     --------------------    -----------------
INVESTMENT INCOME:
  Dividends                                          $             49,743    $           3,422
                                                     --------------------    -----------------
EXPENSES:
  Advisory fees                                                    12,121                2,658
  Licensing                                                         3,030                  159
  Audit                                                             2,577                  539
  Listing fee and expenses                                          1,996                  250
  Offering costs                                                    1,545                  197
  Printing                                                            792                   54
  Administration fees                                                 765                  133
  Registration & filings                                              470                  159
  Accounting                                                          461                   80
  Trustees                                                            239                   13
  Custodian and transfer agent fees                                   181                   27
  Legal                                                               132                   20
  Other expenses                                                    1,341                  284
                                                     --------------------    -----------------
     TOTAL EXPENSES                                                25,650                4,573
  Less fees waived:
     Advisory                                                      (5,074)                (917)
  Less: Other fees assumed by the Adviser                              --                   --
                                                     --------------------    -----------------
     NET EXPENSES                                                  20,576                3,656
                                                     --------------------    -----------------
     NET INVESTMENT INCOME (LOSS)                                  29,167                 (234)
                                                     --------------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized loss from:
     Investments                                                  (29,103)                  --
                                                     --------------------    -----------------
  Net unrealized appreciation/depreciation
     on investments                                              (188,073)           2,628,202
                                                     --------------------    -----------------
  Net realized and unrealized gain (loss)
     on investments                                              (217,176)           2,628,202
                                                     --------------------    -----------------
  Net increase (decrease) in net assets
     resulting from operations                       $           (188,009)   $       2,627,968
                                                     ====================    =================

*  Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                     POWERSHARES
                                                        POWERSHARES           POWERSHARES             DYNAMIC
                                                          DYNAMIC               DYNAMIC              BUILDING &
                                                         INSURANCE              RETAIL              CONSTRUCTION
                                                         PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                     -----------------    --------------------    -----------------
                                                       FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                                     OCTOBER 26, 2005*      OCTOBER 26, 2005*     OCTOBER 26, 2005*
                                                          THROUGH               THROUGH               THROUGH
                                                     OCTOBER 31, 2005       OCTOBER 31, 2005      OCTOBER 31, 2005
                                                        (UNAUDITED)           (UNAUDITED)            (UNAUDITED)
                                                     -----------------    --------------------    -----------------
INVESTMENT INCOME:
  Dividends                                          $             732    $                 --    $              --
                                                     -----------------    --------------------    -----------------
EXPENSES:
  Advisory fees                                                    381                   2,457                  370
  Licensing                                                         23                     147                   22
  Audit                                                            539                     539                  539
  Listing fee and expenses                                         389                     392                  389
  Offering costs                                                   197                     197                  197
  Printing                                                           8                      53                    8
  Administration fees                                               19                     123                   19
  Registration & filings                                           159                     159                  159
  Accounting                                                        11                      74                   11
  Trustees                                                           2                      13                    2
  Custodian and transfer agent fees                                  4                      25                    4
  Legal                                                              3                      19                    3
  Other expenses                                                   276                     284                  275
                                                     -----------------    --------------------    -----------------
     TOTAL EXPENSES                                              2,011                   4,482                1,998
  Less fees waived:
     Advisory                                                     (381)                   (937)                (370)
  Less: Other fees assumed by the Adviser                         (701)                     --                 (713)
                                                     -----------------    --------------------    -----------------
     NET EXPENSES                                                  929                   3,545                  915
                                                     -----------------    --------------------    -----------------
     NET INVESTMENT INCOME (LOSS)                                 (197)                 (3,545)                (915)
                                                     -----------------    --------------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized loss from:
     Investments                                                    --                      --                   --
                                                     -----------------    --------------------    -----------------
  Net unrealized appreciation/depreciation
     on investments                                            229,693                 788,321              120,058
                                                     -----------------    --------------------    -----------------
  Net realized and unrealized gain (loss)
     on investments                                            229,693                 788,321              120,058
                                                     -----------------    --------------------    -----------------
  Net increase (decrease) in net assets
     resulting from operations                       $         229,496    $            784,776    $         119,143
                                                     =================    ====================    =================

                                                                           POWERSHARES
                                                     POWERSHARES             DYNAMIC                                 POWERSHARES
                                                       DYNAMIC         ENERGY EXPLORATION &     POWERSHARES          AEROSPACE &
                                                      UTILITIES            PRODUCTION          LUX NANOTECH            DEFENSE
                                                      PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                  -----------------    --------------------  -----------------    -----------------
                                                   FOR THE PERIOD         FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                                  OCTOBER 26, 2005*     OCTOBER 26, 2005*    OCTOBER 26, 2005*    OCTOBER 26, 2005*
                                                       THROUGH               THROUGH             THROUGH               THROUGH
                                                  OCTOBER 31, 2005       OCTOBER 31, 2005    OCTOBER 31, 2005     OCTOBER 31, 2005
                                                     (UNAUDITED)           (UNAUDITED)          (UNAUDITED)           (UNAUDITED)
                                                  -----------------    --------------------  -----------------    -----------------
INVESTMENT INCOME:
  Dividends                                       $           3,712    $              9,804  $              --    $              28
                                                  -----------------    --------------------  -----------------    -----------------
EXPENSES:
  Advisory fees                                                 377                   3,248              2,461                  363
  Licensing                                                      23                     195                492                   44
  Audit                                                         539                     539                539                  539
  Listing fee and expenses                                      389                     393                392                  293
  Offering costs                                                197                     197                197                  197
  Printing                                                        8                      67                 53                    7
  Administration fees                                            19                     162                123                   18
  Registration & filings                                        159                     159                159                  159
  Accounting                                                     11                      98                 74                   11
  Trustees                                                        2                      17                 13                    2
  Custodian and transfer agent fees                               4                      33                 25                    4
  Legal                                                           3                      24                 19                    3
  Other expenses                                                275                     286                284                  275
                                                  -----------------    --------------------  -----------------    -----------------
     TOTAL EXPENSES                                           2,006                   5,418              4,831                1,915
  Less fees waived:
     Advisory                                                  (377)                   (876)              (937)                (363)
  Less: Other fees assumed by the Adviser                      (705)                     --                 --                 (719)
                                                  -----------------    --------------------  -----------------    -----------------
     NET EXPENSES                                               924                   4,542              3,894                  833
                                                  -----------------    --------------------  -----------------    -----------------
     NET INVESTMENT INCOME (LOSS)                             2,788                   5,262             (3,894)                (805)
                                                  -----------------    --------------------  -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized loss from:
     Investments                                                 --                      --                 --                   --
                                                  -----------------    --------------------  -----------------    -----------------
  Net unrealized appreciation/depreciation
     on investments                                         156,394               2,786,039            (90,944)             (12,700)
                                                  -----------------    --------------------  -----------------    -----------------
  Net realized and unrealized gain (loss)
     on investments                                         156,394               2,786,039            (90,944)             (12,700)
                                                  -----------------    --------------------  -----------------    -----------------
  Net increase (decrease) in net assets
     resulting from operations                    $         159,182    $          2,791,301  $         (94,838)   $         (13,505)
                                                  =================    ====================  =================    =================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   POWERSHARES                              POWERSHARES
                                                                  DYNAMIC MARKET                            DYNAMIC OTC
                                                                    PORTFOLIO                                PORTFOLIO
                                                       ------------------------------------    ------------------------------------
                                                       SIX MONTHS ENDED      FOR THE YEAR      SIX MONTHS ENDED      FOR THE YEAR
                                                       OCTOBER 31, 2005         ENDED          OCTOBER 31, 2005          ENDED
                                                         (UNAUDITED)        APRIL 30, 2005       (UNAUDITED)        APRIL 30, 2005
                                                       ----------------    ----------------    ----------------    ----------------
OPERATIONS:
  Net investment income (loss)                         $      1,296,338    $      1,281,300    $         93,919    $        (30,229)
  Net realized gain (loss) on investments                    13,556,120          18,332,720           4,415,095           1,444,299
  Net change in unrealized appreciation/depreciation
    on investments                                           28,345,974          (2,695,196)          4,834,492           3,831,933
                                                       ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in net assets
      resulting from operations                              43,198,432          16,918,824           9,343,506           5,246,003
                                                       ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      (1,425,946)         (1,056,515)           (158,645)                 --
                                                       ----------------    ----------------    ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold                                 522,069,895         485,012,060         135,756,730          93,231,719
  Value of shares repurchased                              (310,288,827)       (303,199,586)        (77,252,480)        (67,548,001)
                                                       ----------------    ----------------    ----------------    ----------------
  Net increase in net assets resulting from
    share transactions                                      211,781,068         181,812,474          58,504,250          25,683,718
                                                       ----------------    ----------------    ----------------    ----------------
    INCREASE IN NET ASSETS                                  253,553,554         197,674,783          67,689,111          30,929,721

NET ASSETS:
  Beginning of period                                       283,620,331          85,945,548          65,747,055          34,817,334
                                                       ----------------    ----------------    ----------------    ----------------
  End of period                                        $    537,173,885    $    283,620,331    $    133,436,166    $     65,747,055
                                                       ================    ================    ================    ================
  Undistributed net investment income
    (loss)/(distributions in excess of net
    investment income) at end of period                $         39,157    $        168,765    $        (64,726)   $             --
                                                       ================    ================    ================    ================

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                12,150,000          12,700,000           2,900,000           2,250,000
  Shares repurchased                                         (7,250,000)         (7,900,000)         (1,650,000)         (1,650,000)
  Shares outstanding, beginning of period                     7,252,228           2,452,228           1,551,424             951,424
                                                       ----------------    ----------------    ----------------    ----------------
  Shares outstanding, end of period                          12,152,228           7,252,228           2,801,424           1,551,424
                                                       ================    ================    ================    ================

*  Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                            POWERSHARES
                                                                    POWERSHARES                          HIGH YIELD EQUITY
                                                                   GOLDEN DRAGON                             DIVIDEND
                                                                 HALTER USX CHINA                          ACHIEVERS(TM)
                                                                     PORTFOLIO                               PORTFOLIO
                                                       ------------------------------------    ------------------------------------
                                                                            FOR THE PERIOD                          FOR THE PERIOD
                                                       SIX MONTHS ENDED    DECEMBER 9, 2004*   SIX MONTHS ENDED    DECEMBER 9, 2004*
                                                       OCTOBER 31, 2005        THROUGH         OCTOBER 31, 2005        THROUGH
                                                          (UNAUDITED)       APRIL 30, 2005       (UNAUDITED)        APRIL 30, 2005
                                                       ----------------    ----------------    ----------------    ----------------
OPERATIONS:
  Net investment income (loss)                         $        514,508    $        185,418    $      7,182,044    $      2,874,452
  Net realized gain (loss) on investments                      (686,416)            487,615           5,173,601          (1,810,498)
  Net change in unrealized appreciation/depreciation
    on investments                                              522,100          (3,916,813)          2,018,065          (8,339,603)
                                                       ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in net assets
      resulting from operations                                 350,192          (3,243,780)         14,373,710          (7,275,649)
                                                       ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        (734,208)                 --          (6,710,112)         (2,710,823)
                                                       ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold                                  23,877,876          59,495,034         180,651,278         349,078,454
  Value of shares repurchased                                (6,994,005)         (6,867,200)        (38,036,054)        (24,846,793)
                                                       ----------------    ----------------    ----------------    ----------------
  Net increase in net assets resulting from
    share transactions                                       16,883,871          52,627,834         142,615,224         324,231,661
                                                       ----------------    ----------------    ----------------    ----------------
    INCREASE IN NET ASSETS                                   16,499,855          49,384,054         150,278,822         314,245,189

NET ASSETS:
  Beginning of period                                        49,384,054                  --         314,245,189                  --
                                                       ----------------    ----------------    ----------------    ----------------
  End of period                                        $     65,883,909    $     49,384,054    $    464,524,011    $    314,245,189
                                                       ================    ================    ================    ================
  Undistributed net investment income
    (loss)/(distributions in excess of net
    investment income) at end of period                $        (34,282)   $        185,418    $        622,812    $        150,880
                                                       ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                 1,700,000           4,300,000          12,000,000          23,500,000
  Shares repurchased                                           (500,000)           (500,000)         (2,500,000)         (1,700,000)
  Shares outstanding, beginning of period                     3,800,000                  --          21,800,000                  --
                                                       ----------------    ----------------    ----------------    ----------------
  Shares outstanding, end of period                           5,000,000           3,800,000          31,300,000          21,800,000
                                                       ================    ================    ================    ================

                                                                    POWERSHARES
                                                                 WILDERHILL CLEAN
                                                                      ENERGY
                                                                    PORTFOLIO
                                                       ------------------------------------
                                                                           FOR THE  PERIOD
                                                       SIX MONTHS ENDED     MARCH 3, 2005*
                                                       OCTOBER 31, 2005       THROUGH
                                                         (UNAUDITED)        APRIL 30, 2005
                                                       ----------------    ----------------
OPERATIONS:
  Net investment income (loss)                         $       (109,524)   $        (12,511)
  Net realized gain (loss) on investments                     1,905,159            (216,715)
  Net change in unrealized appreciation/depreciation
    on investments                                           (7,544,333)         (4,235,790)
                                                       ----------------    ----------------
    Net increase (decrease) in net assets
      resulting from operations                              (5,748,698)         (4,465,016)
                                                       ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              --                  --
                                                       ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold                                 160,761,090          32,906,261
  Value of shares repurchased                               (13,436,464)         (1,428,808)
                                                       ----------------    ----------------
  Net increase in net assets resulting from
    share transactions                                      147,324,626          31,477,453
                                                       ----------------    ----------------
    INCREASE IN NET ASSETS                                  141,575,928          27,012,437

NET ASSETS:
  Beginning of period                                        27,012,437                  --
                                                       ----------------    ----------------
  End of period                                        $    168,588,365    $     27,012,437
                                                       ================    ================
  Undistributed net investment income
    (loss)/(distributions in excess of net
    investment income) at end of period                $       (109,524)   $             --
                                                       ================    ================
CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                 9,600,000           2,200,000
  Shares repurchased                                           (800,000)           (100,000)
  Shares outstanding, beginning of period                     2,100,000                  --
                                                       ----------------    ----------------
  Shares outstanding, end of period                          10,900,000           2,100,000
                                                       ================    ================

                                                                   POWERSHARES                             POWERSHARES
                                                                DYNAMIC LARGE CAP                       DYNAMIC LARGE CAP
                                                                      GROWTH                                 VALUE
                                                                    PORTFOLIO                              PORTFOLIO
                                                       ------------------------------------    ------------------------------------
                                                                             FOR THE PERIOD                         FOR THE PERIOD
                                                       SIX MONTHS ENDED      MARCH 3, 2005*    SIX MONTHS ENDED     MARCH 3, 2005*
                                                       OCTOBER 31, 2005        THROUGH         OCTOBER 31, 2005        THROUGH
                                                         (UNAUDITED)         APRIL 30, 2005        (UNAUDITED)      APRIL 30, 2005
                                                       ----------------    ----------------    ----------------    ----------------
OPERATIONS:
  Net investment income (loss)                         $         (9,312)   $          1,784    $        140,941    $         33,128
  Net realized gain (loss) on investments                       171,204               8,604             121,491                  --
  Net change in unrealized appreciation/depreciation
    on investments                                            1,526,263            (380,323)          1,083,418            (293,068)
                                                       ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in net assets resulting
      from operations                                         1,688,155            (369,935)          1,345,850            (259,940)
                                                       ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              --                  --            (132,957)             (8,554)
                                                       ----------------    ----------------    ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold                                  41,767,094           8,836,990          21,619,332          10,434,433
  Value of shares repurchased                                (7,581,827)                 --          (3,059,644)                 --
                                                       ----------------    ----------------    ----------------    ----------------
  Net increase in net assets resulting from share
    transactions                                             34,185,267           8,836,990          18,559,688          10,434,433
                                                       ----------------    ----------------    ----------------    ----------------
    INCREASE IN NET ASSETS                                   35,873,422           8,467,055          19,772,581          10,165,939

NET ASSETS:
  Beginning of period                                         8,467,055                  --          10,165,939                  --
                                                       ----------------    ----------------    ----------------    ----------------
  End of period                                        $     44,340,477    $      8,467,055    $     29,938,520    $     10,165,939
                                                       ================    ================    ================    ================
  Undistributed net investment income
    (loss)/(distributions in excess of net investment
    income) at end of period                           $         (7,528)   $          1,784    $         32,558    $         24,574
                                                       ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                 2,800,000             600,000           1,400,000             700,000
  Shares repurchased                                           (500,000)                 --            (200,000)                 --
  Shares outstanding, beginning of period                       600,000                  --             700,000                  --
                                                       ----------------    ----------------    ----------------    ----------------
  Shares outstanding, end of period                           2,900,000             600,000           1,900,000             700,000
                                                       ================    ================    ================    ================

*  Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    POWERSHARES                             POWERSHARES
                                                                  DYNAMIC MID CAP                         DYNAMIC MID CAP
                                                                      GROWTH                                   VALUE
                                                                    PORTFOLIO                                PORTFOLIO
                                                       ------------------------------------    ------------------------------------
                                                                            FOR THE PERIOD                          FOR THE PERIOD
                                                       SIX MONTHS ENDED     MARCH 3, 2005*     SIX MONTHS ENDED     MARCH 3, 2005*
                                                       OCTOBER 31, 2005        THROUGH         OCTOBER 31, 2005        THROUGH
                                                         (UNAUDITED)        APRIL 30, 2005       (UNAUDITED)        APRIL 30, 2005
                                                       ----------------    ----------------    ----------------    ----------------
OPERATIONS:
  Net investment income (loss)                         $        (16,024)   $         (2,756)   $         84,313    $        107,020
  Net realized gain (loss) on investments                       114,629                  48             253,129                (959)
  Net change in unrealized appreciation/depreciation
    on investments                                            1,680,219            (572,471)            654,205            (431,514)
                                                       ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in net assets resulting
      from operations                                         1,778,824            (575,179)            991,647            (325,453)
                                                       ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              --                  --             (82,024)            (14,070)
                                                       ----------------    ----------------    ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold                                  22,184,624           8,924,219          14,065,050          10,465,342
  Value of shares repurchased                                (6,276,853)                 --          (6,194,788)                 --
                                                       ----------------    ----------------    ----------------    ----------------
  Net increase in net assets resulting from share
    transactions                                             15,907,771           8,924,219           7,870,262          10,465,342
                                                       ----------------    ----------------    ----------------    ----------------
    INCREASE IN NET ASSETS                                   17,686,595           8,349,040           8,779,885          10,125,819

NET ASSETS:
  Beginning of period                                         8,349,040                  --          10,125,819                  --
                                                       ----------------    ----------------    ----------------    ----------------
  End of period                                        $     26,035,635    $      8,349,040    $     18,905,704    $     10,125,819
                                                       ================    ================    ================    ================
  Undistributed net investment income
    (loss)/(distributions in excess of net investment
    income) at end of period                           $        (16,024)   $             --    $         95,239    $         92,950
                                                       ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                 1,400,000             600,000             900,000             700,000
  Shares repurchased                                           (400,000)                 --            (400,000)                 --
  Shares outstanding, beginning of period                       600,000                  --             700,000                  --
                                                       ----------------    ----------------    ----------------    ----------------
  Shares outstanding, end of period                           1,600,000             600,000           1,200,000             700,000
                                                       ================    ================    ================    ================

                                                                    POWERSHARES
                                                                 DYNAMIC SMALL CAP
                                                                      GROWTH
                                                                     PORTFOLIO
                                                       ------------------------------------
                                                                            FOR THE PERIOD
                                                       SIX MONTHS ENDED     MARCH 3, 2005*
                                                       OCTOBER 31, 2005        THROUGH
                                                         (UNAUDITED)        APRIL 30, 2005
                                                       ----------------    ----------------
OPERATIONS:
  Net investment income (loss)                         $        (26,671)   $         (7,226)
  Net realized gain (loss) on investments                       319,986                  (1)
  Net change in unrealized appreciation/depreciation
    on investments                                              751,128            (821,618)
                                                       ----------------    ----------------
    Net increase (decrease) in net assets resulting
      from operations                                         1,044,443            (828,845)
                                                       ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              --                  --
                                                       ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold                                  14,347,998          10,556,073
  Value of shares repurchased                                (6,252,437)                 --
                                                       ----------------    ----------------
  Net increase in net assets resulting from share
    transactions                                              8,095,561          10,556,073
                                                       ----------------    ----------------
    INCREASE IN NET ASSETS                                    9,140,004           9,727,228

NET ASSETS:
  Beginning of period                                         9,727,228                  --
                                                       ----------------    ----------------
  End of period                                        $     18,867,232    $      9,727,228
                                                       ================    ================
  Undistributed net investment income
    (loss)/(distributions in excess of net investment
    income) at end of period                           $        (26,671)   $             --
                                                       ================    ================
CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                   900,000             700,000
  Shares repurchased                                           (400,000)                 --
  Shares outstanding, beginning of period                       700,000                  --
                                                       ----------------    ----------------
  Shares outstanding, end of period                           1,200,000             700,000
                                                       ================    ================

                                                                                             POWERSHARES
                                                                                                DYNAMIC          POWERSHARES
                                                                POWERSHARES                 BIOTECHNOLOGY &     DYNAMIC FOOD &
                                                             DYNAMIC SMALL CAP                  GENOME           BEVERAGE
                                                              VALUE PORTFOLIO                  PORTFOLIO          PORTFOLIO
                                                   ------------------------------------    ----------------    ----------------
                                                                                            FOR THE PERIOD      FOR THE PERIOD
                                                                        FOR THE PERIOD      JUNE 23, 2005*      JUNE 23, 2005*
                                                   SIX MONTHS ENDED     MARCH 3, 2005*         THROUGH              THROUGH
                                                   OCTOBER 31, 2005        THROUGH         OCTOBER 31, 2005    OCTOBER 31, 2005
                                                      (UNAUDITED)       APRIL 30, 2005       (UNAUDITED)          (UNAUDITED)
                                                   ----------------    ----------------    ----------------    ----------------
OPERATIONS:
  Net investment income (loss)                     $         78,205    $          6,769    $       (179,714)   $         68,629
  Net realized gain (loss) on investments                  (107,562)                105           1,582,185            (240,844)
  Net unrealized appreciation/depreciation on
    investments                                           1,069,944            (880,298)         (1,892,573)           (806,924)
                                                   ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in net assets
      resulting from operations                           1,040,587            (873,424)           (490,102)           (979,139)
                                                   ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                     (73,764)                 --                  --             (72,832)
                                                   ----------------    ----------------    ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold                              22,896,593          10,524,352         141,226,942          26,885,819
  Value of shares repurchased                            (4,563,552)                 --         (18,634,532)         (2,880,899)
                                                   ----------------    ----------------    ----------------    ----------------
  Net increase in net assets resulting from
    share transactions                                   18,333,041          10,524,352         122,592,410          24,004,920
                                                   ----------------    ----------------    ----------------    ----------------
    INCREASE IN NET ASSETS                               19,299,864           9,650,928         122,102,308          22,952,949


NET ASSETS:
  Beginning of period                                     9,650,928                  --                  --                  --
                                                   ----------------    ----------------    ----------------    ----------------
  End of period                                    $     28,950,792    $      9,650,928    $    122,102,308    $     22,952,949
                                                   ================    ================    ================    ================
  Undistributed net investment income
    (loss)/(distributions in excess of net
    investment income) at end of period            $         11,210    $          6,769    $       (179,714)   $         (4,203)
                                                   ================    ================    ================    ================

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                             1,500,000             700,000           8,600,000           1,800,000
  Shares repurchased                                       (300,000)                 --          (1,100,000)           (200,000)
  Shares outstanding, beginning of period                   700,000                  --                  --                  --
                                                   ----------------    ----------------    ----------------    ----------------
  Shares outstanding, end of period                       1,900,000             700,000           7,500,000           1,600,000
                                                   ================    ================    ================    ================

*  Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                      POWERSHARES        POWERSHARES          POWERSHARES        POWERSHARES
                                                   DYNAMIC LEISURE &       DYNAMIC              DYNAMIC            DYNAMIC
                                                    ENTERTAINMENT           MEDIA             NETWORKING       PHARMACEUTICALS
                                                      PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
                                                   -----------------   ----------------    ----------------    ----------------
                                                    FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                                    JUNE 23, 2005*      JUNE 23, 2005*      JUNE 23, 2005*      JUNE 23, 2005*
                                                       THROUGH             THROUGH             THROUGH             THROUGH
                                                   OCTOBER 31, 2005    OCTOBER 31, 2005    OCTOBER 31, 2005    OCTOBER 31, 2005
                                                      (UNAUDITED)        (UNAUDITED)         (UNAUDITED)          (UNAUDITED)
                                                   -----------------   ----------------    ----------------    ----------------
OPERATIONS:
  Net investment income (loss)                     $         (3,121)   $         19,611    $        (57,974)   $         25,507
  Net realized gain (loss) on investments                  (611,263)           (390,376)             19,975             749,405
  Net unrealized appreciation/depreciation on
    investments                                            (627,020)         (1,512,057)            212,021               1,862
                                                   ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in net assets
      resulting from operations                          (1,241,404)         (1,882,822)            174,022             776,774
                                                   ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          --             (29,682)                 --             (29,860)
                                                   ----------------    ----------------    ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold                              28,186,695          28,554,924          27,048,309          33,661,108
  Value of shares repurchased                            (2,809,507)         (2,977,097)         (3,074,223)         (3,227,766)
                                                   ----------------    ----------------    ----------------    ----------------
  Net increase in net assets resulting from
    share transactions                                   25,377,188          25,577,827          23,974,086          30,433,342
                                                   ----------------    ----------------    ----------------    ----------------
    INCREASE IN NET ASSETS                               24,135,784          23,665,323          24,148,108          31,180,256


NET ASSETS:
  Beginning of period                                            --                  --                  --                  --
                                                   ----------------    ----------------    ----------------    ----------------
  End of period                                    $     24,135,784    $     23,665,323    $     24,148,108    $     31,180,256
                                                   ================    ================    ================    ================
  Undistributed net investment income
    (loss)/(distributions in excess of net
    investment income) at end of period            $         (3,121)   $        (10,071)   $        (57,974)   $         (4,353)
                                                   ================    ================    ================    ================

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                             1,900,000           1,900,000           1,800,000           2,200,000
  Shares repurchased                                       (200,000)           (200,000)           (200,000)           (200,000)
  Shares outstanding, beginning of period                        --                  --                  --                  --
                                                   ----------------    ----------------    ----------------    ----------------
  Shares outstanding, end of period                       1,700,000           1,700,000           1,600,000           2,000,000
                                                   ================    ================    ================    ================

                                                      POWERSHARES        POWERSHARES
                                                        DYNAMIC            DYNAMIC            POWERSHARES
                                                    SEMICONDUCTORS        SOFTWARE          ZACKS MICRO CAP
                                                       PORTFOLIO          PORTFOLIO            PORTFOLIO
                                                   ----------------    ----------------    ----------------
                                                    FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                                    JUNE 23, 2005*      JUNE 23, 2005*     AUGUST 18, 2005*
                                                       THROUGH             THROUGH             THROUGH
                                                   OCTOBER 31, 2005    OCTOBER 31, 2005    OCTOBER 31, 2005
                                                     (UNAUDITED)          (UNAUDITED)         (UNAUDITED)
                                                   ----------------    ----------------    ----------------
OPERATIONS:
  Net investment income (loss)                     $        (77,157)   $        (61,061)   $         (3,134)
  Net realized gain (loss) on investments                   665,271             485,331            (806,952)
  Net unrealized appreciation/depreciation on
    investments                                          (2,441,036)          2,984,687          (2,940,922)
                                                   ----------------    ----------------    ----------------
    Net increase (decrease) in net assets
      resulting from operations                          (1,852,922)          3,408,957          (3,751,008)
                                                   ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          --                  --                  --
                                                   ----------------    ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold                              71,440,004          32,051,698          99,489,719
  Value of shares repurchased                            (9,557,219)         (3,231,997)        (11,891,424)
                                                   ----------------    ----------------    ----------------
  Net increase in net assets resulting from
    share transactions                                   61,882,785          28,819,701          87,598,295
                                                   ----------------    ----------------    ----------------
    INCREASE IN NET ASSETS                               60,029,863          32,228,658          83,847,287

NET ASSETS:
  Beginning of period                                            --                  --                  --
                                                   ----------------    ----------------    ----------------
  End of period                                    $     60,029,863    $     32,228,658    $     83,847,287
                                                   ================    ================    ================
  Undistributed net investment income
    (loss)/(distributions in excess of net
    investment income) at end of period            $        (77,157)   $        (61,061)   $         (3,134)
                                                   ================    ================    ================

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                             4,600,000           2,100,000           6,600,000
  Shares repurchased                                       (600,000)           (200,000)           (800,000)
  Shares outstanding, beginning of period                        --                  --                  --
                                                   ----------------    ----------------    ----------------
  Shares outstanding, end of period                       4,000,000           1,900,000           5,800,000
                                                   ================    ================    ================

                                                   POWERSHARES          POWERSHARES
                                                  INTERNATIONAL       HIGH GROWTH RATE       POWERSHARES          POWERSHARES
                                                    DIVIDEND             DIVIDEND             DIVIDEND              DYNAMIC
                                                  ACHIEVERS(TM)        ACHIEVERS(TM)        ACHIEVERS(TM)     OIL & GAS SERVICES
                                                    PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
                                               -------------------  -------------------  -------------------  ------------------
                                                 FOR THE PERIOD       FOR THE PERIOD        FOR THE PERIOD      FOR THE PERIOD
                                               SEPTEMBER 15, 2005*  SEPTEMBER 15, 2005*  SEPTEMBER 15, 2005*  OCTOBER 26, 2005*
                                                     THROUGH             THROUGH               THROUGH             THROUGH
                                                 OCTOBER 31, 2005     OCTOBER 31, 2005     OCTOBER 31, 2005    OCTOBER 31, 2005
                                                   (UNAUDITED)          (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
                                               -------------------  -------------------  -------------------  ------------------
OPERATIONS:
  Net investment income (loss)                 $            90,040  $            48,325  $            29,167  $             (234)
  Net realized loss on investments                        (210,077)              (2,543)             (29,103)                 --
  Net unrealized appreciation/depreciation on
    investments                                         (1,440,769)              68,491             (188,073)          2,628,202
                                               -------------------  -------------------  -------------------  ------------------
    Net increase (decrease) in net assets
      resulting from operations                         (1,560,806)             114,273             (188,009)          2,627,968
                                               -------------------  -------------------  -------------------  ------------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold                             56,602,431           26,479,308           26,629,518          30,571,126
  Value of shares repurchased                           (1,448,464)                  --                   --                  --
                                               -------------------  -------------------  -------------------  ------------------
  Net increase in net assets resulting from
    share transactions                                  55,153,967           26,479,308           26,629,518          30,571,126
                                               -------------------  -------------------  -------------------  ------------------
    INCREASE IN NET ASSETS                              53,593,161           26,593,581           26,441,509          33,199,094

NET ASSETS:
  Beginning of period                                           --                   --                   --                  --
                                               -------------------  -------------------  -------------------  ------------------
  End of period                                $        53,593,161  $        26,593,581  $        26,441,509  $       33,199,094
                                               ===================  ===================  ===================  ==================
  Undistributed net investment income
    (loss)/(distributions in excess of net
    investment income) at end of period        $            90,040  $            48,325  $            29,167  $             (234)
                                               ===================  ===================  ===================  ==================

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                            3,800,000            1,800,000            1,800,000           2,000,000
  Shares repurchased                                      (100,000)                  --                   --                  --
  Shares outstanding, beginning of period                       --                   --                   --                  --
                                               -------------------  -------------------  -------------------  ------------------
  Shares outstanding, end of period                      3,700,000            1,800,000            1,800,000           2,000,000
                                               ===================  ===================  ===================  ==================

*  Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                           POWERSHARES
                                                  POWERSHARES           POWERSHARES           DYNAMIC            POWERSHARES
                                                    DYNAMIC               DYNAMIC           BUILDING &             DYNAMIC
                                                   INSURANCE              RETAIL           CONSTRUCTION           UTILITIES
                                                   PORTFOLIO             PORTFOLIO           PORTFOLIO            PORTFOLIO
                                               -------------------  -------------------  -------------------  ------------------
                                                 FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                                OCTOBER 26, 2005*    OCTOBER 26, 2005*    OCTOBER 26, 2005*    OCTOBER 26, 2005*
                                                    THROUGH              THROUGH              THROUGH               THROUGH
                                                OCTOBER 31, 2005     OCTOBER 31, 2005     OCTOBER 31, 2005     OCTOBER 31, 2005
                                                  (UNAUDITED)          (UNAUDITED)           (UNAUDITED)          (UNAUDITED)
                                               -------------------  -------------------  -------------------  ------------------
OPERATIONS:
  Net investment income (loss)                 $              (197) $            (3,545) $              (915) $            2,788
  Net realized loss on investments                              --                   --                   --                  --
  Net unrealized appreciation/depreciation on
    investments                                            229,693              788,321              120,058             156,394
                                               -------------------  -------------------  -------------------  ------------------
    Net increase (decrease) in net assets
      resulting from operations                            229,496              784,776              119,143             159,182
                                               -------------------  -------------------  -------------------  ------------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold                              4,537,419           30,093,713            4,511,814           4,539,240
  Value of shares repurchased                                   --                   --                   --                  --
                                               -------------------  -------------------  -------------------  ------------------
  Net increase in net assets resulting from
    share transactions                                   4,537,419           30,093,713            4,511,814           4,539,240
                                               -------------------  -------------------  -------------------  ------------------
    INCREASE IN NET ASSETS                               4,766,915           30,878,489            4,630,957           4,698,422

NET ASSETS:
  Beginning of period                                           --                   --                   --                  --
                                               -------------------  -------------------  -------------------  ------------------
  End of period                                $         4,766,915  $        30,878,489  $         4,630,957  $        4,698,422
                                               ===================  ===================  ===================  ==================
  Undistributed net investment income
    (loss)/(distributions in excess of net
    investment income) at end of period        $              (197) $            (3,545) $              (915) $            2,788
                                               ===================  ===================  ===================  ==================

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                              300,000            2,000,000              300,000             300,000
  Shares repurchased                                            --                   --                   --                  --
  Shares outstanding, beginning of period                       --                   --                   --                  --
                                               -------------------  -------------------  -------------------  ------------------
  Shares outstanding, end of period                        300,000            2,000,000              300,000             300,000
                                               ===================  ===================  ===================  ==================

                                                   POWERSHARES
                                                      DYNAMIC                                POWERSHARES
                                                ENERGY EXPLORATION      POWERSHARES          AEROSPACE &
                                                  & PRODUCTION         LUX NANOTECH            DEFENSE
                                                     PORTFOLIO           PORTFOLIO            PORTFOLIO
                                               -------------------  -------------------  -------------------
                                                 FOR THE PERIOD        FOR THE PERIOD      FOR THE PERIOD
                                                OCTOBER 26, 2005*    OCTOBER 26, 2005*    OCTOBER 26, 2005*
                                                    THROUGH              THROUGH              THROUGH
                                                OCTOBER 31, 2005     OCTOBER 31, 2005     OCTOBER 31, 2005
                                                  (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
                                               -------------------  -------------------  -------------------
OPERATIONS:
  Net investment income (loss)                 $            5,262   $            (3,894) $              (805)
  Net realized loss on investments                             --                    --                   --
  Net unrealized appreciation/depreciation on
    investments                                         2,786,039               (90,944)             (12,700)
                                               -------------------  -------------------  -------------------
    Net increase (decrease) in net assets
      resulting from operations                         2,791,301               (94,838)             (13,505)
                                               -------------------  -------------------  -------------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold                            37,912,203            30,110,719            4,470,862
  Value of shares repurchased                                  --                    --                   --
                                               -------------------  -------------------  -------------------
  Net increase in net assets resulting from
    share transactions                                 37,912,203            30,110,719            4,470,862
                                               -------------------  -------------------  -------------------
    INCREASE IN NET ASSETS                             40,703,504            30,015,881            4,457,357


NET ASSETS:
  Beginning of period                                          --                    --                   --
                                               -------------------  -------------------  -------------------
  End of period                                $       40,703,504   $        30,015,881  $         4,457,357
                                               ===================  ===================  ===================
  Undistributed net investment income
    (loss)/(distributions in excess of net
    investment income) at end of period        $            5,262   $            (3,894) $              (805)
                                               ===================  ===================  ===================

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                           2,500,000             2,000,000              300,000
  Shares repurchased                                           --                    --                   --
  Shares outstanding, beginning of period                      --                    --                   --
                                               -------------------  -------------------  -------------------
  Shares outstanding, end of period                     2,500,000             2,000,000              300,000
                                               ===================  ===================  ===================

FINANCIAL HIGHLIGHTS

POWERSHARES DYNAMIC MARKET PORTFOLIO

                                                                                        FOR THE YEAR
                                           SIX MONTHS ENDED        FOR THE YEAR         MAY 1, 2003*
                                           OCTOBER 31, 2005            ENDED              THROUGH
                                              (UNAUDITED)         APRIL 30, 2005        APRIL 30, 2004
                                           ----------------       --------------       ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of
    period                                 $          39.11       $          35.05     $          26.99+
                                           ----------------       ----------------     ----------------
  Net investment income**                              0.13                   0.26                 0.15+
  Net realized and unrealized gain on
    investments                                        5.12                   4.02                 8.09+
                                           ----------------       ----------------     ----------------
    Total from operations                              5.25                   4.28                 8.24+
                                           ----------------       ----------------     ----------------

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                               (0.16)                 (0.22)               (0.18)+
                                           ----------------       ----------------     ----------------
  Net asset value at end of period         $          44.20       $          39.11     $          35.05+
                                           ----------------       ----------------     ----------------
TOTAL RETURN***                                       13.44%                 12.23%               30.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's
    omitted)                               $        537,174       $        283,620     $         85,946
  Ratio to average net assets of:
    Expenses, net of waivers                           0.61%++                0.60%                0.60%
    Expenses, prior to waivers                         0.62%++                0.70%                1.26%
    Net investment income, net of
      waivers                                          0.61%++                0.68%                0.46%
  Portfolio turnover rate +++                            35%                    94%                  58%

POWERSHARES DYNAMIC OTC PORTFOLIO

                                                                                         FOR THE YEAR
                                           SIX MONTHS ENDED        FOR THE YEAR          MAY 1, 2003*
                                           OCTOBER 31, 2005            ENDED                THROUGH
                                              (UNAUDITED)         APRIL 30, 2005        APRIL 30, 2004
                                           ----------------       --------------       ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of
    period                                 $          42.38       $          36.59     $          28.57+
                                           ----------------       ----------------     ----------------
  Net investment income (loss)**                       0.04                  (0.03)               (0.04)+
  Net realized and unrealized gain on
    investments                                        5.27                   5.82                 8.06+
                                           ----------------       ----------------     ----------------
    Total from operations                              5.31                   5.79                 8.02+
                                           ----------------       ----------------     ----------------

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                               (0.06)                    --                   --
                                           ----------------       ----------------     ----------------
  Net asset value at end of period         $          47.63       $          42.38     $          36.59+
                                           ----------------       ----------------     ----------------
TOTAL RETURN:***                                      12.53%                 15.81%               28.07%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's
    omitted)                               $        133,436       $         65,747     $         34,817
  Ratio to average net assets of:
    Expenses, net of waivers                           0.60%++                0.60%                0.60%
    Expenses, prior to waivers                         0.70%++                1.06%                1.66%
    Net investment income (loss), net
     of waivers                                        0.16%++               (0.06)%              (0.10)%
  Portfolio turnover rate +++                            35%                   112%                  79%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Per share amounts have been adjusted for 4 for 1 stock split (See Note 8).
++   Annualized.
+++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO

                                                                            FOR THE PERIOD
                                                     SIX MONTHS ENDED      DECEMBER 9, 2004*
                                                     OCTOBER 31, 2005           THROUGH
                                                        (UNAUDITED)         APRIL 30, 2005
                                                     ----------------      ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period             $          13.00      $          14.55
                                                     ----------------      ----------------
  Net investment income**                                        0.14                  0.06
  Net realized and unrealized gain
    (loss) on investments                                        0.20                 (1.61)
                                                     ----------------      ----------------
    Total from operations                                        0.34                 (1.55)
                                                     ----------------      ----------------

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (0.16)                   --
                                                     ----------------      ----------------
  Net asset value at end of period                   $          13.18      $          13.00
                                                     ----------------      ----------------
TOTAL RETURN:***                                                 2.57%               (10.68)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's
    omitted)                                         $         65,884      $         49,384
  Ratio to average net assets of:
    Expenses, net of waivers                                     0.73%+                0.70%+
    Expenses, prior to waivers                                   0.99%+                0.97%+
    Net investment income, net of waivers                        1.69%+                1.24%+
  Portfolio turnover rate ++                                        2%                    9%

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO

                                                                            FOR THE PERIOD
                                                     SIX MONTHS ENDED      DECEMBER 9, 2004*
                                                     OCTOBER 31, 2005           THROUGH
                                                        (UNAUDITED)         APRIL 30, 2005
                                                     ----------------      ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period             $          14.41      $          14.79
                                                     ----------------      ----------------
  Net investment income**                                        0.26                  0.18
  Net realized and unrealized gain
    (loss) on investments                                        0.41                 (0.39)
                                                     ----------------      ----------------
    Total from operations                                        0.67                 (0.21)
                                                     ----------------      ----------------

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (0.24)                (0.17)
                                                     ----------------      ----------------
  Net asset value at end of period                   $          14.84      $          14.41
                                                     ----------------      ----------------
TOTAL RETURN:***                                                 4.61%                (1.44)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's
    omitted)                                         $        464,524      $        314,245
  Ratio to average net assets of:
    Expenses, net of waivers                                     0.61%+                0.60%+
    Expenses, prior to waivers                                   0.68%+                0.66%+
    Net investment income, net of waivers                        3.42%+                3.57%+
  Portfolio turnover rate ++                                        3%                   21%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO

                                                                            FOR THE PERIOD
                                                     SIX MONTHS ENDED       MARCH 3, 2005*
                                                     OCTOBER 31, 2005          THROUGH
                                                        (UNAUDITED)         APRIL 30, 2005
                                                     ----------------      ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period             $          12.86      $          15.61
                                                     ----------------      ----------------
  Net investment loss**                                         (0.02)                (0.01)
  Net realized and unrealized gain
    (loss) on investments                                        2.63                 (2.74)
                                                     ----------------      ----------------
    Total from operations                                        2.61                 (2.75)
                                                     ----------------      ----------------
  Net asset value at end of period                   $          15.47      $          12.86
                                                     ----------------      ----------------
TOTAL RETURN:***                                                20.24%               (17.59)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's
    omitted)                                         $        168,588      $         27,012
  Ratio to average net assets of:
    Expenses, net of waivers                                     0.73%+                0.70%+
    Expenses, prior to waivers                                   0.81%+                1.35%+
    Net investment loss, net of waivers                         (0.28)%+              (0.31)%+
  Portfolio turnover rate ++                                        2%                    9%

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO

                                                                            FOR THE PERIOD
                                                     SIX MONTHS ENDED       MARCH 3, 2005*
                                                     OCTOBER 31, 2005          THROUGH
                                                        (UNAUDITED)         APRIL 30, 2005
                                                     ----------------      ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period             $          14.11      $          14.83
                                                     ----------------      ----------------
  Net investment income (loss)**                                (0.01)                 0.00(a)
  Net realized and unrealized gain
    (loss) on investments                                        1.19                 (0.72)
                                                     ----------------      ----------------
    Total from operations                                        1.18                 (0.72)
                                                     ----------------      ----------------
  Net asset value at end of period                   $          15.29      $          14.11
                                                     ----------------      ----------------
TOTAL RETURN:***                                                 8.35%                (4.87)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)        $         44,340      $          8,467
  Ratio to average net assets of:
    Expenses, net of waivers                                     0.66%+                0.63%+
    Expenses, prior to waivers                                   0.88%+                2.45%+
    Net investment income (loss), net of
      waivers                                                   (0.06)%+               0.13%+
  Portfolio turnover rate ++                                       75%                    2%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)  Amount represents less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO

                                                                            FOR THE PERIOD
                                                     SIX MONTHS ENDED       MARCH 3, 2005*
                                                     OCTOBER 31, 2005          THROUGH
                                                        (UNAUDITED)         APRIL 30, 2005
                                                     ----------------      ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period             $          14.52      $          15.00
                                                     ----------------      ----------------
  Net investment income**                                        0.12                  0.05
  Net realized and unrealized gain
    (loss) on investments                                        1.24                 (0.52)
                                                     ----------------      ----------------
    Total from operations                                        1.36                 (0.47)
                                                     ----------------      ----------------

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (0.12)                (0.01)
                                                     ----------------      ----------------
  Net asset value at end of period                   $          15.76      $          14.52
                                                     ----------------      ----------------
TOTAL RETURN:***                                                 9.31%                (3.11)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's
    omitted)                                         $         29,938      $         10,166
  Ratio to average net assets of:
    Expenses, net of waivers                                     0.68%+                0.63%+
    Expenses, prior to waivers                                   1.07%+                2.16%+
    Net investment income, net of waivers                        1.56%+                1.99%+
  Portfolio turnover rate ++                                       25%                    0%

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO

                                                                            FOR THE PERIOD
                                                     SIX MONTHS ENDED       MARCH 3, 2005*
                                                     OCTOBER 31, 2005          THROUGH
                                                        (UNAUDITED)         APRIL 30, 2005
                                                     ----------------      ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period             $          13.92      $          15.01
                                                     ----------------      ----------------
  Net investment loss**                                         (0.02)                (0.01)
  Net realized and unrealized gain
    (loss) on investments                                        2.37                 (1.08)
                                                     ----------------      ----------------
    Total from operations                                        2.35                 (1.09)
                                                     ----------------      ----------------
  Net asset value at end of period                   $          16.27      $          13.92
                                                     ----------------      ----------------
TOTAL RETURN:***                                                16.94%                (7.30)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)        $         26,036      $          8,349
  Ratio to average net assets of:
    Expenses, net of waivers                                     0.70%+                0.63%+
    Expenses, prior to waivers                                   1.17%+                2.45%+
    Net investment loss, net of waivers                         (0.21)%+              (0.20)%+
  Portfolio turnover rate ++                                       58%                    1%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO

                                                                            FOR THE PERIOD
                                                     SIX MONTHS ENDED       MARCH 3, 2005*
                                                     OCTOBER 31, 2005          THROUGH
                                                        (UNAUDITED)         APRIL 30, 2005
                                                     ----------------      ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period             $          14.47      $          15.10
                                                     ----------------      ----------------
  Net investment income**                                        0.10                  0.15
  Net realized and unrealized gain
    (loss) on investments                                        1.28                 (0.76)
                                                     ----------------      ----------------
    Total from operations                                        1.38                 (0.61)
                                                     ----------------      ----------------

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (0.10)                (0.02)
                                                     ----------------      ----------------
  Net asset value at end of period                   $          15.75      $          14.47
                                                     ----------------      ----------------
TOTAL RETURN:***                                                 9.58%                (4.07)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's
    omitted)                                         $         18,906      $         10,126
  Ratio to average net assets of:
    Expenses, net of waivers                                     0.71%+                0.63%+
    Expenses, prior to waivers                                   1.30%+                2.14%+
    Net investment income, net of waivers                        1.32%+                6.34%+
  Portfolio turnover rate ++                                       52%                    1%

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO

                                                                            FOR THE PERIOD
                                                     SIX MONTHS ENDED       MARCH 3, 2005*
                                                     OCTOBER 31, 2005          THROUGH
                                                        (UNAUDITED)         APRIL 30, 2005
                                                     ----------------      ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period             $          13.90      $          15.11
                                                     ----------------      ----------------
  Net investment loss**                                         (0.03)                (0.01)
  Net realized and unrealized gain
    (loss) on investments                                        1.85                 (1.20)
                                                     ----------------      ----------------
    Total from operations                                        1.82                 (1.21)
                                                     ----------------      ----------------
  Net asset value at end of period                   $          15.72      $          13.90
                                                     ----------------      ----------------
TOTAL RETURN:***                                                13.15%                (8.02)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's
    omitted)                                         $         18,867      $          9,727
  Ratio to average net assets of:
    Expenses, net of waivers                                     0.71%+                0.63%+
    Expenses, prior to waivers                                   1.28%+                2.34%+
    Net investment loss, net of waivers                         (0.41)%+              (0.48)%+
  Portfolio turnover rate ++                                       61%                    0%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO

                                                                            FOR THE PERIOD
                                                     SIX MONTHS ENDED       MARCH 3, 2005*
                                                     OCTOBER 31, 2005          THROUGH
                                                        (UNAUDITED)         APRIL 30, 2005
                                                     ----------------      ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period             $          13.79      $          15.06
                                                     ----------------      ----------------
  Net investment income**                                        0.07                  0.01
  Net realized and unrealized gain
    (loss) on investments                                        1.44                 (1.28)
                                                     ----------------      ----------------
    Total from operations                                        1.51                 (1.27)
                                                     ----------------      ----------------

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (0.06)                   --
                                                     ----------------      ----------------
  Net asset value at end of period                   $          15.24      $          13.79
                                                     ----------------      ----------------
TOTAL RETURN:***                                                10.97%                (8.46)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's
    omitted)                                         $         28,951      $          9,651
  Ratio to average net assets of:
    Expenses, net of waivers                                     0.69%+                0.63%+
    Expenses, prior to waivers                                   1.08%+                2.36%+
    Net investment income, net of waivers                        0.86%+                0.45%+
  Portfolio turnover rate ++                                       76%                    0%

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO

                                                                            FOR THE PERIOD
                                                                            JUNE 23, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                           ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          14.71
                                                                           ----------------
  Net investment loss**                                                               (0.03)
  Net realized and unrealized gain on
    investments                                                                        1.60
                                                                           ----------------
    Total from operations                                                              1.57
                                                                           ----------------
  Net asset value at end of period                                         $          16.28
                                                                           ----------------
TOTAL RETURN:***                                                                      10.68%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $        122,102
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.65%+
    Expenses, prior to waivers                                                         0.65%+
    Net investment loss, net of waivers                                               (0.57)%+
  Portfolio turnover rate ++                                                             28%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO

                                                                            FOR THE PERIOD
                                                                            JUNE 23, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                           ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          14.85
                                                                           ----------------
  Net investment income**                                                              0.04
  Net realized and unrealized loss on investments                                     (0.49)
                                                                           ----------------
    Total from operations                                                             (0.45)
                                                                           ----------------

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income**                                                             (0.05)
                                                                           ----------------
  Net asset value at end of period                                         $          14.35
                                                                           ----------------
TOTAL RETURN:***                                                                      (3.08)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         22,953
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.72%+
    Expenses, prior to waivers                                                         0.85%+
    Net investment income, net of waivers                                              0.82%+
  Portfolio turnover rate ++                                                             40%

POWERSHARES DYNAMIC LEISURE & ENTERTAINMENT PORTFOLIO

                                                                            FOR THE PERIOD
                                                                            JUNE 23, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                           ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          14.77
                                                                           ----------------
  Net investment loss**                                                               (0.00)(a)
  Net realized and unrealized loss on investments                                     (0.57)
                                                                           ----------------
    Total from operations                                                             (0.57)
                                                                           ----------------
  Net asset value at end of period                                         $          14.20
                                                                           ----------------
TOTAL RETURN:***                                                                      (3.87)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         24,136
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.72%+
    Expenses, prior to waivers                                                         0.86%+
    Net investment loss, net of waivers                                               (0.04)%+
  Portfolio turnover rate ++                                                             29%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)  Amount represents less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC MEDIA PORTFOLIO

                                                                            FOR THE PERIOD
                                                                            JUNE 23, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                           ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          14.93
                                                                           ----------------
  Net investment income**                                                              0.01
  Net realized and unrealized loss on investments                                     (1.00)
                                                                           ----------------
    Total from operations                                                             (0.99)
                                                                           ----------------

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income**                                                             (0.02)
                                                                           ----------------
  Net asset value at end of period                                         $          13.92
                                                                           ----------------
TOTAL RETURN:***                                                                      (6.64)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         23,665
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.71%+
    Expenses, prior to waivers                                                         0.84%+
    Net investment income, net of waivers                                              0.22%+
  Portfolio turnover rate ++                                                             21%

POWERSHARES DYNAMIC NETWORKING PORTFOLIO

                                                                            FOR THE PERIOD
                                                                            JUNE 23, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                           ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          14.96
                                                                           ----------------
  Net investment loss**                                                               (0.04)
  Net realized and unrealized gain on investments                                      0.17
                                                                           ----------------
    Total from operations                                                              0.13
                                                                           ----------------
  Net asset value at end of period                                         $          15.09
                                                                           ----------------
TOTAL RETURN:***                                                                       0.91%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         24,148
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.72%+
    Expenses, prior to waivers                                                         0.84%+
    Net investment loss, net of waivers                                               (0.66)%+
  Portfolio turnover rate ++                                                             23%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO

                                                                            FOR THE PERIOD
                                                                            JUNE 23, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                           ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          14.84
                                                                           ----------------
  Net investment income**                                                              0.01
  Net realized and unrealized gain on investments                                      0.75
                                                                           ----------------
    Total from operations                                                              0.76
                                                                           ----------------

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income**                                                             (0.01)
                                                                           ----------------
  Net asset value at end of period                                         $          15.59
                                                                           ----------------
TOTAL RETURN:***                                                                       5.18%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         31,180
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.70%+
    Expenses, prior to waivers                                                         0.80%+
    Net investment income, net of waivers                                              0.25%+
  Portfolio turnover rate ++                                                              7%

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO

                                                                            FOR THE PERIOD
                                                                            JUNE 23, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                           ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          14.93
                                                                           ----------------
  Net investment loss**                                                               (0.02)
  Net realized and unrealized gain on investments                                      0.10
                                                                           ----------------
    Total from operations                                                              0.08
                                                                           ----------------
  Net asset value at end of period                                         $          15.01
                                                                           ----------------
TOTAL RETURN:***                                                                       0.49%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         60,030
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.67%+
    Expenses, prior to waivers                                                         0.71%+
    Net investment loss, net of waivers                                               (0.43)%+
  Portfolio turnover rate ++                                                             25%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO

                                                                            FOR THE PERIOD
                                                                            JUNE 23, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                           ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          14.98
                                                                           ----------------
  Net investment loss**                                                               (0.03)
  Net realized and unrealized gain on investments                                      2.01
                                                                           ----------------
    Total from operations                                                              1.98
                                                                           ----------------
  Net asset value at end of period                                         $          16.96
                                                                           ----------------
TOTAL RETURN:***                                                                      13.22%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         32,229
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.70%+
    Expenses, prior to waivers                                                         0.80%+
    Net investment loss, net of waivers                                               (0.58)%+
  Portfolio turnover rate ++                                                             29%

POWERSHARES ZACKS MICRO CAP PORTFOLIO

                                                                            FOR THE PERIOD
                                                                           AUGUST 18, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                           ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          14.79
                                                                           ----------------
  Net investment loss**                                                               (0.00)(a)
  Net realized and unrealized loss on investments                                     (0.33)
                                                                           ----------------
    Total from operations                                                             (0.33)
                                                                           ----------------
  Net asset value at end of period                                         $          14.46
                                                                           ----------------
TOTAL RETURN:***                                                                      (2.28)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         83,847
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.72%+
    Expenses, prior to waivers                                                         0.74%+
    Net investment loss, net of waivers                                               (0.02)%+
  Portfolio turnover rate ++                                                             47%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)  Amount represents less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO

                                                                            FOR THE PERIOD
                                                                          SEPTEMBER 15, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                          ------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          14.96
                                                                           ----------------
  Net investment income**                                                              0.03
  Net realized and unrealized loss on investments                                     (0.51)
                                                                           ----------------
    Total from operations                                                             (0.48)
                                                                           ----------------
  Net asset value at end of period                                         $          14.48
                                                                           ----------------
TOTAL RETURN:***                                                                      (3.20)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         53,593
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.64%+
    Expenses, prior to waivers                                                         0.69%+
    Net investment income, net of waivers                                              1.40%+
  Portfolio turnover rate ++                                                              0%

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO

                                                                            FOR THE PERIOD
                                                                          SEPTEMBER 15, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                          ------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          14.78
                                                                           ----------------
  Net investment income**                                                              0.03
  Net realized and unrealized loss on investments                                     (0.04)
                                                                           ----------------
    Total from operations                                                             (0.01)
                                                                           ----------------
  Net asset value at end of period                                         $          14.77
                                                                           ----------------
TOTAL RETURN:***                                                                      (0.06)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         26,594
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.68%+
    Expenses, prior to waivers                                                         0.85%+
    Net investment income, net of waivers                                              1.60%+
  Portfolio turnover rate ++                                                              2%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO

                                                                            FOR THE PERIOD
                                                                          SEPTEMBER 15, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                          ------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          14.84
                                                                           ----------------
  Net investment income**                                                              0.02
  Net realized and unrealized loss on investments                                     (0.17)
                                                                           ----------------
    Total from operations                                                             (0.15)
                                                                           ----------------
  Net asset value at end of period                                         $          14.69
                                                                           ----------------
TOTAL RETURN:***                                                                      (1.03)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         26,442
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.68%+
    Expenses, prior to waivers                                                         0.85%+
    Net investment income, net of waivers                                              0.96%+
  Portfolio turnover rate ++                                                              2%

POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO

                                                                            FOR THE PERIOD
                                                                           OCTOBER 26, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                          ------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          16.43
                                                                           ----------------
  Net investment loss**                                                               (0.00)(a)
  Net realized and unrealized gain on investments                                      0.17
                                                                           ----------------
  Total from operations                                                                0.17
                                                                           ----------------
  Net asset value at end of period                                         $          16.60
                                                                           ----------------
TOTAL RETURN:***                                                                       1.04%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         33,199
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.69%+
    Expenses, prior to waivers                                                         0.86%+
    Net investment loss, net of waivers                                               (0.04)%+
  Portfolio turnover rate ++                                                              0%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)  Amount represents less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC INSURANCE PORTFOLIO

                                                                            FOR THE PERIOD
                                                                           OCTOBER 26, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                          ------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          15.44
                                                                           ----------------
  Net investment loss**                                                               (0.00)(a)
  Net realized and unrealized gain on investments                                      0.45
                                                                           ----------------
    Total from operations                                                              0.45
                                                                           ----------------
  Net asset value at end of period                                         $          15.89
                                                                           ----------------
TOTAL RETURN:***                                                                       2.88%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $          4,767
  Ratio to average net assets of:
    Expenses, net of waivers                                                           1.22%+
    Expenses, prior to waivers                                                         2.64%+
    Net investment loss, net of waivers                                               (0.26)%+
  Portfolio turnover rate ++                                                              0%

POWERSHARES DYNAMIC RETAIL PORTFOLIO

                                                                            FOR THE PERIOD
                                                                           OCTOBER 26, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                          ------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          15.13
                                                                           ----------------
  Net investment loss**                                                               (0.00)(a)
  Net realized and unrealized gain on investments                                      0.31
                                                                           ----------------
    Total from operations                                                              0.31
                                                                           ----------------
  Net asset value at end of period                                         $          15.44
                                                                           ----------------
TOTAL RETURN:***                                                                       2.02%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         30,878
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.72%+
    Expenses, prior to waivers                                                         0.91%+
    Net investment loss, net of waivers                                               (0.72)%+
  Portfolio turnover rate ++                                                              0%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)  Amount represents less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO

                                                                            FOR THE PERIOD
                                                                           OCTOBER 26, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                          ------------------

PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          15.26
                                                                           ----------------
  Net investment loss**                                                               (0.00)(a)
  Net realized and unrealized gain on investments                                      0.18
                                                                           ----------------
    Total from operations                                                              0.18
                                                                           ----------------
  Net asset value at end of period                                         $          15.44
                                                                           ----------------
TOTAL RETURN:***                                                                       1.18%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $          4,631
  Ratio to average net assets of:
    Expenses, net of waivers                                                           1.24%+
    Expenses, prior to waivers                                                         2.70%+
    Net investment loss, net of waivers                                               (1.24)%+
  Portfolio turnover rate ++                                                              0%

POWERSHARES DYNAMIC UTILITIES PORTFOLIO

                                                                            FOR THE PERIOD
                                                                           OCTOBER 26, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                          ------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          15.32
                                                                           ----------------
  Net investment income**                                                              0.01
  Net realized and unrealized gain on investments                                      0.33
                                                                           ----------------
    Total from operations                                                              0.34
                                                                           ----------------
  Net asset value at end of period                                         $          15.66
                                                                           ----------------
TOTAL RETURN:***                                                                       2.26%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $          4,698
  Ratio to average net assets of:
    Expenses, net of waivers                                                           1.22%+
    Expenses, prior to waivers                                                         2.66%+
    Net investment income, net of waivers                                              3.70%+
  Portfolio turnover rate ++                                                              0%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)  Amount represents less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO

                                                                            FOR THE PERIOD
                                                                           OCTOBER 26, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                          ------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          16.03
                                                                           ----------------
  Net investment income**                                                              0.00(a)
  Net realized and unrealized gain on investments                                      0.25
                                                                           ----------------
    Total from operations                                                              0.25
                                                                           ----------------
  Net asset value at end of period                                         $          16.28
                                                                           ----------------
TOTAL RETURN:***                                                                       1.54%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         40,704
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.70%+
    Expenses, prior to waivers                                                         0.83%+
    Net investment income, net of waivers                                              0.81%+
  Portfolio turnover rate ++                                                              0%

POWERSHARES LUX NANOTECH PORTFOLIO

                                                                            FOR THE PERIOD
                                                                           OCTOBER 26, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                          ------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          15.32
                                                                           ----------------
  Net investment loss**                                                               (0.00)(a)
  Net realized and unrealized loss on investments                                     (0.31)
                                                                           ----------------
    Total from operations                                                             (0.31)
                                                                           ----------------
  Net asset value at end of period                                         $          15.01
                                                                           ----------------
TOTAL RETURN:***                                                                      (2.05)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $         30,016
  Ratio to average net assets of:
    Expenses, net of waivers                                                           0.79%+
    Expenses, prior to waivers                                                         0.98%+
    Net investment loss, net of waivers                                               (0.79)%+
  Portfolio turnover rate ++                                                              0%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)  Amount represents less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO

                                                                            FOR THE PERIOD
                                                                           OCTOBER 26, 2005*
                                                                               THROUGH
                                                                           OCTOBER 31, 2005
                                                                              (UNAUDITED)
                                                                          ------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value at beginning of period                                   $          14.91
                                                                           ----------------
  Net investment loss**                                                               (0.00)(a)
  Net realized and unrealized loss on investments                                     (0.05)
                                                                           ----------------
    Total from operations                                                             (0.05)
                                                                           ----------------
  Net asset value at end of period                                         $          14.86
                                                                           ----------------
TOTAL RETURN:***                                                                      (0.36)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted)                              $          4,457
  Ratio to average net assets of:
    Expenses, net of waivers                                                           1.15%+
    Expenses, prior to waivers                                                         2.64%+
    Net investment loss, net of waivers                                               (1.11)%+
  Portfolio turnover rate ++                                                              0%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)  Amount represents less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

POWERSHARES EXCHANGE-TRADED FUND TRUST
October 31, 2005 (UNAUDITED)

Note 1. Organization
PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of thirty-one portfolios:

     PowerShares Dynamic Market Portfolio - "Dynamic Market Portfolio"

     PowerShares Dynamic OTC Portfolio - "Dynamic OTC Portfolio"

     PowerShares Golden Dragon Halter USX China Portfolio - "Golden Dragon Halter USX China Portfolio"

     PowerShares High Yield Equity Dividend Achievers(TM) Portfolio - "High Yield Equity Dividend Achievers(TM) Portfolio"

     PowerShares WilderHill Clean Energy Portfolio - "WilderHill Clean Energy Portfolio"

     PowerShares Dynamic Large Cap Growth Portfolio - "Dynamic Large Cap Growth Portfolio"

     PowerShares Dynamic Large Cap Value Portfolio - "Dynamic Large Cap Value Portfolio"

     PowerShares Dynamic Mid Cap Growth Portfolio - "Dynamic Mid Cap Growth Portfolio"

     PowerShares Dynamic Mid Cap Value Portfolio - "Dynamic Mid Cap Value Portfolio"

     PowerShares Dynamic Small Cap Growth Portfolio - "Dynamic Small Cap Growth Portfolio"

     PowerShares Dynamic Small Cap Value Portfolio - "Dynamic Small Cap Value Portfolio"

     PowerShares Dynamic Biotechnology & Genome Portfolio - "Dynamic Biotechnology & Genome Portfolio"

     PowerShares Dynamic Food & Beverage Portfolio - "Dynamic Food & Beverage Portfolio"

     PowerShares Dynamic Leisure & Entertainment Portfolio - "Dynamic Leisure & Entertainment Portfolio"

     PowerShares Dynamic Media Portfolio - "Dynamic Media Portfolio"

     PowerShares Dynamic Networking Portfolio - "Dynamic Networking Portfolio"

     PowerShares Dynamic Pharmaceuticals Portfolio - "Dynamic Pharmaceuticals Portfolio"

     PowerShares Dynamic Semiconductors Portfolio - "Dynamic Semiconductors Portfolio"

     PowerShares Dynamic Software Portfolio - "Dynamic Software Portfolio"

     PowerShares Zacks Micro Cap Portfolio - "Zacks Micro Cap Portfolio"

     PowerShares International Dividend Achievers(TM) Portfolio - "International Dividend Achievers(TM) Portfolio"

     PowerShares High Growth Rate Dividend Achievers(TM) Portfolio - "High Growth Rate Dividend Achievers(TM) Portfolio"

     PowerShares Dividend Achievers(TM) Portfolio - "Dividend Achievers(TM) Portfolio"

     PowerShares Dynamic Oil & Gas Services Portfolio - "Dynamic Oil & Gas Services Portfolio"

     PowerShares Dynamic Insurance Portfolio - "Dynamic Insurance Portfolio"

     PowerShares Dynamic Retail Portfolio - "Dynamic Retail Portfolio"

     PowerShares Dynamic Building & Construction Portfolio - "Dynamic Building & Construction Portfolio"

     PowerShares Dynamic Utilities Portfolio - "Dynamic Utilities Portfolio"

     PowerShares Dynamic Energy Exploration & Production Portfolio - "Dynamic Energy Exploration & Production Portfolio"

     PowerShares Lux Nanotech Portfolio - "Lux Nanotech Portfolio"

     PowerShares Aerospace & Defense Portfolio - "Aerospace & Defense Portfolio"

Each portfolio represents a separate series of beneficial interest in the Trust (the "Fund" or "Funds"). The Funds' shares are listed on the American Stock Exchange and traded on the American Stock Exchange at market prices that may differ to some degree from net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of the following equity indices:

     Dynamic Market Portfolio - the Dynamic Market Intellidex Index

     Dynamic OTC Portfolio - the Dynamic OTC Intellidex Index

     Golden Dragon Halter USX China Portfolio - the USX China Index

     High Yield Equity Dividend Achievers(TM) Portfolio - the Dividend Achievers(TM) 50 Index

     WilderHill Clean Energy Portfolio - the WilderHill Clean Energy Index

     Dynamic Large Cap Growth Portfolio - the Dynamic Large Cap Growth Intellidex Index

     Dynamic Large Cap Value Portfolio - the Dynamic Large Cap Value Intellidex Index

     Dynamic Mid Cap Growth Portfolio - the Dynamic Mid Cap Growth Intellidex Index

     Dynamic Mid Cap Value Portfolio - the Dynamic Mid Cap Value Intellidex
     Index

     Dynamic Small Cap Growth Portfolio - the Dynamic Small Cap Growth Intellidex Index

     Dynamic Small Cap Value Portfolio - the Dynamic Small Cap Value Intellidex Index

     Dynamic Biotechnology & Genome Portfolio - the Dynamic Biotechnology & Genome Intellidex(SM) Index

     Dynamic Food & Beverage Portfolio - the Dynamic Food & Beverage IntellidexSM Index

     Dynamic Leisure & Entertainment Portfolio - the Dynamic Leisure & Entertainment Intellidex(SM) Index

     Dynamic Media Portfolio - the Dynamic Media Intellidex(SM) Index

     Dynamic Networking Portfolio - the Dynamic Networking Intellidex(SM) Index

     Dynamic Pharmaceuticals Portfolio - the Dynamic Pharmaceuticals Intellidex(SM) Index

     Dynamic Semiconductors Portfolio - the Dynamic Semiconductors Intellidex(SM) Index

     Dynamic Software Portfolio - the Dynamic Software Intellidex(SM) Index

     Zacks Micro Cap Portfolio - the Zacks Micro Cap Index

     International Dividend Achievers(TM) Portfolio - the International Dividend Achievers(TM) Index

     High Growth Rate Dividend Achievers(TM) Portfolio - the High Growth Rate Dividend Achievers(TM) Index

     Dividend Achievers(TM) Portfolio - the Broad Dividend Achievers(TM) Index

     Dynamic Oil & Gas Services Portfolio - the Dynamic Oil Services Intellidex(SM) Index

     Dynamic Insurance Portfolio - the Dynamic Insurance Intellidex(SM) Index

     Dynamic Retail Portfolio - the Dynamic Retail Intellidex(SM) Index

     Dynamic Building & Construction Portfolio - the Dynamic Building & Construction Intellidex(SM) Index

     Dynamic Utilities Portfolio - the Dynamic Utilities Intellidex(SM) Index

     Dynamic Energy Exploration & Production Portfolio - the Dynamic Energy Exploration & Production Intellidex(SM) Index

     Lux Nanotech Portfolio - the Lux Nanotech Index(TM)

     Aerospace & Defense Portfolio - the SPADE(TM) Defense Index

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. SECURITY VALUATION
Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees.

B. FEDERAL INCOME TAXES
Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

C. INVESTMENT INCOME
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

D. EXPENSES
Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS
Each Fund declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually.

Note 3. Advisory, Administration and Other Transactions with Affiliates PowerShares Capital Management LLC ("Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs, and providing certain clerical, bookkeeping and other administrative services. The Adviser's fee is accrued daily and is payable at the following annual rates:

                                                                              % OF AVERAGE
                                                                            DAILY NET ASSETS
                                                                            ----------------
Dynamic Market Portfolio                                                         .50%
Dynamic OTC Portfolio                                                            .50%
Golden Dragon Halter USX China Portfolio                                         .50%
High Yield Equity Dividend Achievers(TM) Portfolio                               .40%
WilderHill Clean Energy Portfolio                                                .50%
Dynamic Large Cap Growth Portfolio                                               .50%
Dynamic Large Cap Value Portfolio                                                .50%
Dynamic Mid Cap Growth Portfolio                                                 .50%
Dynamic Mid Cap Value Portfolio                                                  .50%
Dynamic Small Cap Growth Portfolio                                               .50%
Dynamic Small Cap Value Portfolio                                                .50%
Dynamic Biotechnology & Genome Portfolio                                         .50%
Dynamic Food & Beverage Portfolio                                                .50%
Dynamic Leisure & Entertainment Portfolio                                        .50%
Dynamic Media Portfolio                                                          .50%
Dynamic Networking Portfolio                                                     .50%
Dynamic Pharmaceuticals Portfolio                                                .50%
Dynamic Semiconductors Portfolio                                                 .50%
Dynamic Software Portfolio                                                       .50%
Zacks Micro Cap Portfolio                                                        .50%
International Dividend Achievers(TM) Portfolio                                   .40%
High Growth Rate Dividend Achievers(TM) Portfolio                                .40%
Dividend Achievers(TM) Portfolio                                                 .40%
Dynamic Oil & Gas Services Portfolio                                             .50%
Dynamic Insurance Portfolio                                                      .50%
Dynamic Retail Portfolio                                                         .50%
Dynamic Building & Construction Portfolio                                        .50%
Dynamic Utilities Portfolio                                                      .50%
Dynamic Energy Exploration & Production Portfolio                                .50%
Lux Nanotech Portfolio                                                           .50%
Aerospace & Defense Portfolio                                                    .50%

For the period ended October 31, 2005, the Adviser waived and assumed the following fees and expenses:

                                                                FEES WAIVED     EXPENSES ASSUMED
                                                               ---------------  -----------------
Dynamic Market Portfolio                                       $        21,027  $              --
Dynamic OTC Portfolio                                                   58,943                 --
Golden Dragon Halter USX China Portfolio                                79,524                 --
High Yield Equity Dividend Achievers(TM) Portfolio                     155,764                 --
WilderHill Clean Energy Portfolio                                       30,489                 --
Dynamic Large Cap Growth Portfolio                                      32,005                 --
Dynamic Large Cap Value Portfolio                                       35,040                 --
Dynamic Mid Cap Growth Portfolio                                        36,637                 --
Dynamic Mid Cap Value Portfolio                                         31,864              5,234
Dynamic Small Cap Growth Portfolio                                      32,284              4,521
Dynamic Small Cap Value Portfolio                                       35,291                 --
Dynamic Biotechnology & Genome Portfolio                                   975                 --
Dynamic Food & Beverage Portfolio                                       11,116                 --

                                                                 FEES WAIVED    EXPENSES ASSUMED
                                                               --------------- -----------------
Dynamic Leisure & Entertainment Portfolio                      $        11,165 $              --
Dynamic Media Portfolio                                                 10,921                --
Dynamic Networking Portfolio                                            10,898                --
Dynamic Pharmaceuticals Portfolio                                       10,267                --
Dynamic Semiconductors Portfolio                                         6,757                --
Dynamic Software Portfolio                                              10,136                --
Zacks Micro Cap Portfolio                                                3,751                --
International Dividend Achievers(TM) Portfolio                           3,252                --
High Growth Rate Dividend Achievers(TM) Portfolio                        5,081                --
Dividend Achievers(TM) Portfolio                                         5,074                --
Dynamic Oil & Gas Services Portfolio                                       917                --
Dynamic Insurance Portfolio                                                381               701
Dynamic Retail Portfolio                                                   937                --
Dynamic Building & Construction Portfolio                                  370               713
Dynamic Utilities Portfolio                                                377               705
Dynamic Energy Exploration & Production Portfolio                          876                --
Lux Nanotech Portfolio                                                     937                --
Aerospace & Defense Portfolio                                              363               719

The Bank of New York is the administrator, custodian and fund accounting and transfer agent for each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, licensing fees (except as to the Dynamic Market Portfolio and the Dynamic OTC Portfolio), offering costs, taxes and extraordinary expenses) from exceeding 0.60% (0.50% for the High Yield Equity Dividend Achievers(TM) Portfolio, International Dividend Achievers(TM) Portfolio, High Growth Rate Dividend Achievers(TM) Portfolio and Dividend Achievers(TM) Portfolio) of average net assets per year, at least until April 30, 2006 while some extend at least until 4/30/07. Offering costs excluded from the expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) Securities and Exchange Commission ("SEC") and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its investment advisory fees and/or assume certain operating expenses of the Fund in order to maintain the expense ratio of each Fund at or below 0.60% (or 0.50%, as is the case with the High Yield Equity Dividend Achievers(TM) Portfolio, International Dividend Achievers(TM) Portfolio, High Growth Rate Dividend Achievers(TM) Portfolio and Dividend Achievers(TM) Portfolio), excluding the expenses set forth above (the "Expense Cap"). Except as to the Dynamic Market Portfolio and the Dynamic OTC Portfolio, expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap:

Dynamic Market Portfolio                                               .60%
Dynamic OTC Portfolio                                                  .60%
Golden Dragon Halter USX China Portfolio                               .60%
High Yield Equity Dividend Achievers(TM) Portfolio                     .50%

WilderHill Clean Energy Portfolio                                      .60%
Dynamic Large Cap Growth Portfolio                                     .60%
Dynamic Large Cap Value Portfolio                                      .60%
Dynamic Mid Cap Growth Portfolio                                       .60%
Dynamic Mid Cap Value Portfolio                                        .60%
Dynamic Small Cap Growth Portfolio                                     .60%
Dynamic Small Cap Value Portfolio                                      .60%
Dynamic Biotechnology & Genome Portfolio                               .60%
Dynamic Food & Beverage Portfolio                                      .60%
Dynamic Leisure & Entertainment Portfolio                              .60%
Dynamic Media Portfolio                                                .60%
Dynamic Networking Portfolio                                           .60%
Dynamic Pharmaceuticals Portfolio                                      .60%
Dynamic Semiconductors Portfolio                                       .60%
Dynamic Software Portfolio                                             .60%
Zacks Micro Cap Portfolio                                              .60%
International Dividend Achievers(TM) Portfolio                         .50%
High Growth Rate Dividend Achievers(TM) Portfolio                      .50%
Dividend Achievers(TM) Portfolio                                       .50%
Dynamic Oil & Gas Services Portfolio                                   .60%
Dynamic Insurance Portfolio                                            .60%
Dynamic Retail Portfolio                                               .60%
Dynamic Building & Construction Portfolio                              .60%
Dynamic Utilities Portfolio                                            .60%
Dynamic Energy Exploration & Production Portfolio                      .60%
Lux Nanotech Portfolio                                                 .60%
Aerospace & Defense Portfolio                                          .60%

The Expense Agreement does not apply to the Dynamic Market Portfolio and Dynamic OTC Portfolio. Accordingly, expenses of these Funds borne by the Adviser are not subject to reimbursement.

There were no expenses reimbursed to the Adviser during the period ended October 31, 2005 under the Expense Agreement.

NOTE 4. FEDERAL INCOME TAX
At October 31, 2005, the cost of investments for Federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

                                                                   UNREALIZED
                                                                  APPRECIATION/    GROSS UNREALIZED   GROSS UNREALIZED
                                                    COST          DEPRECIATION       APPRECIATION      DEPRECIATION
                                               ---------------   ---------------   ----------------   ----------------
Dynamic Market Portfolio                       $   512,474,411   $    24,934,070   $     42,464,100   $   (17,530,030)
Dynamic OTC Portfolio                              127,710,420         5,830,699          9,961,864        (4,131,165)
Golden Dragon Halter USX China Portfolio            69,320,644        (3,394,713)         4,586,120        (7,980,833)
High Yield Equity Dividend
Achievers(TM) Portfolio                            471,249,399        (6,321,538)         9,434,118       (15,755,656)
WilderHill Clean Energy Portfolio                  180,481,175       (11,780,123)         3,697,062       (15,477,185)
Dynamic Large Cap Growth Portfolio                  43,173,867         1,145,940          2,165,030        (1,019,090)
Dynamic Large Cap Value Portfolio                   29,120,857           790,350          1,446,176          (655,826)
Dynamic Mid Cap Growth Portfolio                    24,959,853         1,107,748          1,850,262          (742,514)
Dynamic Mid Cap Value Portfolio                     18,678,004           222,691            668,325          (445,634)

                                                                   UNREALIZED
                                                                  APPRECIATION/    GROSS UNREALIZED   GROSS UNREALIZED
                                                    COST          DEPRECIATION       APPRECIATION      DEPRECIATION
                                               ---------------   ---------------   ----------------   ----------------
Dynamic Small Cap Growth Portfolio             $    18,980,640   $       (70,490)   $       899,806   $      (970,296)
Dynamic Small Cap Value Portfolio                   28,745,674           189,646          1,144,572          (954,926)
Dynamic Biotechnology & Genome
Portfolio                                          124,244,653        (1,892,573)         4,960,472        (6,853,045)
Dynamic Food & Beverage Portfolio                   23,764,032          (806,924)           586,193        (1,393,117)
Dynamic Leisure & Entertainment
Portfolio                                           24,778,814          (627,020)           804,550        (1,431,570)
Dynamic Media Portfolio                             25,194,137        (1,512,057)           515,073        (2,027,130)
Dynamic Networking Portfolio                        23,994,693           212,021          1,540,216        (1,328,195)
Dynamic Pharmaceuticals Portfolio                   31,185,080             1,862          1,898,336        (1,896,474)
Dynamic Semiconductors Portfolio                    62,571,049        (2,441,036)         1,722,901        (4,163,937)
Dynamic Software Portfolio                          29,312,550         2,984,687          3,135,134          (150,447)
Zacks Micro Cap Portfolio                           86,801,192        (2,940,922)         2,958,807        (5,899,729)
International Dividend
Achievers(TM) Portfolio                             55,026,813        (1,440,769)           411,160        (1,851,929)
High Growth Rate Dividend
Achievers(TM) Portfolio                             26,482,770            68,491            789,850          (721,359)
Dividend Achievers(TM) Portfolio                    26,537,326          (188,073)           546,737          (734,810)
Dynamic Oil & Gas Services Portfolio                30,571,125         2,628,202          2,628,202                --
Dynamic Insurance Portfolio                          4,537,419           229,693            232,712            (3,019)
Dynamic Retail Portfolio                            30,093,713           788,321            861,879           (73,558)
Dynamic Building & Construction
Portfolio                                            4,511,814           120,058            144,938           (24,880)
Dynamic Utilities Portfolio                          4,539,240           156,394            156,879              (485)
Dynamic Energy Exploration &
Production Portfolio                                37,912,203         2,786,039          2,786,039                --
Lux Nanotech Portfolio                              30,110,719           (90,944)           448,124          (539,068)
Aerospace & Defense Portfolio                        4,470,862           (12,700)            74,767           (87,467)

At April 30, 2005, the components of accumulated loss on a tax-basis were as follows:

                                           NET ACCUMULATED     UNREALIZED
                             ACCUMULATED  CAPITAL AND OTHER   APPRECIATION/   GROSS UNREALIZED  GROSS UNREALIZED TOTAL ACCUMULATED
                               EARNINGS     GAINS/LOSSES      DEPRECIATION       APPRECIATION     DEPRECIATION     EARNINGS/LOSS
                             -----------  -----------------   -------------    ---------------  ---------------- -----------------
Dynamic Market Portfolio     $   168,765   $   (14,168,077)   $  (3,726,638)   $    11,428,563   $ (15,155,201)   $ (17,725,950)
Dynamic OTC Portfolio                 --        (6,200,881)         776,264          4,332,503      (3,556,239)      (5,424,617)
Golden Dragon Halter USX
  China Portfolio                281,200                --       (4,015,843)           740,128      (4,755,971)      (3,734,643)
High Yield Equity Dividend
  Achievers(TM) Portfolio        150,880                --       (8,785,461)         2,433,973     (11,219,434)      (8,634,581)
WilderHill Clean Energy
  Portfolio                           --                --       (4,429,677)           493,896      (4,923,573)      (4,429,677)
Dynamic Large Cap Growth
  Portfolio                       10,388                --         (380,323)            63,031        (443,354)        (369,935)
Dynamic Large Cap Value
  Portfolio                       24,574                --         (293,068)           103,880        (396,948)        (268,494)
Dynamic Mid Cap Growth
  Portfolio                           --                --         (572,471)           182,197        (754,668)        (572,471)
Dynamic Mid Cap Value
  Portfolio                       92,950                --         (431,514)           271,448        (702,962)        (338,564)
Dynamic Small Cap Growth
  Portfolio                           --                --         (821,618)           336,926      (1,158,544)        (821,618)
Dynamic Small Cap Value
  Portfolio                        6,874                --         (880,298)           138,509      (1,018,807)        (873,424)

DISTRIBUTIONS TO SHAREHOLDERS:
The tax character of distributions paid during the period ended April 30, 2005 was as follows:

                                                                      DISTRIBUTIONS PAID
                                                                         FROM ORDINARY
                                                                            INCOME
                                                                      ------------------
Dynamic Market Portfolio                                              $       1,056,515
High Yield Equity Dividend Achievers(TM) Portfolio                            2,710,823
Dynamic Large Cap Value Portfolio                                                 8,554
Dynamic Mid Cap Value Portfolio                                                  14,070

Certain Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The distribution to shareholders of amounts so applied may be deemed to be a return of capital, for tax purposes.

At April 30, 2005, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                            DYNAMIC MARKET PORTFOLIO

           CAPITAL LOSS
         AVAILABLE THROUGH                                  AMOUNT
         -----------------                            ----------------
               2011                                   $        225,469
               2012                                          8,920,879
               2013                                          5,021,729
                                                      ----------------
                                                      $     14,168,077

                              DYNAMIC OTC PORTFOLIO

           CAPITAL LOSS
         AVAILABLE THROUGH                                  AMOUNT
         -----------------                            ----------------
               2011                                   $        252,044
               2012                                            651,452
               2013                                          5,297,385
                                                      ----------------
                                                      $      6,200,881

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the fund's next taxable year.

During the period ended April 30, 2005, the following Funds incurred and will elect to defer net capital losses as follows:

                                                                                  POST-OCTOBER
                                                                                     LOSSES
                                                                                -----------------
Dynamic Market Portfolio                                                        $       1,064,390(a)
Dynamic OTC Portfolio                                                                   1,410,701
High Yield Equity Dividend Achievers(TM) Portfolio                                      2,710,836
WilderHill Clean Energy Portfolio                                                          87,621
Dynamic Mid Cap Value Portfolio                                                               959
Dynamic Small Cap Growth Portfolio                                                              1

(a) Amount was deferred for tax year December 31, 2004 and recognized during the short tax year for the period January 1, 2005 to April 30, 2005.

At April 30, 2005, in order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, the following adjustments have been made to additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the period ended April 30, 2005, the adjustments were as follows:

                                                                 UNDISTRIBUTED
                                               UNDISTRIBUTED     CAPITAL GAINS/
                                              NET INVESTMENT      (ACCUMULATED         PAID IN
                                               INCOME (LOSS)        LOSSES)            CAPITAL
                                               -------------     ---------------    --------------
Dynamic Market Portfolio                       $   (10,428)      $   (31,845,606)   $   31,856,034
Dynamic OTC Portfolio                               30,229            (8,352,995)        8,322,766
Golden Dragon Halter USX China Portfolio                --              (490,863)          490,863
High Yield Equity Dividend Achievers(TM)
Portfolio                                          (12,749)           (1,346,196)        1,358,945
WilderHill Clean Energy Portfolio                   12,511               (64,793)           52,282
Dynamic Mid Cap Growth Portfolio                     2,756                   (48)           (2,708)
Dynamic Small Cap Growth Portfolio                   7,226                    --            (7,226)

NOTE 5. DISTRIBUTION AGREEMENT
ALPS Distributors, Inc. (the "Distributor") serves as the Distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets of each year for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

NOTE 6. INVESTMENT TRANSACTIONS
For the period ended October 31, 2005, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

                                                                 PURCHASES           SALES
                                                               ---------------   ---------------
Dynamic Market Portfolio                                       $   146,852,334   $   150,448,516
Dynamic OTC Portfolio                                               39,972,659        41,849,145
Golden Dragon Halter USX China Portfolio                             1,046,278         4,964,457
High Yield Equity Dividend Achievers(TM) Portfolio                  12,777,689        23,318,460
WilderHill Clean Energy Portfolio                                    1,305,588        10,386,105
Dynamic Large Cap Growth Portfolio                                  21,780,256        21,778,558
Dynamic Large Cap Value Portfolio                                    4,527,410         4,756,029
Dynamic Mid Cap Growth Portfolio                                     9,146,845         9,097,902
Dynamic Mid Cap Value Portfolio                                      6,527,547         6,675,583
Dynamic Small Cap Growth Portfolio                                   8,088,270         8,074,261
Dynamic Small Cap Value Portfolio                                   13,936,690        13,985,016
Dynamic Biotechnology & Genome Portfolio                            25,594,706        25,912,695
Dynamic Food & Beverage Portfolio                                    9,364,376         9,286,099
Dynamic Leisure & Entertainment Portfolio                            6,786,315         6,803,918
Dynamic Media Portfolio                                              5,126,391         5,464,002
Dynamic Networking Portfolio                                         5,839,985         5,716,661
Dynamic Pharmaceuticals Portfolio                                    2,316,627         2,047,143
Dynamic Semiconductors Portfolio                                    13,662,656        13,411,742
Dynamic Software Portfolio                                           8,687,869         8,826,322
Zacks Micro Cap Portfolio                                           35,937,828        36,894,556
International Dividend Achievers(TM) Portfolio                           4,030         3,292,828
High Growth Rate Dividend Achievers(TM) Portfolio                      565,983           547,429
Dividend Achievers(TM) Portfolio                                       614,489           658,131
Dynamic Oil & Gas Services Portfolio                                        --                --
Dynamic Insurance Portfolio                                                 --                --
Dynamic Retail Portfolio                                                    --                --
Dynamic Building & Construction Portfolio                                   --                --
Dynamic Utilities Portfolio                                                 --                --
Dynamic Energy Exploration & Production Portfolio                           --                --
Lux Nanotech Portfolio                                                      --                --
Aerospace & Defense Portfolio                                               --                --

For the period ended October 31, 2005, in-kind transactions were as follows:

                                                                 PURCHASES           SALES
                                                               ---------------   ---------------
Dynamic Market Portfolio                                       $   528,047,965   $   312,867,710
Dynamic OTC Portfolio                                              135,651,950        75,275,772
Golden Dragon Halter USX China Portfolio                            27,686,025         6,990,374
High Yield Equity Dividend Achievers(TM) Portfolio                 190,002,915        36,480,842
WilderHill Clean Energy Portfolio                                  169,881,101        13,542,134
Dynamic Large Cap Growth Portfolio                                  41,769,334         7,635,328
Dynamic Large Cap Value Portfolio                                   21,099,552         2,371,631

                                                                 PURCHASES           SALES
                                                               ---------------   ---------------
Dynamic Mid Cap Growth Portfolio                               $    20,812,137   $     4,940,377
Dynamic Mid Cap Value Portfolio                                     13,803,427         5,831,102
Dynamic Small Cap Growth Portfolio                                  13,782,045         5,692,042
Dynamic Small Cap Value Portfolio                                   22,613,847         4,259,591
Dynamic Biotechnology & Genome Portfolio                           141,271,295        18,290,837
Dynamic Food & Beverage Portfolio                                   26,669,000         2,742,975
Dynamic Leisure & Entertainment Portfolio                           27,928,311         2,524,756
Dynamic Media Portfolio                                             28,432,464         2,516,916
Dynamic Networking Portfolio                                        27,104,798         3,253,404
Dynamic Pharmaceuticals Portfolio                                   33,040,727         2,882,571
Dynamic Semiconductors Portfolio                                    70,782,128         9,127,265
Dynamic Software Portfolio                                          32,761,598         3,795,977
Zacks Micro Cap Portfolio                                           99,453,763        10,888,890
International Dividend Achievers(TM) Portfolio                      59,668,536         1,142,848
High Growth Rate Dividend Achievers(TM) Portfolio                   26,466,759                --
Dividend Achievers(TM) Portfolio                                    26,610,071                --
Dynamic Oil & Gas Services Portfolio                                30,571,125                --
Dynamic Insurance Portfolio                                          4,537,419                --
Dynamic Retail Portfolio                                            30,093,713                --
Dynamic Building & Construction Portfolio                            4,511,814                --
Dynamic Utilities Portfolio                                          4,539,240                --
Dynamic Energy Exploration & Production Portfolio                   37,912,203                --
Lux Nanotech Portfolio                                              30,110,720                --
Aerospace & Defense Portfolio                                        4,470,862                --

There were no purchases or sales of U.S. government or government agency obligations for the period ended October 31, 2005. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

NOTE 7. CAPITAL
Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 (50,000 for Dynamic Market and Dynamic OTC Portfolios). Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

NOTE 8. STOCK SPLIT
On July 15, 2003, the Board of Trustees of the Trust declared a 4-for-1 stock split for each Fund based on the shares outstanding at the close of business on July 15, 2003. The stock split entitled each shareholder of record three additional shares for every share of the Fund. Consequently, 901,671 shares were issued for PowerShares Dynamic Market Portfolio and 601,068 shares were issued for PowerShares Dynamic OTC Portfolio. All capital share activity and per share data have been restated to reflect these stock splits.

Note 9. Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

SUPPLEMENTAL INFORMATION (UNAUDITED)

TRUSTEES AND OFFICERS
The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                                                                         IN FUND
                                                  LENGTH OF     PRINCIPAL                COMPLEX
NAME, ADDRESS AND AGE OF        POSITION(S)       TIME          OCCUPATION(S) DURING     OVERSEEN       OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEES             WITH TRUST        SERVED*       PAST 5 YEARS             BY TRUSTEES    HELD BY TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
H. Bruce Bond (42)             Trustee and        Since         Managing Director,       31             None
PowerShares Capital              Chief            2003          PowerShares Capital
Management LLC                 Executive                        Management LLC
301 W. Roosevelt Road           Officer                         (August 2002-
Wheaton, IL 60187                                               Present); Manager,
                                                                Nuveen Investments
                                                                (April 1998-
                                                                August 2002)

John Southard (36)             Trustee and        Since         Managing Director,       31             None
PowerShares Capital             Treasurer         2003          PowerShares Capital
Management LLC                                                  Management LLC
301 W. Roosevelt Road                                           (August 2002-
Wheaton, IL 60187                                               Present);
                                                                Analyst, Charles A.
                                                                Schwab Securities
                                                                (May 2001-
                                                                August 2002);
                                                                Analyst, Nike
                                                                Securities
                                                                (October 1992-
                                                                May 2001)

----------
* This is the date the Trustee began serving the Funds.

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                                                                         IN FUND
                                                  LENGTH OF     PRINCIPAL                COMPLEX
NAME, ADDRESS AND               POSITION(S)       TIME          OCCUPATION(S) DURING     OVERSEEN       OTHER DIRECTORSHIPS
AGE OF TRUSTEES                 WITH TRUST        SERVED*       PAST 5 YEARS             BY TRUSTEES    HELD BY TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
D. Mark McMillan (42)          Trustee            Since         Member, Bell, Boyd &     31             None
c/o PowerShares Capital                           2003          Lloyd LLC (1989-
Management LLC                                                  Present)
301 W. Roosevelt Road
Wheaton, IL 60187

Philip M. Nussbaum (44)        Trustee            Since         Managing Director,       31             Director of the
c/o PowerShares Capital                           2003          Communication                           Betzold Companies;
Management LLC                                                  Institute; formerly                     Director of the
301 W. Roosevelt Road                                           Principal, Betzold,                     Communication
Wheaton, IL 60187                                               Berg, Nussbaum &                        Institute
                                                                Heitman, Inc.
                                                                (July 1999-
                                                                December 2000);
                                                                formerly Executive
                                                                Vice President of
                                                                Finance, Betzold,
                                                                Berg, Nussbaum &
                                                                Heitman, Inc.
                                                                (March 1994-
                                                                July 1999)

Ronn R. Bagge (47)             Trustee            Since         YQA Capital              31             Advisor of Park
YQA Capital                                       2003          Management LLC                          Industries, Inc.
Management, LLC                                                 (July1998-Present);                     (manufacturer);
1755 S. Naperville Rd.,                                         formerly Owner/CEO                      Director of
Suite 100                                                       of Electronic Dynamic                   MasterCare Experts,
Wheaton, IL 60187                                               Balancing Co., Inc.                     Inc. (consumer
                                                                (high-speed rotating                    services); Advisor of
                                                                equipment service                       IVCF Great Lakes
                                                                provider)                               Region (non-profit);
                                                                                                        Director of Living
                                                                                                        Waters Wilderness
                                                                                                        Adventure Inc. (non-
                                                                                                        profit); Director of
                                                                                                        Wheaton Christian
                                                                                                        Grammar School

----------
* This is the date the Trustee began serving the Funds.

                                                  LENGTH OF
NAME, ADDRESS AND               POSITION(S)       TIME
AGE OF OFFICERS                 WITH TRUST        SERVED        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Keith Ovitt (43)               Secretary          Since         Managing Director, PowerShares Capital Management
PowerShares Capital                               2003          LLC (April 2003-Present); President, Ovitech
Management LLC                                                  (2002-2003); Vice President of Information Systems
301 W. Roosevelt Road                                           for DFG Foods, LLC (Division of FoodBrands
Wheaton, IL 60187                                               America/Tyson Foods) (1999-2002); Systems
                                                                Manager, Nabisco Biscuit Company (1997-1999)

Kevin R. Gustafson (40)          Chief            Since         General Counsel and Chief Compliance Officer,
PowerShares Capital            Compliance         2004          PowerShares Capital Management LLC (September
Management LLC                   Oficer                         2004-Present); Attorney, Nyberg & Gustafson (2001-
301 W. Roosevelt Road                                           2004); Attorney, Burke, Warren, McKay & Serritella,
Wheaton, IL 60187                                               P.C. (1997-2000)

PROXY VOTING POLICIES AND PROCEDURES
A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 843-2639. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 843-2639; or
(ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS
The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SEMI-ANNUAL REPORT
The financial statements contained herein have been created from the respective funds' books and records without any involvement of the funds' independent registered public accounting firm.


THERE ARE RISKS INVOLVED IN INVESTING IN ETFs, INCLUDING POSSIBLE LOSS OF MONEY. INVESTING IN SECURITIES OF SMALL AND MEDIUM SIZED COMPANIES INVOLVES GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH INVESTING IN MORE ESTABLISHED COMPANIES, AND INVESTMENTS IN CONCENTRATED INDUSTRY SECTORS INVOLVE GREATER RISKS THAN INVESTMENTS THAT ARE MORE DIVERSIFIED. POWERSHARES ARE NOT ACTIVELY MANAGED AND ARE SUBJECT TO RISKS SIMILAR TO STOCKS, INCLUDING THOSE RELATED TO SHORT SELLING AND MARGIN MAINTENANCE. POWERSHARES ARE NOT FDIC INSURED, MAY LOSE VALUE AND HAVE NO BANK GUARANTEE. POWERSHARES IS A REGISTERED TRADEMARK OF POWERSHARES CAPITAL MANAGEMENT LLC. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

ALPS DISTRIBUTORS, INC. IS THE DISTRIBUTOR OF THE POWERSHARES EXCHANGE-TRADED FUND TRUST.

AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. FOR MORE COMPLETE INFORMATION ABOUT POWERSHARES CALL 800.THE.AMEX OR VISIT OUR WEBSITE powershares.com FOR A PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

[POWERSHARES(TM) LOGO]


                                                           301 W. Roosevelt Road
                                                               Wheaton, IL 60187

                                                                    800.983.0903
                                                             www.powershares.com

ITEM 2. CODE OF ETHICS.

Not required for a semi-annual period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for a semi-annual period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for a semi-annual period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for a semi-annual period.

ITEMS 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable until fiscal year ending December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant's President (principal executive officer) and

     Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

B) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's most recent fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM  12. EXHIBITS.

(a) Certifications of the Registrant's Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b) Certifications of the Registrant's Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Exchange-Traded Fund Trust
            ----------------------------------------

By:  /s/  H. Bruce Bond
    -------------------------------

Name:  H. Bruce Bond

Title: Chairman and Chief Executive Officer

Date:  December 22, 2005

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/  H. Bruce Bond
    -------------------------------

Name:  H. Bruce Bond

Title: Chairman and Chief Executive Officer

Date:  December 22, 2005

By:  /s/  John W. Southard
    -------------------------------

Name:  John W. Southard

Title: Vice President and Treasurer

Date:  December 22, 2005